UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

This report on Form N-CSR relates solely to the Registrant's Freedom 2005 Portfolio, Freedom 2010 Portfolio, Freedom 2015 Portfolio, Freedom 2020 Portfolio, Freedom 2025 Portfolio, Freedom 2030 Portfolio, Freedom 2035 Portfolio, Freedom 2040 Portfolio, Freedom 2045 Portfolio, Freedom 2050 Portfolio, Freedom Income Portfolio, Freedom Lifetime Income I Portfolio, Freedom Lifetime Income II Portfolio, Freedom Lifetime Income III Portfolio, FundsManager 20% Portfolio, FundsManager 50% Portfolio, FundsManager 60%, FundsManager 70% Portfolio, FundsManager 85% Portfolio, Investor Freedom 2005 Portfolio, Investor Freedom 2010 Portfolio, Investor Freedom 2015 Portfolio, Investor Freedom 2020 Portfolio, Investor Freedom 2025 Portfolio, Investor Freedom 2030 Portfolio and Investor Freedom Income Portfolio series (each, a "Fund" and collectively, the "Funds").

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2005 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2010 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2015 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2020 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2025 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2030 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2035 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2040 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2045 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Freedom 2050 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
VIP Freedom Income
Initial Class	.00%
Actual		$ 1,000.00	$ 1,010.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 1,010.50	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 1,009.60	$ 1.25
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2005
Initial Class	.00%
Actual		$ 1,000.00	$ 990.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 989.30	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 989.30	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2010
Initial Class	.00%
Actual		$ 1,000.00	$ 987.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 985.70	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 985.60	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2015
Initial Class	.00%
Actual		$ 1,000.00	$ 985.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 985.20	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 984.10	$ 1.23
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2020
Initial Class	.00%
Actual		$ 1,000.00	$ 973.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 974.70	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 973.60	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2025
Initial Class	.00%
Actual		$ 1,000.00	$ 966.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 965.00	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 964.90	$ 1.22
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2030
Initial Class	.00%
Actual		$ 1,000.00	$ 957.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 957.30	$ .49
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 957.20	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2035
Initial Class	.00%
Actual		$ 1,000.00	$ 950.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 949.90	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 949.20	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2040
Initial Class	.00%
Actual		$ 1,000.00	$ 949.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 948.40	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 947.70	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2045
Initial Class	.00%
Actual		$ 1,000.00	$ 946.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 945.70	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 945.70	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2050
Initial Class	.00%
Actual		$ 1,000.00	$ 939.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Service Class	.10%
Actual		$ 1,000.00	$ 939.20	$ .48
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50
Service Class 2.25%
Actual		$ 1,000.00	$ 938.50	$ 1.20
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

VIP Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	2.6	3.2
VIP Equity-Income Portfolio Initial Class	3.0	3.7
VIP Growth & Income Portfolio Initial Class	3.0	3.8
VIP Growth Portfolio Initial Class	3.0	3.8
VIP Mid Cap Portfolio Initial Class	1.1	1.3
VIP Value Portfolio Initial Class	2.6	3.3
VIP Value Strategies Portfolio Initial Class	1.1	1.4
	16.4	20.5
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	3.2	0.0
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	0.3	0.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	35.1	34.7
Short-Term Funds
VIP Money Market Portfolio Initial Class	40.1	39.7
Net Other Assets
Net Other Assets	(0.1)	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	16.4%
Developed International Equity Funds	3.2%
Emerging Markets Equity Funds	0.3%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.1%
Short-Term Funds	40.1%
Net Other Assets† (0.1)%

Six months ago
Domestic Equity Funds	20.5%
Investment Grade Bond Funds	34.7%
High Yield Bond Funds	5.1%
Short-Term Funds	39.7%

Expected
Domestic Equity Funds	14.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

* Amount represents less than 0.1%
† Net Other Assets are not included in the pie chart.

Semiannual Report

VIP Freedom Income Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.4%
	Shares	Value
Domestic Equity Funds - 16.4%
VIP Contrafund Portfolio Initial Class	23,030	$ 443,320
VIP Equity-Income Portfolio Initial Class	33,074	515,956
VIP Growth & Income Portfolio Initial Class	50,624	515,855
VIP Growth Portfolio Initial Class	18,106	516,391
VIP Mid Cap Portfolio Initial Class	7,159	185,130
VIP Value Portfolio Initial Class	48,878	442,836
VIP Value Strategies Portfolio Initial Class	24,352	184,585
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,680,452)		2,804,073
International Equity Funds - 3.5%

Developed International Equity Funds - 3.2%
VIP Overseas Portfolio Initial Class	41,204	536,058
Emerging Markets Equity Funds - 0.3%
VIP Emerging Markets Portfolio Initial Class	6,549	51,210
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $616,147)		587,268
Bond Funds - 40.1%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	156,631	856,772
Investment Grade Bond Funds - 35.1%
VIP Investment Grade Bond Portfolio Initial Class	456,120	6,002,536
TOTAL BOND FUNDS (Cost $6,574,556)		6,859,308
Short-Term Funds - 40.1%

VIP Money Market Portfolio Initial Class (Cost $6,855,233)	6,855,233	6,855,233
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $17,726,388)	17,105,882
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(15,150)
NET ASSETS - 100%	$ 17,090,732
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $17,726,388) - See accompanying schedule		$ 17,105,882
Receivable for investments sold		188
Receivable for fund shares sold		206
Total assets		17,106,276

Liabilities
Payable to custodian bank	$ 29
Payable for investments purchased	85
Payable for fund shares redeemed	14,100
Distribution fees payable	1,330
Total liabilities		15,544

Net Assets		$ 17,090,732
Net Assets consist of:
Paid in capital		$ 17,551,012
Undistributed net investment income		2,924
Accumulated undistributed net realized gain (loss) on investments		157,302
Net unrealized appreciation (depreciation) on investments		(620,506)
Net Assets		$ 17,090,732

Initial Class: Net Asset Value, offering price and redemption price per share ($10,626,715 ÷ 1,054,305 shares)		$ 10.08

Service Class: Net Asset Value, offering price and redemption price per share ($204,968 ÷ 20,330 shares)		$ 10.08

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,259,049 ÷ 623,549 shares)		$ 10.04

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 11,326

Expenses
Distribution fees	$ 8,402
Independent trustees' compensation	32
Total expenses before reductions	8,434
Expense reductions	(32)	8,402
Net investment income (loss)		2,924
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	280,665
Capital gain distributions from underlying funds	1,058	281,723
Change in net unrealized appreciation (depreciation) on underlying funds		(66,627)
Net gain (loss)		215,096
Net increase (decrease) in net assets resulting from operations		$ 218,020

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,924	$ 643,136
Net realized gain (loss)	281,723	204,551
Change in net unrealized appreciation (depreciation)	(66,627)	1,442,211
Net increase (decrease) in net assets resulting from operations	218,020	2,289,898
Distributions to shareholders from net investment income	-	(651,988)
Distributions to shareholders from net realized gain	(47,700)	(251,371)
Total distributions	(47,700)	(903,359)
Share transactions - net increase (decrease)	(2,675,236)	4,138,154
Total increase (decrease) in net assets	(2,504,916)	5,524,693

Net Assets
Beginning of period	19,595,648	14,070,955
End of period (including undistributed net investment income of $2,924 and undistributed net investment income of $0, respectively)	$ 17,090,732	$ 19,595,648

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 9.14	$ 10.80	$ 10.71	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.01	.39	.36	.43	.40	.16
Net realized and unrealized gain (loss)	.10	.96	(1.48)	.22	.32	.30
Total from investment operations	.11	1.35	(1.12)	.65	.72	.46
Distributions from net investment income	-	(.35)	(.37)	(.44)	(.32)	(.10)
Distributions from net realized gain	(.03)	(.15)	(.17)	(.12)	(.05)	-
Total distributions	(.03)	(.49)I	(.54)	(.56)	(.37)	(.10)
Net asset value, end of period	$ 10.08	$ 10.00	$ 9.14	$ 10.80	$ 10.71	$ 10.36
Total ReturnB,C,D	1.05%	14.95%	(10.45)%	6.10%	6.94%	4.58%
Ratios to Average Net AssetsF,H
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%A
Net investment income (loss)	.12%A	4.00%	3.50%	3.93%	3.75%	2.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,627	$ 12,679	$ 8,976	$ 10,035	$ 9,398	$ 5,954
Portfolio turnover rate	33%A	32%	55%	56%	44%	12%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.49 per share is comprised of distributions from net investment income of $.347 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio

Financial Statements - continued

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00	$ 9.14	$ 10.81	$ 10.71	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	.37	.35	.42	.39	.16
Net realized and unrealized gain (loss)	.11	.97	(1.50)	.23	.32	.29
Total from investment operations	.11	1.34	(1.15)	.65	.71	.45
Distributions from net investment income	-	(.33)	(.35)	(.43)	(.31)	(.09)
Distributions from net realized gain	(.03)	(.15)	(.17)	(.12)	(.05)	-
Total distributions	(.03)	(.48)J	(.52)	(.55)	(.36)	(.09)
Net asset value, end of period	$ 10.08	$ 10.00	$ 9.14	$ 10.81	$ 10.71	$ 10.36
Total ReturnB,C,D	1.05%	14.81%	(10.65)%	6.10%	6.83%	4.51%
Ratios to Average Net AssetsF,H
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Net investment income (loss)	.02%A	3.90%	3.40%	3.83%	3.65%	2.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 205	$ 163	$ 258	$ 414	$ 391	$ 366
Portfolio turnover rate	33%A	32%	55%	56%	44%	12%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.48 per share is comprised of distributions from net investment income of $.334 and distributions from net realized gain of $.146 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.97	$ 9.12	$ 10.78	$ 10.69	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	.36	.33	.40	.37	.15
Net realized and unrealized gain (loss)	.11	.96	(1.48)	.23	.32	.29
Total from investment operations	.10	1.32	(1.15)	.63	.69	.44
Distributions from net investment income	-	(.33)	(.34)	(.42)	(.31)	(.08)
Distributions from net realized gain	(.03)	(.15)	(.17)	(.12)	(.05)	-
Total distributions	(.03)	(.47)I	(.51)	(.54)	(.36)	(.08)
Net asset value, end of period	$ 10.04	$ 9.97	$ 9.12	$ 10.78	$ 10.69	$ 10.36
Total ReturnB,C,D	.96%	14.64%	(10.70)%	5.92%	6.61%	4.41%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%A
Net investment income (loss)	(.13)%A	3.76%	3.25%	3.68%	3.50%	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,259	$ 6,753	$ 4,836	$ 3,589	$ 1,061	$ 365
Portfolio turnover rate	33%A	32%	55%	56%	44%	12%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.47 per share is comprised of distributions from net investment income of $.326 and distributions from net realized gain of $.146 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	5.3	6.1
VIP Equity-Income Portfolio Initial Class	6.2	7.0
VIP Growth & Income Portfolio Initial Class	6.1	7.0
VIP Growth Portfolio Initial Class	6.2	7.1
VIP Mid Cap Portfolio Initial Class	2.2	2.5
VIP Value Portfolio Initial Class	5.3	6.2
VIP Value Strategies Portfolio Initial Class	2.2	2.6
	33.5	38.5
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	9.0	7.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	0.8	0.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.0	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	31.9	32.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	19.8	16.8
Net Other Assets
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	33.5%
Developed International Equity Funds	9.0%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	31.9%
Short-Term Funds	19.8%

Six months ago
Domestic Equity Funds	38.5%
Developed International Equity Funds	7.6%
Investment Grade Bond Funds	32.1%
High Yield Bond Funds	5.0%
Short-Term Funds	16.8%

Expected
Domestic Equity Funds	30.8%
Developed International Equity Funds	9.5%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	31.2%
Short-Term Funds	21.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

* Amount represents less than 0.1%

Semiannual Report

VIP Freedom 2005 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Domestic Equity Funds - 33.5%
VIP Contrafund Portfolio Initial Class	15,444	$ 297,289
VIP Equity-Income Portfolio Initial Class	22,156	345,637
VIP Growth & Income Portfolio Initial Class	33,913	345,569
VIP Growth Portfolio Initial Class	12,129	345,928
VIP Mid Cap Portfolio Initial Class	4,797	124,049
VIP Value Portfolio Initial Class	32,778	296,964
VIP Value Strategies Portfolio Initial Class	16,317	123,684
TOTAL DOMESTIC EQUITY FUNDS (Cost $2,631,947)		1,879,120
International Equity Funds - 9.8%

Developed International Equity Funds - 9.0%
VIP Overseas Portfolio Initial Class	38,731	503,888
Emerging Markets Equity Funds - 0.8%
VIP Emerging Markets Portfolio Initial Class	6,176	48,297
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $771,454)		552,185
Bond Funds - 36.9%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	51,531	281,874
Investment Grade Bond Funds - 31.9%
VIP Investment Grade Bond Portfolio Initial Class	136,011	1,789,905
TOTAL BOND FUNDS (Cost $1,997,169)		2,071,779
Short-Term Funds - 19.8%

VIP Money Market Portfolio Initial Class (Cost $1,113,015)	1,113,015	1,113,015
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,513,585)	5,616,099
NET OTHER ASSETS (LIABILITIES) - 0.0%	(58)
NET ASSETS - 100%	$ 5,616,041
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $6,513,585) - See accompanying schedule		$ 5,616,099
Receivable for investments sold		121
Total assets		5,616,220

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	14
Payable for fund shares redeemed	115
Distribution fees payable	49
Total liabilities		179

Net Assets		$ 5,616,041
Net Assets consist of:
Paid in capital		$ 6,701,542
Undistributed net investment income		3,512
Accumulated undistributed net realized gain (loss) on investments		(191,527)
Net unrealized appreciation (depreciation) on investments		(897,486)
Net Assets		$ 5,616,041

Initial Class: Net Asset Value, offering price and redemption price per share ($5,318,737 ÷ 579,881 shares)		$ 9.17

Service Class: Net Asset Value, offering price and redemption price per share ($134,237 ÷ 14,634 shares)		$ 9.17

Service Class 2: Net Asset Value, offering price and redemption price per share ($163,067 ÷ 17,777 shares)		$ 9.17

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,039

Expenses
Distribution fees	$ 250
Independent trustees' compensation	11
Total expenses before reductions	261
Expense reductions	(11)	250
Net investment income (loss)		2,789
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(57,318)
Capital gain distributions from underlying funds	706	(56,612)
Change in net unrealized appreciation (depreciation) on underlying funds		26,698
Net gain (loss)		(29,914)
Net increase (decrease) in net assets resulting from operations		$ (27,125)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,789	$ 259,416
Net realized gain (loss)	(56,612)	156,333
Change in net unrealized appreciation (depreciation)	26,698	944,768
Net increase (decrease) in net assets resulting from operations	(27,125)	1,360,517
Distributions to shareholders from net investment income	-	(259,101)
Distributions to shareholders from net realized gain	(58,026)	(199,216)
Total distributions	(58,026)	(458,317)
Share transactions - net increase (decrease)	(1,487,099)	(227,175)
Total increase (decrease) in net assets	(1,572,250)	675,025

Net Assets
Beginning of period	7,188,291	6,513,266
End of period (including undistributed net investment income of $3,512 and undistributed net investment income of $723, respectively)	$ 5,616,041	$ 7,188,291

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.34	$ 8.14	$ 11.59	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	.34	.34	.38	.31	.09
Net realized and unrealized gain (loss)	(.09)	1.48	(3.06)	.60	.72	.71
Total from investment operations	(.09)	1.82	(2.72)	.98	1.03	.80
Distributions from net investment income	-	(.35)	(.34)	(.34)	(.31)	(.06)
Distributions from net realized gain	(.08)	(.26)	(.39)	(.47)	(.05)	-
Total distributions	(.08)	(.62)K	(.73)	(.80)J	(.36)	(.06)
Net asset value, end of period	$ 9.17	$ 9.34	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Total ReturnB,C,D	(.96)%	23.02%	(23.83)%	8.65%	9.59%	7.98%
Ratios to Average Net AssetsF,H
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%A
Net investment income (loss)	.09%A	3.95%	3.29%	3.20%	2.82%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,319	$ 6,833	$ 5,993	$ 9,203	$ 7,871	$ 5,284
Portfolio turnover rate	41%A	50%	51%	51%	56%	43%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.80 per share is comprised of distributions from net investment income of $.335 and distributions from net realized gain of $.465 per share. K Total distributions of $.62 per share is comprised of distributions from net investment income of $.353 and distributions from net realized gain of $.262 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005H
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 8.14	$ 11.59	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-G	.33	.33	.37	.30	.08
Net realized and unrealized gain (loss)	(.10)	1.48	(3.06)	.60	.72	.71
Total from investment operations	(.10)	1.81	(2.73)	.97	1.02	.79
Distributions from net investment income	-	(.34)	(.33)	(.32)	(.30)	(.05)
Distributions from net realized gain	(.08)	(.26)	(.39)	(.47)	(.05)	-
Total distributions	(.08)	(.60)K	(.72)	(.79)J	(.35)	(.05)
Net asset value, end of period	$ 9.17	$ 9.35	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Total ReturnB,C,D	(1.07)%	23.00%	(23.95)%	8.55%	9.48%	7.91%
Ratios to Average Net AssetsF,I
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Net investment income (loss)	(.01)%A	3.85%	3.19%	3.10%	2.72%	1.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 134	$ 172	$ 250	$ 449	$ 414	$ 378
Portfolio turnover rate	41%A	50%	51%	51%	56%	43%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G Amount represents less than .01%. H For the period April 26, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. J Total distributions of $.79 per share is comprised of distributions from net investment income of $.323 and distributions from net realized gain of $.465 per share. K Total distributions of $.60 per share is comprised of distributions from net investment income of $.341 and distributions from net realized gain of $.262 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.35	$ 8.14	$ 11.59	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	.32	.31	.35	.29	.07
Net realized and unrealized gain (loss)	(.09)	1.48	(3.06)	.60	.71	.71
Total from investment operations	(.10)	1.80	(2.75)	.95	1.00	.78
Distributions from net investment income	-	(.32)	(.31)	(.31)	(.28)	(.04)
Distributions from net realized gain	(.08)	(.26)	(.39)	(.47)	(.05)	-
Total distributions	(.08)	(.59)J	(.70)	(.77)I	(.33)	(.04)
Net asset value, end of period	$ 9.17	$ 9.35	$ 8.14	$ 11.59	$ 11.41	$ 10.74
Total ReturnB,C,D	(1.07)%	22.78%	(24.12)%	8.40%	9.34%	7.80%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%A
Net investment income (loss)	(.16)%A	3.70%	3.04%	2.95%	2.57%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 163	$ 183	$ 271	$ 456	$ 413	$ 377
Portfolio turnover rate	41%A	50%	51%	51%	56%	43%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.77 per share is comprised of distributions from net investment income of $.306 and distributions from net realized gain of $.465 per share. J Total distributions of $.59 per share is comprised of distributions from net investment income of $.324 and distributions from net realized gain of $.262 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	5.9	6.5
VIP Equity-Income Portfolio Initial Class	6.9	7.4
VIP Growth & Income Portfolio Initial Class	6.9	7.5
VIP Growth Portfolio Initial Class	6.9	7.6
VIP Mid Cap Portfolio Initial Class	2.5	2.6
VIP Value Portfolio Initial Class	5.9	6.5
VIP Value Strategies Portfolio Initial Class	2.5	2.7
	37.5	40.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	11.0	9.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.0	0.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	35.1	33.9
Short-Term Funds
VIP Money Market Portfolio Initial Class	10.4	10.3
Net Other Assets
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.5%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.1%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	40.8%
Developed International Equity Funds	9.9%
Investment Grade Bond Funds	33.9%
High Yield Bond Funds	5.1%
Short-Term Funds	10.3%
Cash Equivalents	0.0%*

Expected
Domestic Equity Funds	36.3%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.8%
Short-Term Funds	10.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

* Amount represents less than 0.1%

Semiannual Report

VIP Freedom 2010 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.5%
	Shares	Value
Domestic Equity Funds - 37.5%
VIP Contrafund Portfolio Initial Class	399,553	$ 7,691,389
VIP Equity-Income Portfolio Initial Class	573,803	8,951,320
VIP Growth & Income Portfolio Initial Class	878,271	8,949,582
VIP Growth Portfolio Initial Class	314,123	8,958,780
VIP Mid Cap Portfolio Initial Class	124,461	3,218,551
VIP Value Portfolio Initial Class	848,022	7,683,079
VIP Value Strategies Portfolio Initial Class	423,374	3,209,173
TOTAL DOMESTIC EQUITY FUNDS (Cost $64,617,696)		48,661,874
International Equity Funds - 12.0%

Developed International Equity Funds - 11.0%
VIP Overseas Portfolio Initial Class	1,095,013	14,246,113
Emerging Markets Equity Funds - 1.0%
VIP Emerging Markets Portfolio Initial Class	174,423	1,363,987
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $21,264,936)		15,610,100
Bond Funds - 40.1%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Initial Class	1,191,926	6,519,837
Investment Grade Bond Funds - 35.1%
VIP Investment Grade Bond Portfolio Initial Class	3,461,062	45,547,577
TOTAL BOND FUNDS (Cost $50,305,196)		52,067,414
Short-Term Funds - 10.4%

VIP Money Market Portfolio Initial Class (Cost $13,498,115)	13,498,115	13,498,115
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $149,685,943)	129,837,503
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21,856)
NET ASSETS - 100%	$ 129,815,647
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $149,685,943) - See accompanying schedule		$ 129,837,503
Receivable for fund shares sold		1,424,384
Total assets		131,261,887

Liabilities
Payable to custodian bank	$ 94
Payable for investments purchased	1,346,009
Payable for fund shares redeemed	79,479
Distribution fees payable	20,658
Total liabilities		1,446,240

Net Assets		$ 129,815,647
Net Assets consist of:
Paid in capital		$ 150,180,778
Accumulated net investment loss		(60,468)
Accumulated undistributed net realized gain (loss) on investments		(456,223)
Net unrealized appreciation (depreciation) on investments		(19,848,440)
Net Assets		$ 129,815,647

Initial Class: Net Asset Value, offering price and redemption price per share ($20,150,307 ÷ 2,102,130 shares)		$ 9.59

Service Class: Net Asset Value, offering price and redemption price per share ($18,566,772 ÷ 1,939,410 shares)		$ 9.57

Service Class 2: Net Asset Value, offering price and redemption price per share ($91,098,568 ÷ 9,551,289 shares)		$ 9.54

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 54,111
Interest		3
Total income		54,114

Expenses
Distribution fees	$ 123,111
Independent trustees' compensation	223
Total expenses before reductions	123,334
Expense reductions	(223)	123,111
Net investment income (loss)		(68,997)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	560,664
Capital gain distributions from underlying funds	14,069	574,733
Change in net unrealized appreciation (depreciation) on underlying funds		(2,370,119)
Net gain (loss)		(1,795,386)
Net increase (decrease) in net assets resulting from operations		$ (1,864,383)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (68,997)	$ 4,477,224
Net realized gain (loss)	574,733	1,326,323
Change in net unrealized appreciation (depreciation)	(2,370,119)	18,322,740
Net increase (decrease) in net assets resulting from operations	(1,864,383)	24,126,287
Distributions to shareholders from net investment income	-	(4,479,938)
Distributions to shareholders from net realized gain	(792,343)	(871,550)
Total distributions	(792,343)	(5,351,488)
Share transactions - net increase (decrease)	4,247,425	980,260
Total increase (decrease) in net assets	1,590,699	19,755,059

Net Assets
Beginning of period	128,224,948	108,469,889
End of period (including accumulated net investment loss of $60,468 and undistributed net investment income of $8,529, respectively)	$ 129,815,647	$ 128,224,948

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 8.23	$ 11.96	$ 11.59	$ 10.78	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	.38	.35	.36	.28	.11
Net realized and unrealized gain (loss)	(.12)	1.60	(3.32)	.64	.78	.72
Total from investment operations	(.12)	1.98	(2.97)	1.00	1.06	.83
Distributions from net investment income	-	(.37)	(.31)	(.30)	(.20)	(.05)
Distributions from net realized gain	(.06)	(.07)	(.45)	(.33)	(.05)	-
Total distributions	(.06)	(.44)	(.76)	(.63)	(.25)	(.05)
Net asset value, end of period	$ 9.59	$ 9.77	$ 8.23	$ 11.96	$ 11.59	$ 10.78
Total ReturnB,C,D	(1.23)%	24.27%	(25.05)%	8.71%	9.82%	8.33%
Ratios to Average Net AssetsF,H
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%A
Net investment income (loss)	.08%A	4.22%	3.27%	2.95%	2.48%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 20,150	$ 21,197	$ 24,962	$ 26,629	$ 20,992	$ 13,343
Portfolio turnover rate	30%A	28%	34%	21%	24%	24%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements - continued

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 8.23	$ 11.95	$ 11.58	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	.37	.33	.35	.27	.10
Net realized and unrealized gain (loss)	(.14)	1.60	(3.30)	.64	.78	.72
Total from investment operations	(.14)	1.97	(2.97)	.99	1.05	.82
Distributions from net investment income	-	(.36)	(.30)	(.29)	(.19)	(.05)
Distributions from net realized gain	(.06)	(.07)	(.45)	(.33)	(.05)	-
Total distributions	(.06)	(.43)	(.75)	(.62)	(.24)	(.05)
Net asset value, end of period	$ 9.57	$ 9.77	$ 8.23	$ 11.95	$ 11.58	$ 10.77
Total ReturnB,C,D	(1.43)%	24.15%	(25.08)%	8.65%	9.78%	8.17%
Ratios to Average Net AssetsF,H
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Net investment income (loss)	(.02)%A	4.12%	3.17%	2.85%	2.39%	1.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,567	$ 19,238	$ 17,137	$ 19,295	$ 5,984	$ 764
Portfolio turnover rate	30%A	28%	34%	21%	24%	24%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 8.21	$ 11.92	$ 11.56	$ 10.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	.35	.32	.33	.25	.09
Net realized and unrealized gain (loss)	(.13)	1.60	(3.29)	.64	.78	.72
Total from investment operations	(.14)	1.95	(2.97)	.97	1.03	.81
Distributions from net investment income	-	(.35)	(.29)	(.28)	(.18)	(.05)
Distributions from net realized gain	(.06)	(.07)	(.45)	(.33)	(.05)	-
Total distributions	(.06)	(.42)	(.74)	(.61)	(.23)	(.05)
Net asset value, end of period	$ 9.54	$ 9.74	$ 8.21	$ 11.92	$ 11.56	$ 10.76
Total ReturnB,C,D	(1.44)%	23.95%	(25.17)%	8.42%	9.58%	8.07%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%A
Net investment income (loss)	(.17)%A	3.97%	3.02%	2.70%	2.24%	1.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91,099	$ 87,791	$ 66,370	$ 62,510	$ 38,662	$ 9,702
Portfolio turnover rate	30%A	28%	34%	21%	24%	24%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.1	6.7
VIP Equity-Income Portfolio Initial Class	7.1	7.7
VIP Growth & Income Portfolio Initial Class	7.1	7.8
VIP Growth Portfolio Initial Class	7.1	7.9
VIP Mid Cap Portfolio Initial Class	2.6	2.8
VIP Value Portfolio Initial Class	6.1	6.8
VIP Value Strategies Portfolio Initial Class	2.5	2.8
	38.6	42.5
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	11.3	10.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.1	0.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	5.1	5.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	34.6	33.4
Short-Term Funds
VIP Money Market Portfolio Initial Class	9.3	8.5
Net Other Assets
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	38.6%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	1.1%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.6%
Short-Term Funds	9.3%

Six months ago
Domestic Equity Funds	42.5%
Developed International Equity Funds	10.3%
Investment Grade Bond Funds	33.4%
High Yield Bond Funds	5.3%
Short-Term Funds	8.5%

Expected
Domestic Equity Funds	37.3%
Developed International Equity Funds	11.6%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.6%
Short-Term Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

* Amount represents less than 0.1%

Semiannual Report

VIP Freedom 2015 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.6%
	Shares	Value
Domestic Equity Funds - 38.6%
VIP Contrafund Portfolio Initial Class	265,326	$ 5,107,531
VIP Equity-Income Portfolio Initial Class	381,054	5,944,444
VIP Growth & Income Portfolio Initial Class	583,246	5,943,278
VIP Growth Portfolio Initial Class	208,606	5,949,451
VIP Mid Cap Portfolio Initial Class	82,477	2,132,865
VIP Value Portfolio Initial Class	563,130	5,101,954
VIP Value Strategies Portfolio Initial Class	280,552	2,126,585
TOTAL DOMESTIC EQUITY FUNDS (Cost $40,115,730)		32,306,108
International Equity Funds - 12.4%

Developed International Equity Funds - 11.3%
VIP Overseas Portfolio Initial Class	728,914	9,483,165
Emerging Markets Equity Funds - 1.1%
VIP Emerging Markets Portfolio Initial Class	116,715	912,710
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $13,392,384)		10,395,875
Bond Funds - 39.7%

High Yield Bond Funds - 5.1%
VIP High Income Portfolio Initial Class	785,240	4,295,264
Investment Grade Bond Funds - 34.6%
VIP Investment Grade Bond Portfolio Initial Class	2,198,487	28,932,092
TOTAL BOND FUNDS (Cost $31,990,867)		33,227,356
Short-Term Funds - 9.3%

VIP Money Market Portfolio Initial Class (Cost $7,751,146)	7,751,146	7,751,146
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $93,250,127)	83,680,485
NET OTHER ASSETS (LIABILITIES) - 0.0%	(8,769)
NET ASSETS - 100%	$ 83,671,716
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $93,250,127) - See accompanying schedule		$ 83,680,485
Receivable for investments sold		1,107
Receivable for fund shares sold		8,847
Receivable from investment adviser for expense reductions		13
Total assets		83,690,452

Liabilities
Payable to custodian bank	$ 83
Payable for investments purchased	1,576
Payable for fund shares redeemed	7,145
Distribution fees payable	9,932
Total liabilities		18,736

Net Assets		$ 83,671,716
Net Assets consist of:
Paid in capital		$ 93,702,223
Accumulated net investment loss		(14,913)
Accumulated undistributed net realized gain (loss) on investments		(445,952)
Net unrealized appreciation (depreciation) on investments		(9,569,642)
Net Assets		$ 83,671,716

Initial Class: Net Asset Value, offering price and redemption price per share ($35,840,316 ÷ 3,733,785 shares)		$ 9.60

Service Class: Net Asset Value, offering price and redemption price per share ($1,916,819 ÷ 199,854 shares)		$ 9.59

Service Class 2: Net Asset Value, offering price and redemption price per share ($45,914,581 ÷ 4,806,794 shares)		$ 9.55

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 33,641
Interest		1
Total income		33,642

Expenses
Distribution fees	$ 58,332
Independent trustees' compensation	143
Total expenses before reductions	58,475
Expense reductions	(143)	58,332
Net investment income (loss)		(24,690)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	97,657
Capital gain distributions from underlying funds	9,367	107,024
Change in net unrealized appreciation (depreciation) on underlying funds		(1,474,604)
Net gain (loss)		(1,367,580)
Net increase (decrease) in net assets resulting from operations		$ (1,392,270)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (24,690)	$ 2,636,979
Net realized gain (loss)	107,024	778,497
Change in net unrealized appreciation (depreciation)	(1,474,604)	11,395,277
Net increase (decrease) in net assets resulting from operations	(1,392,270)	14,810,753
Distributions to shareholders from net investment income	-	(2,643,534)
Distributions to shareholders from net realized gain	(294,722)	(904,007)
Total distributions	(294,722)	(3,547,541)
Share transactions - net increase (decrease)	4,009,227	17,317,820
Total increase (decrease) in net assets	2,322,235	28,581,032

Net Assets
Beginning of period	81,349,481	52,768,449
End of period (including accumulated net investment loss of $14,913 and undistributed net investment income of $9,777, respectively)	$ 83,671,716	$ 81,349,481

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.78	$ 8.19	$ 12.29	$ 11.93	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	.38	.33	.37	.27	.11
Net realized and unrealized gain (loss)	(.14)	1.67	(3.61)	.73	.94	.90
Total from investment operations	(.14)	2.05	(3.28)	1.10	1.21	1.01
Distributions from net investment income	-	(.34)	(.30)	(.36)	(.14)	(.06)
Distributions from net realized gain	(.04)	(.12)	(.52)	(.38)	(.09)	-
Total distributions	(.04)	(.46)	(.82)J	(.74)	(.23)	(.06)
Net asset value, end of period	$ 9.60	$ 9.78	$ 8.19	$ 12.29	$ 11.93	$ 10.95
Total ReturnB,C,D	(1.48)%	25.28%	(27.03)%	9.33%	11.04%	10.11%
Ratios to Average Net AssetsF,H
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%A
Net investment income (loss)	.08%A	4.21%	3.11%	2.93%	2.34%	1.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,840	$ 37,291	$ 25,977	$ 33,780	$ 23,712	$ 13,930
Portfolio turnover rate	32%A	23%	27%	18%	24%	38%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.82 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.77	$ 8.19	$ 12.29	$ 11.93	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	.37	.31	.35	.26	.10
Net realized and unrealized gain (loss)	(.14)	1.66	(3.60)	.74	.94	.90
Total from investment operations	(.14)	2.03	(3.29)	1.09	1.20	1.00
Distributions from net investment income	-	(.33)	(.29)	(.35)	(.13)	(.05)
Distributions from net realized gain	(.04)	(.12)	(.52)	(.38)	(.09)	-
Total distributions	(.04)	(.45)	(.81)J	(.73)	(.22)	(.05)
Net asset value, end of period	$ 9.59	$ 9.77	$ 8.19	$ 12.29	$ 11.93	$ 10.95
Total ReturnB,C,D	(1.48)%	25.06%	(27.10)%	9.23%	10.94%	10.04%
Ratios to Average Net AssetsF,H
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Net investment income (loss)	(.02)%A	4.12%	3.01%	2.83%	2.24%	1.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,917	$ 1,524	$ 936	$ 477	$ 427	$ 385
Portfolio turnover rate	32%A	23%	27%	18%	24%	38%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.81 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.515 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.74	$ 8.16	$ 12.26	$ 11.91	$ 10.94	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	.35	.30	.33	.24	.09
Net realized and unrealized gain (loss)	(.14)	1.67	(3.61)	.74	.95	.90
Total from investment operations	(.15)	2.02	(3.31)	1.07	1.19	.99
Distributions from net investment income	-	(.32)	(.28)	(.34)	(.13)	(.05)
Distributions from net realized gain	(.04)	(.12)	(.52)	(.38)	(.09)	-
Total distributions	(.04)	(.44)	(.79)I	(.72)	(.22)	(.05)
Net asset value, end of period	$ 9.55	$ 9.74	$ 8.16	$ 12.26	$ 11.91	$ 10.94
Total ReturnB,C,D	(1.59)%	25.02%	(27.30)%	9.07%	10.84%	9.90%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%A
Net investment income (loss)	(.17) %A	3.97%	2.86%	2.68%	2.09%	1.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,915	$ 42,534	$ 25,855	$ 24,497	$ 9,984	$ 653
Portfolio turnover rate	32%A	23%	27%	18%	24%	38%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.79 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.515 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	7.4	8.2
VIP Equity-Income Portfolio Initial Class	8.6	9.4
VIP Growth & Income Portfolio Initial Class	8.6	9.5
VIP Growth Portfolio Initial Class	8.6	9.6
VIP Mid Cap Portfolio Initial Class	3.1	3.4
VIP Value Portfolio Initial Class	7.3	8.3
VIP Value Strategies Portfolio Initial Class	3.0	3.5
	46.6	51.9
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	13.7	12.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.3	0.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	6.9	7.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	28.5	26.4
Short-Term Funds
VIP Money Market Portfolio Initial Class	3.0	1.9
Net Other Assets
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.6%
Developed International Equity Funds	13.7%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	6.9%
Investment Grade Bond Funds	28.5%
Short-Term Funds	3.0%

Six months ago
Domestic Equity Funds	51.9%
Developed International Equity Funds	12.6%
Investment Grade Bond Funds	26.4%
High Yield Bond Funds	7.2%
Short-Term Funds	1.9%

Expected
Domestic Equity Funds	44.3%
Developed International Equity Funds	13.7%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	6.6%
Investment Grade Bond Funds	29.3%
Short-Term Funds	3.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010

* Amount represents less than 0.1%

Semiannual Report

VIP Freedom 2020 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.6%
	Shares	Value
Domestic Equity Funds - 46.6%
VIP Contrafund Portfolio Initial Class	1,087,705	$ 20,938,320
VIP Equity-Income Portfolio Initial Class	1,562,267	24,371,370
VIP Growth & Income Portfolio Initial Class	2,391,226	24,366,588
VIP Growth Portfolio Initial Class	855,256	24,391,895
VIP Mid Cap Portfolio Initial Class	338,075	8,742,619
VIP Value Portfolio Initial Class	2,308,550	20,915,463
VIP Value Strategies Portfolio Initial Class	1,149,984	8,716,880
TOTAL DOMESTIC EQUITY FUNDS (Cost $163,721,717)		132,443,135
International Equity Funds - 15.0%

Developed International Equity Funds - 13.7%
VIP Overseas Portfolio Initial Class	2,987,409	38,866,191
Emerging Markets Equity Funds - 1.3%
VIP Emerging Markets Portfolio Initial Class	476,354	3,725,090
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $54,871,643)		42,591,281
Bond Funds - 35.4%

High Yield Bond Funds - 6.9%
VIP High Income Portfolio Initial Class	3,574,633	19,553,244
Investment Grade Bond Funds - 28.5%
VIP Investment Grade Bond Portfolio Initial Class	6,147,127	80,896,195
TOTAL BOND FUNDS (Cost $97,422,140)		100,449,439
Short-Term Funds - 3.0%

VIP Money Market Portfolio Initial Class (Cost $8,421,996)	8,421,996	8,421,996
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $324,437,496)	283,905,851
NET OTHER ASSETS (LIABILITIES) - 0.0%	(44,964)
NET ASSETS - 100%	$ 283,860,887
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $324,437,496) - See accompanying schedule		$ 283,905,851
Receivable for investments sold		188,404
Receivable for fund shares sold		227,644
Total assets		284,321,899

Liabilities
Payable to custodian bank	$ 6,710
Payable for investments purchased	214,963
Payable for fund shares redeemed	191,011
Distribution fees payable	48,328
Total liabilities		461,012

Net Assets		$ 283,860,887
Net Assets consist of:
Paid in capital		$ 326,703,628
Accumulated net investment loss		(183,582)
Accumulated undistributed net realized gain (loss) on investments		(2,127,514)
Net unrealized appreciation (depreciation) on investments		(40,531,645)
Net Assets		$ 283,860,887

Initial Class: Net Asset Value, offering price and redemption price per share ($38,369,814 ÷ 4,151,125 shares)		$ 9.24

Service Class: Net Asset Value, offering price and redemption price per share ($27,571,193 ÷ 2,988,513 shares)		$ 9.23

Service Class 2: Net Asset Value, offering price and redemption price per share ($217,919,880 ÷ 23,687,975 shares)		$ 9.20

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 84,594
Interest		4
Total income		84,598

Expenses
Distribution fees	$ 274,765
Independent trustees' compensation	459
Total expenses before reductions	275,224
Expense reductions	(459)	274,765
Net investment income (loss)		(190,167)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(186,654)
Capital gain distributions from underlying funds	36,123	(150,531)
Change in net unrealized appreciation (depreciation) on underlying funds		(8,397,617)
Net gain (loss)		(8,548,148)
Net increase (decrease) in net assets resulting from operations		$ (8,738,315)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (190,167)	$ 7,106,002
Net realized gain (loss)	(150,531)	1,690,863
Change in net unrealized appreciation (depreciation)	(8,397,617)	40,995,174
Net increase (decrease) in net assets resulting from operations	(8,738,315)	49,792,039
Distributions to shareholders from net investment income	-	(7,104,782)
Distributions to shareholders from net realized gain	(823,268)	(2,396,745)
Total distributions	(823,268)	(9,501,527)
Share transactions - net increase (decrease)	39,464,814	55,723,199
Total increase (decrease) in net assets	29,903,231	96,013,711

Net Assets
Beginning of period	253,957,656	157,943,945
End of period (including accumulated net investment loss of $183,582 and undistributed net investment income of $6,585, respectively)	$ 283,860,887	$ 253,957,656

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.52	$ 7.71	$ 12.63	$ 12.10	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	.33	.32	.35	.26	.13
Net realized and unrealized gain (loss)	(.25)	1.88	(4.38)	.88	1.06	1.00
Total from investment operations	(.25)	2.21	(4.06)	1.23	1.32	1.13
Distributions from net investment income	-	(.29)	(.28)	(.27)	(.18)	(.06)
Distributions from net realized gain	(.03)	(.11)	(.59)	(.43)	(.11)	-
Total distributions	(.03)	(.40)L	(.86)K	(.70)J	(.29)	(.06)
Net asset value, end of period	$ 9.24	$ 9.52	$ 7.71	$ 12.63	$ 12.10	$ 11.07
Total ReturnB,C,D	(2.63)%	28.97%	(32.60)%	10.23%	11.95%	11.34%
Ratios to Average Net AssetsF,H
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%A
Net investment income (loss)	.06%A	3.93%	3.07%	2.76%	2.21%	1.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38,370	$ 38,330	$ 33,089	$ 31,465	$ 21,356	$ 16,085
Portfolio turnover rate	24%A	18%	24%	12%	21%	14%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.70 per share is comprised of distributions from net investment income of $.273 and distributions from net realized gain of $.425 per share. K Total distributions of $.86 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.585 per share. L Total distributions of $.40 per share is comprised of distributions from net investment income of $.293 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements - continued

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.50	$ 7.70	$ 12.62	$ 12.09	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	.32	.31	.34	.25	.12
Net realized and unrealized gain (loss)	(.24)	1.87	(4.38)	.88	1.06	1.01
Total from investment operations	(.24)	2.19	(4.07)	1.22	1.31	1.13
Distributions from net investment income	-	(.29)	(.27)	(.26)	(.18)	(.06)
Distributions from net realized gain	(.03)	(.11)	(.59)	(.43)	(.11)	-
Total distributions	(.03)	(.39)L	(.85)K	(.69)J	(.29)	(.06)
Net asset value, end of period	$ 9.23	$ 9.50	$ 7.70	$ 12.62	$ 12.09	$ 11.07
Total ReturnB,C,D	(2.53)%	28.78%	(32.71)%	10.17%	11.81%	11.30%
Ratios to Average Net AssetsF,H
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Net investment income (loss)	(.04)%A	3.83%	2.97%	2.66%	2.11%	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,571	$ 25,941	$ 18,325	$ 19,881	$ 6,555	$ 1,586
Portfolio turnover rate	24%A	18%	24%	12%	21%	14%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.69 per share is comprised of distributions from net investment income of $.264 and distributions from net realized gain of $.425 per share. K Total distributions of $.85 per share is comprised of distributions from net investment income of $.269 and distributions from net realized gain of $.585 per share. L Total distributions of $.39 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.107 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 7.69	$ 12.60	$ 12.08	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	.31	.30	.32	.23	.11
Net realized and unrealized gain (loss)	(.24)	1.86	(4.37)	.87	1.07	1.01
Total from investment operations	(.25)	2.17	(4.07)	1.19	1.30	1.12
Distributions from net investment income	-	(.28)	(.26)	(.25)	(.17)	(.06)
Distributions from net realized gain	(.03)	(.11)	(.59)	(.43)	(.11)	-
Total distributions	(.03)	(.38)K	(.84)J	(.67)I	(.28)	(.06)
Net asset value, end of period	$ 9.20	$ 9.48	$ 7.69	$ 12.60	$ 12.08	$ 11.06
Total ReturnB,C,D	(2.64)%	28.55%	(32.80)%	9.97%	11.70%	11.17%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%A
Net investment income (loss)	(.19)%A	3.68%	2.82%	2.51%	1.96%	1.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 217,920	$ 189,686	$ 106,530	$ 119,395	$ 56,810	$ 16,414
Portfolio turnover rate	24%A	18%	24%	12%	21%	14%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.67 per share is comprised of distributions from net investment income of $.249 and distributions from net realized gain of $.425 per share. J Total distributions of $.84 per share is comprised of distributions from net investment income of $.255 and distributions from net realized gain of $.585 per share. K Total distributions of $.38 per share is comprised of distributions from net investment income of $.275 and distributions from net realized gain of $.107 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.4	9.0
VIP Equity-Income Portfolio Initial Class	9.7	10.2
VIP Growth & Income Portfolio Initial Class	9.7	10.4
VIP Growth Portfolio Initial Class	9.7	10.5
VIP Mid Cap Portfolio Initial Class	3.5	3.7
VIP Value Portfolio Initial Class	8.3	9.1
VIP Value Strategies Portfolio Initial Class	3.5	3.8
	52.8	56.7
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	15.5	13.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.5	0.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.5	7.6
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	22.7	21.9
Net Other Assets
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	52.8%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.7%

Six months ago
Domestic Equity Funds	56.7%
Developed International Equity Funds	13.8%
Investment Grade Bond Funds	21.9%
High Yield Bond Funds	7.6%

Expected
Domestic Equity Funds	50.9%
Developed International Equity Funds	15.8%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.9%
Short-Term Funds	0.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010

* Amount represents less than 0.1%

Semiannual Report

VIP Freedom 2025 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 52.8%
VIP Contrafund Portfolio Initial Class	111,587	$ 2,148,049
VIP Equity-Income Portfolio Initial Class	160,273	2,500,264
VIP Growth & Income Portfolio Initial Class	245,316	2,499,773
VIP Growth Portfolio Initial Class	87,741	2,502,370
VIP Mid Cap Portfolio Initial Class	34,732	898,172
VIP Value Portfolio Initial Class	236,833	2,145,703
VIP Value Strategies Portfolio Initial Class	118,143	895,527
TOTAL DOMESTIC EQUITY FUNDS (Cost $17,311,702)		13,589,858
International Equity Funds - 17.0%

Developed International Equity Funds - 15.5%
VIP Overseas Portfolio Initial Class	306,533	3,988,001
Emerging Markets Equity Funds - 1.5%
VIP Emerging Markets Portfolio Initial Class	49,142	384,292
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $5,719,807)		4,372,293
Bond Funds - 30.2%

High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	354,987	1,941,777
Investment Grade Bond Funds - 22.7%
VIP Investment Grade Bond Portfolio Initial Class	442,851	5,827,918
TOTAL BOND FUNDS (Cost $7,642,199)		7,769,695
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,673,708)	25,731,846
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,209)
NET ASSETS - 100%	$ 25,729,637
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $30,673,708) - See accompanying schedule		$ 25,731,846
Receivable for investments sold		5,483
Receivable for fund shares sold		5,541
Total assets		25,742,870

Liabilities
Payable to custodian bank	$ 6,210
Payable for fund shares redeemed	4,713
Distribution fees payable	2,310
Total liabilities		13,233

Net Assets		$ 25,729,637
Net Assets consist of:
Paid in capital		$ 30,949,494
Accumulated net investment loss		(3,473)
Accumulated undistributed net realized gain (loss) on investments		(274,522)
Net unrealized appreciation (depreciation) on investments		(4,941,862)
Net Assets		$ 25,729,637

Initial Class: Net Asset Value, offering price and redemption price per share ($14,268,538 ÷ 1,590,977 shares)		$ 8.97

Service Class: Net Asset Value, offering price and redemption price per share ($1,044,467 ÷ 116,540 shares)		$ 8.96

Service Class 2: Net Asset Value, offering price and redemption price per share ($10,416,632 ÷ 1,166,733 shares)		$ 8.93

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 6,594

Expenses
Distribution fees	$ 12,389
Independent trustees' compensation	43
Total expenses before reductions	12,432
Expense reductions	(43)	12,389
Net investment income (loss)		(5,795)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(9,461)
Capital gain distributions from underlying funds	3,693	(5,768)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,002,617)
Net gain (loss)		(1,008,385)
Net increase (decrease) in net assets resulting from operations		$ (1,014,180)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (5,795)	$ 674,709
Net realized gain (loss)	(5,768)	143,781
Change in net unrealized appreciation (depreciation)	(1,002,617)	4,000,337
Net increase (decrease) in net assets resulting from operations	(1,014,180)	4,818,827
Distributions to shareholders from net investment income	-	(691,955)
Distributions to shareholders from net realized gain	(39,271)	(250,694)
Total distributions	(39,271)	(942,649)
Share transactions - net increase (decrease)	2,954,004	4,858,814
Total increase (decrease) in net assets	1,900,553	8,734,992

Net Assets
Beginning of period	23,829,084	15,094,092
End of period (including accumulated net investment loss of $3,473 and undistributed net investment income of $2,322, respectively)	$ 25,729,637	$ 23,829,084

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.49	$ 12.71	$ 12.18	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	.32	.31	.38	.23	.11
Net realized and unrealized gain (loss)	(.31)	1.89	(4.58)	.89	1.17	1.12
Total from investment operations	(.31)	2.21	(4.27)	1.27	1.40	1.23
Distributions from net investment income	-	(.29)	(.28)	(.27)	(.21)	(.07)
Distributions from net realized gain	(.02)	(.12)	(.67)	(.47)	(.17)	-
Total distributions	(.02)	(.40)J	(.95)	(.74)	(.38)	(.07)
Net asset value, end of period	$ 8.97	$ 9.30	$ 7.49	$ 12.71	$ 12.18	$ 11.16
Total ReturnB,C,D	(3.39)%	30.05%	(34.16)%	10.50%	12.49%	12.25%
Ratios to Average Net AssetsF,H
Expenses before reductions	.00%A	.00%	.00%	.00%	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%	.00%	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%	.00%	.00%	.00%A
Net investment income (loss)	.05%A	3.84%	2.90%	2.95%	1.95%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,269	$ 14,888	$ 11,015	$ 15,197	$ 8,363	$ 4,825
Portfolio turnover rate	32%A	30%	36%	20%	49%	9%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.30	$ 7.49	$ 12.70	$ 12.18	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss)E	-I	.31	.29	.37	.22	.10
Net realized and unrealized gain (loss)	(.32)	1.90	(4.56)	.87	1.16	1.12
Total from investment operations	(.32)	2.21	(4.27)	1.24	1.38	1.22
Distributions from net investment income	-	(.28)	(.27)	(.25)	(.19)	(.06)
Distributions from net realized gain	(.02)	(.12)	(.67)	(.47)	(.17)	-
Total distributions	(.02)	(.40)J	(.94)	(.72)	(.36)	(.06)
Net asset value, end of period	$ 8.96	$ 9.30	$ 7.49	$ 12.70	$ 12.18	$ 11.16
Total ReturnB,C,D	(3.50)%	29.96%	(34.20)%	10.31%	12.39%	12.18%
Ratios to Average Net AssetsF,H
Expenses before reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%	.10%	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%	.10%	.10%	.10%A
Net investment income (loss)	(.05)%A	3.74%	2.80%	2.85%	1.85%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,044	$ 679	$ 403	$ 497	$ 441	$ 393
Portfolio turnover rate	32%A	30%	36%	20%	49%	9%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.278 and distributions from net realized gain of $.117 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.27	$ 7.47	$ 12.68	$ 12.17	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss)E	(.01)	.30	.28	.35	.20	.09
Net realized and unrealized gain (loss)	(.31)	1.89	(4.57)	.89	1.16	1.12
Total from investment operations	(.32)	2.19	(4.29)	1.24	1.36	1.21
Distributions from net investment income	-	(.27)	(.25)	(.26)	(.18)	(.05)
Distributions from net realized gain	(.02)	(.12)	(.67)	(.47)	(.17)	-
Total distributions	(.02)	(.39)I	(.92)	(.73)	(.35)	(.05)
Net asset value, end of period	$ 8.93	$ 9.27	$ 7.47	$ 12.68	$ 12.17	$ 11.16
Total ReturnB,C,D	(3.51)%	29.79%	(34.36)%	10.26%	12.18%	12.07%
Ratios to Average Net AssetsF,H
Expenses before reductions	.25%A	.25%	.25%	.25%	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%	.25%	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%	.25%	.25%	.25%A
Net investment income (loss)	(.20)%A	3.59%	2.65%	2.70%	1.70%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,417	$ 8,262	$ 3,676	$ 3,998	$ 556	$ 392
Portfolio turnover rate	32%A	30%	36%	20%	49%	9%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.39 per share is comprised of distributions from net investment income of $.270 and distributions from net realized gain of $.117 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.0	10.0
VIP Equity-Income Portfolio Initial Class	10.5	11.4
VIP Growth & Income Portfolio Initial Class	10.5	11.5
VIP Growth Portfolio Initial Class	10.5	11.7
VIP Mid Cap Portfolio Initial Class	3.8	4.1
VIP Value Portfolio Initial Class	9.0	10.0
VIP Value Strategies Portfolio Initial Class	3.7	4.2
	57.0	62.9
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	16.7	15.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.6	0.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.5	7.6
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	17.2	14.2
Net Other Assets
Net Other Assets	0.0 *	0.0 *
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	57.0%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	17.2%

Six months ago
Domestic Equity Funds	62.9%
Developed International Equity Funds	15.3%
Investment Grade Bond Funds	14.2%
High Yield Bond Funds	7.6%

Expected
Domestic Equity Funds	54.3%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	18.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

* Amount represents less than 0.1%

Semiannual Report

VIP Freedom 2030 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 57.0%
	Shares	Value
Domestic Equity Funds - 57.0%
VIP Contrafund Portfolio Initial Class	361,148	$ 6,952,103
VIP Equity-Income Portfolio Initial Class	518,284	8,085,228
VIP Growth & Income Portfolio Initial Class	793,291	8,083,635
VIP Growth Portfolio Initial Class	283,733	8,092,066
VIP Mid Cap Portfolio Initial Class	112,231	2,902,302
VIP Value Portfolio Initial Class	766,499	6,944,481
VIP Value Strategies Portfolio Initial Class	381,757	2,893,721
TOTAL DOMESTIC EQUITY FUNDS (Cost $56,904,115)		43,953,536
International Equity Funds - 18.3%

Developed International Equity Funds - 16.7%
VIP Overseas Portfolio Initial Class	991,323	12,897,116
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Initial Class	158,309	1,237,978
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $18,892,715)		14,135,094
Bond Funds - 24.7%

High Yield Bond Funds - 7.5%
VIP High Income Portfolio Initial Class	1,064,968	5,825,376
Investment Grade Bond Funds - 17.2%
VIP Investment Grade Bond Portfolio Initial Class	1,006,309	13,243,023
TOTAL BOND FUNDS (Cost $18,895,445)		19,068,399
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $94,692,275)	77,157,029
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,954)
NET ASSETS - 100%	$ 77,150,075
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $94,692,275) - See accompanying schedule		$ 77,157,029
Cash		100
Receivable for investments sold		319,483
Receivable for fund shares sold		20,843
Total assets		77,497,455

Liabilities
Payable for fund shares redeemed	$ 337,851
Distribution fees payable	9,529
Total liabilities		347,380

Net Assets		$ 77,150,075
Net Assets consist of:
Paid in capital		$ 95,810,540
Accumulated net investment loss		(36,753)
Accumulated undistributed net realized gain (loss) on investments		(1,088,466)
Net unrealized appreciation (depreciation) on investments		(17,535,246)
Net Assets		$ 77,150,075

Initial Class: Net Asset Value, offering price and redemption price per share ($22,729,335 ÷ 2,635,434 shares)		$ 8.62

Service Class: Net Asset Value, offering price and redemption price per share ($17,040,537 ÷ 1,978,471 shares)		$ 8.61

Service Class 2: Net Asset Value, offering price and redemption price per share ($37,380,203 ÷ 4,351,415 shares)		$ 8.59

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 17,685
Interest		1
Total income		17,686

Expenses
Distribution fees	$ 55,757
Independent trustees' compensation	133
Total expenses before reductions	55,890
Expense reductions	(133)	55,757
Net investment income (loss)		(38,071)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(15,016)
Capital gain distributions from underlying funds	12,832	(2,184)
Change in net unrealized appreciation (depreciation) on underlying funds		(3,638,979)
Net gain (loss)		(3,641,163)
Net increase (decrease) in net assets resulting from operations		$ (3,679,234)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (38,071)	$ 1,666,252
Net realized gain (loss)	(2,184)	36,942
Change in net unrealized appreciation (depreciation)	(3,638,979)	13,789,670
Net increase (decrease) in net assets resulting from operations	(3,679,234)	15,492,864
Distributions to shareholders from net investment income	-	(1,389,018)
Distributions to shareholders from net realized gain	(210,935)	(719,544)
Total distributions	(210,935)	(2,108,562)
Share transactions - net increase (decrease)	6,232,965	12,259,496
Total increase (decrease) in net assets	2,342,796	25,643,798

Net Assets
Beginning of period	74,807,279	49,163,481
End of period (including accumulated net investment loss of $36,753 and undistributed net investment income of $1,318, respectively)	$ 77,150,075	$ 74,807,279

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 7.12	$ 13.02	$ 12.44	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.24	.28	.34	.24	.13
Net realized and unrealized gain (loss)	(.38)	1.96	(5.14)	1.06	1.25	1.21
Total from investment operations	(.38)	2.20	(4.86)	1.40	1.49	1.34
Distributions from net investment income	-	(.18)	(.25)	(.28)	(.19)	(.07)
Distributions from net realized gain	(.03)	(.11)	(.80)	(.54)	(.13)	-
Total distributions	(.03)	(.29)	(1.04) J	(.82)	(.32)	(.07)
Net asset value, end of period	$ 8.62	$ 9.03	$ 7.12	$ 13.02	$ 12.44	$ 11.27
Total Return B, C, D	(4.27)%	31.66%	(38.04)%	11.37%	13.20%	13.35%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.04% A	3.13%	2.69%	2.56%	2.05%	1.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,729	$ 23,836	$ 19,592	$ 23,767	$ 14,298	$ 8,262
Portfolio turnover rate	30% A	24%	23%	17%	32%	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $1.04 per share is comprised of distributions from net investment income of $.245 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio
Financial Statements - continued

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.02	$ 7.12	$ 13.01	$ 12.44	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.24	.27	.33	.23	.12
Net realized and unrealized gain (loss)	(.38)	1.94	(5.13)	1.05	1.25	1.21
Total from investment operations	(.38)	2.18	(4.86)	1.38	1.48	1.33
Distributions from net investment income	-	(.17)	(.24)	(.27)	(.18)	(.06)
Distributions from net realized gain	(.03)	(.11)	(.80)	(.54)	(.13)	-
Total distributions	(.03)	(.28)	(1.03) J	(.81)	(.31)	(.06)
Net asset value, end of period	$ 8.61	$ 9.02	$ 7.12	$ 13.01	$ 12.44	$ 11.27
Total Return B, C, D	(4.27)%	31.40%	(38.08)%	11.21%	13.15%	13.30%
Ratios to Average Net Assets F, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.10% A
Net investment income (loss)	(.06)% A	3.03%	2.59%	2.46%	1.95%	1.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 17,041	$ 16,162	$ 10,298	$ 12,884	$ 3,867	$ 958
Portfolio turnover rate	30% A	24%	23%	17%	32%	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $1.03 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.795 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.00	$ 7.11	$ 12.99	$ 12.42	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.01)	.23	.26	.31	.21	.11
Net realized and unrealized gain (loss)	(.37)	1.93	(5.12)	1.05	1.25	1.21
Total from investment operations	(.38)	2.16	(4.86)	1.36	1.46	1.32
Distributions from net investment income	-	(.16)	(.22)	(.25)	(.17)	(.06)
Distributions from net realized gain	(.03)	(.11)	(.80)	(.54)	(.13)	-
Total distributions	(.03)	(.27)	(1.02) I	(.79)	(.30)	(.06)
Net asset value, end of period	$ 8.59	$ 9.00	$ 7.11	$ 12.99	$ 12.42	$ 11.26
Total Return B, C, D	(4.28)%	31.18%	(38.17)%	11.08%	12.92%	13.16%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25% A	.25%	.25%	.25%	.25%	.25% A
Expenses net of all reductions	.25% A	.25%	.25%	.25%	.25%	.25% A
Net investment income (loss)	(.21)% A	2.88%	2.44%	2.31%	1.80%	1.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37,380	$ 34,809	$ 19,273	$ 24,148	$ 15,774	$ 7,396
Portfolio turnover rate	30% A	24%	23%	17%	32%	33% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 26, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $1.02 per share is comprised of distributions from net investment income of $.221 and distributions from net realized gain of $.795 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.8	10.5
VIP Equity-Income Portfolio Initial Class	11.5	12.0
VIP Growth & Income Portfolio Initial Class	11.5	12.2
VIP Growth Portfolio Initial Class	11.5	12.4
VIP Mid Cap Portfolio Initial Class	4.1	4.3
VIP Value Portfolio Initial Class	9.8	10.7
VIP Value Strategies Portfolio Initial Class	4.1	4.5
	62.3	66.6
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	18.3	16.2
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.7	0.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	7.6	7.5
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	10.1	9.7
Net Other Assets
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	62.3%
Developed International Equity Funds	18.3%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	10.1%

Six months ago
Domestic Equity Funds	66.6%
Developed International Equity Funds	16.2%
Investment Grade Bond Funds	9.7%
High Yield Bond Funds	7.5%

Expected
Domestic Equity Funds	60.4%
Developed International Equity Funds	18.7%
Emerging Markets Equity Funds	3.3%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	10.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

* Amount represents less than 0.1%

Semiannual Report

VIP Freedom 2035 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.3%
	Shares	Value
Domestic Equity Funds - 62.3%
VIP Contrafund Portfolio Initial Class	1,869	$ 35,975
VIP Equity-Income Portfolio Initial Class	2,683	41,848
VIP Growth & Income Portfolio Initial Class	4,106	41,840
VIP Growth Portfolio Initial Class	1,469	41,883
VIP Mid Cap Portfolio Initial Class	581	15,016
VIP Value Portfolio Initial Class	3,966	35,936
VIP Value Strategies Portfolio Initial Class	1,975	14,972
TOTAL DOMESTIC EQUITY FUNDS (Cost $170,827)		227,470
International Equity Funds - 20.0%

Developed International Equity Funds - 18.3%
VIP Overseas Portfolio Initial Class	5,131	66,757
Emerging Markets Equity Funds - 1.7%
VIP Emerging Markets Portfolio Initial Class	820	6,410
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $63,196)		73,167
Bond Funds - 17.7%

High Yield Bond Funds - 7.6%
VIP High Income Portfolio Initial Class	5,042	27,578
Investment Grade Bond Funds - 10.1%
VIP Investment Grade Bond Portfolio Initial Class	2,800	36,845
TOTAL BOND FUNDS (Cost $53,769)		64,423
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $287,792)	365,060
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38)
NET ASSETS - 100%	$ 365,022
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2035 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $287,792) - See accompanying schedule		$ 365,060
Cash		1
Total assets		365,061

Liabilities
Distribution fees payable	$ 39
Total liabilities		39

Net Assets		$ 365,022
Net Assets consist of:
Paid in capital		$ 276,371
Accumulated net investment loss		(164)
Accumulated undistributed net realized gain (loss) on investments		11,547
Net unrealized appreciation (depreciation) on investments		77,268
Net Assets		$ 365,022

Initial Class: Net Asset Value, offering price and redemption price per share ($123,861 ÷ 9,580 shares)		$ 12.93

Service Class: Net Asset Value, offering price and redemption price per share ($119,507 ÷ 9,248 shares)		$ 12.92

Service Class 2: Net Asset Value, offering price and redemption price per share ($121,654 ÷ 9,423 shares)		$ 12.91

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 84

Expenses
Distribution fees	$ 250
Total expenses		250
Net investment income (loss)		(166)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	11,547
Capital gain distributions from underlying funds	76	11,623
Change in net unrealized appreciation (depreciation) on underlying funds		(31,738)
Net gain (loss)		(20,115)
Net increase (decrease) in net assets resulting from operations		$ (20,281)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	For the period April 8, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (166)	$ 7,374
Net realized gain (loss)	11,623	4,237
Change in net unrealized appreciation (depreciation)	(31,738)	109,006
Net increase (decrease) in net assets resulting from operations	(20,281)	120,617
Distributions to shareholders from net investment income	-	(7,372)
Distributions to shareholders from net realized gain	(3,885)	(427)
Total distributions	(3,885)	(7,799)
Share transactions - net increase (decrease)	(37,451)	313,821
Total increase (decrease) in net assets	(61,617)	426,639

Net Assets
Beginning of period	426,639	-
End of period (including accumulated net investment loss of $164 and undistributed net investment income of $2, respectively)	$ 365,022	$ 426,639

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Year ended December 31,
	(Unaudited)	2009F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.25
Net realized and unrealized gain (loss)	(.68)	3.76
Total from investment operations	(.68)	4.01
Distributions from net investment income	-	(.25)
Distributions from net realized gain	(.13)	(.01)
Total distributions	(.13)	(.27) I
Net asset value, end of period	$ 12.93	$ 13.74
Total Return B, C	(5.00)%	40.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.04% A	2.78% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 144
Portfolio turnover rate	16% A	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.27 per share is comprised of distributions from net investment income of $.252 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2010	Year ended December 31,
	(Unaudited)	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.24
Net realized and unrealized gain (loss)	(.68)	3.75
Total from investment operations	(.68)	3.99
Distributions from net investment income	-	(.24)
Distributions from net realized gain	(.13)	(.01)
Total distributions	(.13)	(.26) I
Net asset value, end of period	$ 12.92	$ 13.73
Total Return B, C	(5.01)%	39.85%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	(.06)% A	2.68% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 140
Portfolio turnover rate	16% A	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.26 per share is comprised of distributions from net investment income of $.243 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Year ended December 31,
	(Unaudited)	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.23
Net realized and unrealized gain (loss)	(.68)	3.74
Total from investment operations	(.69)	3.97
Distributions from net investment income	-	(.23)
Distributions from net realized gain	(.13)	(.01)
Total distributions	(.13)	(.24) H
Net asset value, end of period	$ 12.91	$ 13.73
Total Return B, C	(5.08)%	39.72%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	(.21)% A	2.53% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 122	$ 143
Portfolio turnover rate	16% A	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.24 per share is comprised of distributions from net investment income of $.230 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.0	10.7
VIP Equity-Income Portfolio Initial Class	11.6	12.3
VIP Growth & Income Portfolio Initial Class	11.6	12.4
VIP Growth Portfolio Initial Class	11.6	12.6
VIP Mid Cap Portfolio Initial Class	4.2	4.4
VIP Value Portfolio Initial Class	10.0	10.8
VIP Value Strategies Portfolio Initial Class	4.2	4.6
	63.2	67.8
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	18.5	16.4
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.8	0.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	8.8	9.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	7.7	6.6
Net Other Assets
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	63.2%
Developed International Equity Funds	18.5%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	8.8%
Investment Grade Bond Funds	7.7%

Six months ago
Domestic Equity Funds	67.8%
Developed International Equity Funds	16.4%
Investment Grade Bond Funds	6.6%
High Yield Bond Funds	9.2%

Expected
Domestic Equity Funds	61.1%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	8.4%
Investment Grade Bond Funds	8.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

* Amount represents less than 0.1%

Semiannual Report

VIP Freedom 2040 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 63.2%
	Shares	Value
Domestic Equity Funds - 63.2%
VIP Contrafund Portfolio Initial Class	5,436	$ 104,650
VIP Equity-Income Portfolio Initial Class	7,808	121,805
VIP Growth & Income Portfolio Initial Class	11,951	121,782
VIP Growth Portfolio Initial Class	4,274	121,908
VIP Mid Cap Portfolio Initial Class	1,690	43,697
VIP Value Portfolio Initial Class	11,538	104,536
VIP Value Strategies Portfolio Initial Class	5,748	43,569
TOTAL DOMESTIC EQUITY FUNDS (Cost $638,441)		661,947
International Equity Funds - 20.3%

Developed International Equity Funds - 18.5%
VIP Overseas Portfolio Initial Class	14,927	194,196
Emerging Markets Equity Funds - 1.8%
VIP Emerging Markets Portfolio Initial Class	2,392	18,702
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $211,940)		212,898
Bond Funds - 16.5%

High Yield Bond Funds - 8.8%
VIP High Income Portfolio Initial Class	16,717	91,441
Investment Grade Bond Funds - 7.7%
VIP Investment Grade Bond Portfolio Initial Class	6,131	80,684
TOTAL BOND FUNDS (Cost $160,141)		172,125
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,010,522)	1,046,970
NET OTHER ASSETS (LIABILITIES) - 0.0%	(39)
NET ASSETS - 100%	$ 1,046,931
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,010,522) - See accompanying schedule		$ 1,046,970
Cash		1
Receivable for fund shares sold		33
Total assets		1,047,004

Liabilities
Payable for investments purchased	$ 32
Payable for fund shares redeemed	2
Distribution fees payable	39
Total liabilities		73

Net Assets		$ 1,046,931
Net Assets consist of:
Paid in capital		$ 1,002,678
Accumulated net investment loss		(171)
Accumulated undistributed net realized gain (loss) on investments		7,976
Net unrealized appreciation (depreciation) on investments		36,448
Net Assets		$ 1,046,931

Initial Class: Net Asset Value, offering price and redemption price per share ($807,064 ÷ 62,200 shares)		$ 12.98

Service Class: Net Asset Value, offering price and redemption price per share ($120,042 ÷ 9,257 shares)		$ 12.97

Service Class 2: Net Asset Value, offering price and redemption price per share ($119,825 ÷ 9,249 shares)		$ 12.96

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 76

Expenses
Distribution fees	$ 249
Total expenses		249
Net investment income (loss)		(173)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,957
Capital gain distributions from underlying funds	78	8,035
Change in net unrealized appreciation (depreciation) on underlying funds		(74,783)
Net gain (loss)		(66,748)
Net increase (decrease) in net assets resulting from operations		$ (66,921)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	For the period April 8, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (173)	$ 7,469
Net realized gain (loss)	8,035	4,686
Change in net unrealized appreciation (depreciation)	(74,783)	111,231
Net increase (decrease) in net assets resulting from operations	(66,921)	123,386
Distributions to shareholders from net investment income	-	(7,467)
Distributions to shareholders from net realized gain	(4,324)	(424)
Total distributions	(4,324)	(7,891)
Share transactions - net increase (decrease)	691,634	311,047
Total increase (decrease) in net assets	620,389	426,542

Net Assets
Beginning of period	426,542	-
End of period (including accumulated net investment loss of $171 and undistributed net investment income of $2, respectively)	$ 1,046,931	$ 426,542

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Year ended December 31,
	(Unaudited)	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.26
Net realized and unrealized gain (loss)	(.70)	3.83
Total from investment operations	(.70)	4.09
Distributions from net investment income	-	(.26)
Distributions from net realized gain	(.14)	(.01)
Total distributions	(.14)	(.27) I
Net asset value, end of period	$ 12.98	$ 13.82
Total Return B, C	(5.08)%	40.89%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.03% A	2.81% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 807	$ 145
Portfolio turnover rate	45% A	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.27 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2040 Portfolio
Financial Statements - continued

Financial Highlights - Service Class

	Six months ended June 30, 2010	Year ended December 31,
	(Unaudited)	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.25
Net realized and unrealized gain (loss)	(.71)	3.83
Total from investment operations	(.71)	4.08
Distributions from net investment income	-	(.25)
Distributions from net realized gain	(.14)	(.01)
Total distributions	(.14)	(.26) I
Net asset value, end of period	$ 12.97	$ 13.82
Total Return B, C	(5.16)%	40.80%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	(.07)% A	2.71% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 141
Portfolio turnover rate	45% A	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share. I Total distributions of $.26 per share is comprised of distributions from net investment income of $.248 and distributions from net realized gain of $.014 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Year ended December 31,
	(Unaudited)	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.82	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.23
Net realized and unrealized gain (loss)	(.70)	3.84
Total from investment operations	(.72)	4.07
Distributions from net investment income	-	(.23)
Distributions from net realized gain	(.14)	(.01)
Total distributions	(.14)	(.25) H
Net asset value, end of period	$ 12.96	$ 13.82
Total Return B, C	(5.23)%	40.66%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	(.22)% A	2.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 141
Portfolio turnover rate	45% A	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Total distributions of $.25 per share is comprised of distributions from net investment income of $.234 and distributions from net realized gain of $.014 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.2	10.8
VIP Equity-Income Portfolio Initial Class	11.8	12.4
VIP Growth & Income Portfolio Initial Class	11.8	12.5
VIP Growth Portfolio Initial Class	11.8	12.7
VIP Mid Cap Portfolio Initial Class	4.2	4.5
VIP Value Portfolio Initial Class	10.2	11.0
VIP Value Strategies Portfolio Initial Class	4.2	4.6
	64.2	68.5
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	18.9	16.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	1.8	0.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	10.1	10.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	5.0	4.8
Net Other Assets
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	64.2%
Developed International Equity Funds	18.9%
Emerging Markets Equity Funds	1.8%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	5.0%

Six months ago
Domestic Equity Funds	68.5%
Developed International Equity Funds	16.6%
Investment Grade Bond Funds	4.8%
High Yield Bond Funds	10.1%

Expected
Domestic Equity Funds	62.3%
Developed International Equity Funds	19.3%
Emerging Markets Equity Funds	3.4%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	5.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

* Amount represents less than 0.1%

Semiannual Report

VIP Freedom 2045 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 64.2%
	Shares	Value
Domestic Equity Funds - 64.2%
VIP Contrafund Portfolio Initial Class	1,918	$ 36,929
VIP Equity-Income Portfolio Initial Class	2,754	42,960
VIP Growth & Income Portfolio Initial Class	4,215	42,951
VIP Growth Portfolio Initial Class	1,508	42,996
VIP Mid Cap Portfolio Initial Class	597	15,432
VIP Value Portfolio Initial Class	4,072	36,889
VIP Value Strategies Portfolio Initial Class	2,030	15,386
TOTAL DOMESTIC EQUITY FUNDS (Cost $175,328)		233,543
International Equity Funds - 20.7%

Developed International Equity Funds - 18.9%
VIP Overseas Portfolio Initial Class	5,266	68,505
Emerging Markets Equity Funds - 1.8%
VIP Emerging Markets Portfolio Initial Class	845	6,605
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $64,835)		75,110
Bond Funds - 15.1%

High Yield Bond Funds - 10.1%
VIP High Income Portfolio Initial Class	6,697	36,632
Investment Grade Bond Funds - 5.0%
VIP Investment Grade Bond Portfolio Initial Class	1,392	18,316
TOTAL BOND FUNDS (Cost $44,710)		54,948
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $284,873)	363,601
NET OTHER ASSETS (LIABILITIES) - 0.0%	(35)
NET ASSETS - 100%	$ 363,566
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2045 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $284,873) - See accompanying schedule		$ 363,601
Cash		3
Receivable for fund shares sold		2
Total assets		363,606

Liabilities
Payable for investments purchased	$ 1
Distribution fees payable	39
Total liabilities		40

Net Assets		$ 363,566
Net Assets consist of:
Paid in capital		$ 272,898
Accumulated net investment loss		(181)
Accumulated undistributed net realized gain (loss) on investments		12,121
Net unrealized appreciation (depreciation) on investments		78,728
Net Assets		$ 363,566

Initial Class: Net Asset Value, offering price and redemption price per share ($123,637 ÷ 9,518 shares)		$ 12.99

Service Class: Net Asset Value, offering price and redemption price per share ($120,074 ÷ 9,249 shares)		$ 12.98

Service Class 2: Net Asset Value, offering price and redemption price per share ($119,855 ÷ 9,241 shares)		$ 12.97

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 68

Expenses
Distribution fees	$ 249
Total expenses		249
Net investment income (loss)		(181)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	12,048
Capital gain distributions from underlying funds	79	12,127
Change in net unrealized appreciation (depreciation) on underlying funds		(33,818)
Net gain (loss)		(21,691)
Net increase (decrease) in net assets resulting from operations		$ (21,872)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	For the period April 8, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (181)	$ 7,535
Net realized gain (loss)	12,127	4,335
Change in net unrealized appreciation (depreciation)	(33,818)	112,546
Net increase (decrease) in net assets resulting from operations	(21,872)	124,416
Distributions to shareholders from net investment income	-	(7,534)
Distributions to shareholders from net realized gain	(4,010)	(333)
Total distributions	(4,010)	(7,867)
Share transactions - net increase (decrease)	(38,012)	310,911
Total increase (decrease) in net assets	(63,894)	427,460

Net Assets
Beginning of period	427,460	-
End of period (including accumulated net investment loss of $181 and undistributed net investment income of $0, respectively)	$ 363,566	$ 427,460

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Year ended December 31,
	(Unaudited)	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.26
Net realized and unrealized gain (loss)	(.74)	3.87
Total from investment operations	(.74)	4.13
Distributions from net investment income	-	(.26)
Distributions from net realized gain	(.13)	(.01)
Total distributions	(.13)	(.27)
Net asset value, end of period	$ 12.99	$ 13.86
Total Return B, C	(5.36)%	41.28%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net all reductions	.00% A	.00% A
Net investment income (loss)	.03% A	2.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 145
Portfolio turnover rate	15% A	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2010	Year ended December 31,
	(Unaudited)	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.25
Net realized and unrealized gain (loss)	(.75)	3.87
Total from investment operations	(.75)	4.12
Distributions from net investment income	-	(.25)
Distributions from net realized gain	(.13)	(.01)
Total distributions	(.13)	(.26)
Net asset value, end of period	$ 12.98	$ 13.86
Total Return B, C	(5.43)%	41.19%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	(.07)% A	2.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 141
Portfolio turnover rate	15% A	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Year ended December 31,
	(Unaudited)	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.85	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.24
Net realized and unrealized gain (loss)	(.73)	3.86
Total from investment operations	(.75)	4.10
Distributions from net investment income	-	(.24)
Distributions from net realized gain	(.13)	(.01)
Total distributions	(.13)	(.25)
Net asset value, end of period	$ 12.97	$ 13.85
Total Return B, C	(5.43)%	40.96%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	(.22)% A	2.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 141
Portfolio turnover rate	15% A	5% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.6	11.1
VIP Equity-Income Portfolio Initial Class	12.3	12.7
VIP Growth & Income Portfolio Initial Class	12.3	12.8
VIP Growth Portfolio Initial Class	12.3	13.0
VIP Mid Cap Portfolio Initial Class	4.4	4.5
VIP Value Portfolio Initial Class	10.6	11.2
VIP Value Strategies Portfolio Initial Class	4.4	4.7
	66.9	70.0
Developed International Equity Funds
VIP Overseas Portfolio Initial Class	20.5	19.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Initial Class	2.0	0.0
High Yield Bond Funds
VIP High Income Portfolio Initial Class	10.1	10.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Initial Class	0.5	0.5
Net Other Assets
Net Other Assets	0.0*	0.0*
	100.0	100.0
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	66.9%
Developed International Equity Funds	20.5%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	10.1%
Investment Grade Bond Funds	0.5%

Six months ago
Domestic Equity Funds	70.0%
Developed International Equity Funds	19.5%
Investment Grade Bond Funds	0.5%
High Yield Bond Funds	10.0%

Expected
Domestic Equity Funds	65.3%
Developed International Equity Funds	20.2%
Emerging Markets Equity Funds	3.6%
High Yield Bond Funds	10.0%
Investment Grade Bond Funds	0.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

* Amount represents less than 0.1%

Semiannual Report

VIP Freedom 2050 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 66.9%
	Shares	Value
Domestic Equity Funds - 66.9%
VIP Contrafund Portfolio Initial Class	2,086	$ 40,159
VIP Equity-Income Portfolio Initial Class	2,995	46,721
VIP Growth & Income Portfolio Initial Class	4,584	46,711
VIP Growth Portfolio Initial Class	1,640	46,760
VIP Mid Cap Portfolio Initial Class	648	16,760
VIP Value Portfolio Initial Class	4,428	40,115
VIP Value Strategies Portfolio Initial Class	2,205	16,711
TOTAL DOMESTIC EQUITY FUNDS (Cost $190,665)		253,937
International Equity Funds - 22.5%

Developed International Equity Funds - 20.5%
VIP Overseas Portfolio Initial Class	5,992	77,961
Emerging Markets Equity Funds - 2.0%
VIP Emerging Markets Portfolio Initial Class	960	7,508
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $72,442)		85,469
Bond Funds - 10.6%

High Yield Bond Funds - 10.1%
VIP High Income Portfolio Initial Class	6,994	38,256
Investment Grade Bond Funds - 0.5%
VIP Investment Grade Bond Portfolio Initial Class	145	1,913
TOTAL BOND FUNDS (Cost $31,682)		40,169
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $294,789)	379,575
NET OTHER ASSETS (LIABILITIES) - 0.0%	(37)
NET ASSETS - 100%	$ 379,538
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $294,789) - See accompanying schedule		$ 379,575
Cash		1
Receivable for fund shares sold		89
Total assets		379,665

Liabilities
Payable for investments purchased	$ 88
Distribution fees payable	39
Total liabilities		127

Net Assets		$ 379,538
Net Assets consist of:
Paid in capital		$ 285,575
Accumulated net investment loss		(197)
Accumulated undistributed net realized gain (loss) on investments		9,374
Net unrealized appreciation (depreciation) on investments		84,786
Net Assets		$ 379,538

Initial Class: Net Asset Value, offering price and redemption price per share ($135,670 ÷ 10,359 shares)		$ 13.10

Service Class: Net Asset Value, offering price and redemption price per share ($120,280 ÷ 9,189 shares)		$ 13.09

Service Class 2: Net Asset Value, offering price and redemption price per share ($123,588 ÷ 9,450 shares)		$ 13.08

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 59

Expenses
Distribution fees	$ 256
Total expenses		256
Net investment income (loss)		(197)
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	9,429
Capital gain distributions from underlying funds	84	9,513
Change in net unrealized appreciation (depreciation) on underlying funds		(35,507)
Net gain (loss)		(25,994)
Net increase (decrease) in net assets resulting from operations		$ (26,191)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	For the period April 8, 2009 (commencement of operations) to December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (197)	$ 7,526
Net realized gain (loss)	9,513	2,166
Change in net unrealized appreciation (depreciation)	(35,507)	120,293
Net increase (decrease) in net assets resulting from operations	(26,191)	129,985
Distributions to shareholders from net investment income	-	(7,532)
Distributions to shareholders from net realized gain	(1,921)	(378)
Total distributions	(1,921)	(7,910)
Share transactions - net increase (decrease)	(40,417)	325,992
Total increase (decrease) in net assets	(68,529)	448,067

Net Assets
Beginning of period	448,067	-
End of period (including accumulated net investment loss of $197 and undistributed net investment income of $0, respectively)	$ 379,538	$ 448,067

Financial Highlights - Initial Class

	Six months ended June 30, 2010	Year ended December 31,
	(Unaudited)	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.01	$ 10.00
Income from Investment Operations
Net investment income (loss) D	- H	.26
Net realized and unrealized gain (loss)	(.85)	4.01
Total from investment operations	(.85)	4.27
Distributions from net investment income	-	(.25)
Distributions from net realized gain	(.06)	(.01)
Total distributions	(.06)	(.26)
Net asset value, end of period	$ 13.10	$ 14.01
Total Return B, C	(6.08)%	42.70%
Ratios to Average Net Assets E, G
Expenses before reductions	.00% A	.00% A
Expenses net of fee waivers, if any	.00% A	.00% A
Expenses net of all reductions	.00% A	.00% A
Net investment income (loss)	.03% A	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 136	$ 159
Portfolio turnover rate	15% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests. H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2050 Portfolio
Financial Statements - continued

Financial Highlights - Service Class

	Six months ended June 30, 2010	Year ended December 31,
	(Unaudited)	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.25
Net realized and unrealized gain (loss)	(.84)	4.00
Total from investment operations	(.85)	4.25
Distributions from net investment income	-	(.24)
Distributions from net realized gain	(.06)	(.01)
Total distributions	(.06)	(.25)
Net asset value, end of period	$ 13.09	$ 14.00
Total Return B, C	(6.08)%	42.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.10% A	.10% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	(.07)% A	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 120	$ 143
Portfolio turnover rate	15% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Year ended December 31,
	(Unaudited)	2009 F
Selected Per-Share Data
Net asset value, beginning of period	$ 14.00	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.02)	.23
Net realized and unrealized gain (loss)	(.84)	4.01
Total from investment operations	(.86)	4.24
Distributions from net investment income	-	(.23)
Distributions from net realized gain	(.06)	(.01)
Total distributions	(.06)	(.24)
Net asset value, end of period	$ 13.08	$ 14.00
Total Return B, C	(6.15)%	42.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.25% A	.25% A
Expenses net of all reductions	.25% A	.25% A
Net investment income (loss)	(.22)% A	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 124	$ 147
Portfolio turnover rate	15% A	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Calculated based on average shares outstanding during the period. E Amounts do not include the activity of the underlying funds. F For the period April 8, 2009 (commencement of operations) to December 31, 2009. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom 2035 Portfolio, VIP Freedom 2040 Portfolio, VIP Freedom 2045 Portfolio and VIP Freedom 2050 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Income	$ 17,831,135	$ 418,950	$ (1,144,203)	$ (725,253)
VIP Freedom 2005	6,631,913	102,083	(1,117,897)	(1,015,814)
VIP Freedom 2010	150,631,922	3,789,773	(24,584,192)	(20,794,419)
VIP Freedom 2015	93,814,662	3,584,710	(13,718,887)	(10,134,177)
VIP Freedom 2020	326,574,916	11,365,491	(54,034,556)	(42,669,065)
VIP Freedom 2025	30,958,573	788,399	(6,015,126)	(5,226,727)
VIP Freedom 2030	95,819,231	2,117,510	(20,779,712)	(18,662,202)
VIP Freedom 2035	287,865	77,996	(801)	77,195
VIP Freedom 2040	1,011,111	83,273	(47,414)	35,859
VIP Freedom 2045	284,928	79,483	(810)	78,673
VIP Freedom 2050	294,899	85,286	(610)	84,676

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	3,036,721	5,741,566
VIP Freedom 2005	1,312,324	2,853,700
VIP Freedom 2010	23,203,051	19,795,898
VIP Freedom 2015	17,077,200	13,374,859
VIP Freedom 2020	71,911,495	33,406,621
VIP Freedom 2025	6,942,611	4,027,653
VIP Freedom 2030	17,615,808	11,614,538
VIP Freedom 2035	33,907	75,280
VIP Freedom 2040	804,187	116,917
VIP Freedom 2045	31,727	73,801
VIP Freedom 2050	32,654	75,050

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 106	$ 8,296	$ 8,402
VIP Freedom 2005	81	169	250
VIP Freedom 2010	9,812	113,299	123,111
VIP Freedom 2015	893	57,439	58,332
VIP Freedom 2020	13,830	260,935	274,765
VIP Freedom 2025	422	11,967	12,389
VIP Freedom 2030	8,896	46,861	55,757
VIP Freedom 2035	71	179	250
VIP Freedom 2040	72	177	249
VIP Freedom 2045	71	178	249
VIP Freedom 2050	72	184	256

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Freedom Income
Initial Class	-%	$ 20
Service Class	.10%	-
Service Class 2.25%		12
VIP Freedom 2005
Initial Class	-%	11
Service Class	.10%	-
Service Class 2.25%		-
VIP Freedom 2010
Initial Class	-%	36
Service Class	.10%	33
Service Class 2.25%		154
VIP Freedom 2015
Initial Class	-%	62
Service Class	.10%	3
Service Class 2.25%		78
VIP Freedom 2020
Initial Class	-%	67
Service Class	.10%	46
Service Class 2.25%		346
VIP Freedom 2025
Initial Class	-%	26
Service Class	.10%	1
Service Class 2.25%		16
VIP Freedom 2030
Initial Class	-%	40
Service Class	.10%	30
Service Class 2.25%		63

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
VIP Freedom Income
From net investment income
Initial Class	$ -	$ 418,571
Service Class	-	5,244
Service Class 2	-	228,173
Total	$ -	$ 651,988
From net realized gain
Initial Class	$ 30,341	$ 158,860
Service Class	566	3,186
Service Class 2	16,793	89,325
Total	$ 47,700	$ 251,371
VIP Freedom 2005
From net investment income
Initial Class	$ -	$ 246,999
Service Class	-	6,010
Service Class 2	-	6,092
Total	$ -	$ 259,101
From net realized gain
Initial Class	$ 55,557	$ 185,049
Service Class	1,399	6,807
Service Class 2	1,070	7,360
Total	$ 58,026	$ 199,216
VIP Freedom 2010
From net investment income
Initial Class	$ -	$ 775,255
Service Class	-	682,497
Service Class 2	-	3,022,186
Total	$ -	$ 4,479,938
From net realized gain
Initial Class	$ 128,614	$ 154,282
Service Class	119,158	143,134
Service Class 2	544,571	574,134
Total	$ 792,343	$ 871,550
VIP Freedom 2015
From net investment income
Initial Class	$ -	$ 1,243,073
Service Class	-	49,152
Service Class 2	-	1,351,309
Total	$ -	$ 2,643,534
From net realized gain
Initial Class	$ 131,500	$ 432,114
Service Class	5,577	15,773
Service Class 2	157,645	456,120
Total	$ 294,722	$ 904,007

Semiannual Report

6. Distributions to Shareholders - continued

	Six months ended June 30, 2010	Year ended December 31, 2009
VIP Freedom 2020
From net investment income
Initial Class	$ -	$ 1,130,083
Service Class	-	761,045
Service Class 2	-	5,213,654
Total	$ -	$ 7,104,782
From net realized gain
Initial Class	$ 123,975	$ 386,129
Service Class	82,544	272,235
Service Class 2	616,749	1,738,381
Total	$ 823,268	$ 2,396,745
VIP Freedom 2025
From net investment income
Initial Class	$ -	$ 440,844
Service Class	-	19,456
Service Class 2	-	231,655
Total	$ -	$ 691,955
From net realized gain
Initial Class	$ 23,995	$ 169,810
Service Class	1,241	7,444
Service Class 2	14,035	73,440
Total	$ 39,271	$ 250,694
VIP Freedom 2030
From net investment income
Initial Class	$ -	$ 468,196
Service Class	-	303,407
Service Class 2	-	617,415
Total	$ -	$ 1,389,018
From net realized gain
Initial Class	$ 64,752	$ 259,161
Service Class	47,526	164,844
Service Class 2	98,657	295,539
Total	$ 210,935	$ 719,544
VIP Freedom 2035 A
From net investment income
Initial Class	$ -	$ 2,596
Service Class	-	2,430
Service Class 2	-	2,346
Total	$ -	$ 7,372
From net realized gain
Initial Class	$ 1,314	$ 144
Service Class	1,273	140
Service Class 2	1,298	143
Total	$ 3,885	$ 427
VIP Freedom 2040 A
From net investment income
Initial Class	$ -	$ 2,647
Service Class	-	2,480
Service Class 2	-	2,340
Total	$ -	$ 7,467
From net realized gain
Initial Class	$ 1,473	$ 144
Service Class	1,426	140
Service Class 2	1,425	140
Total	$ 4,324	$ 424

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

	Six months ended June 30, 2010	Year ended December 31, 2009
VIP Freedom 2045 A
From net investment income
Initial Class	$ -	$ 2,664
Service Class	-	2,500
Service Class 2	-	2,370
Total	$ -	$ 7,534
From net realized gain
Initial Class	$ 1,363	$ 113
Service Class	1,324	110
Service Class 2	1,323	110
Total	$ 4,010	$ 333
VIP Freedom 2050 A
From net investment income
Initial Class	$ -	$ 2,785
Service Class	-	2,410
Service Class 2	-	2,337
Total	$ -	$ 7,532
From net realized gain
Initial Class	$ 682	$ 134
Service Class	611	120
Service Class 2	628	124
Total	$ 1,921	$ 378

A For the period April 8, 2009 (commencement of operations) to December 31, 2009.

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
VIP Freedom Income
Initial Class
Shares sold	122,921	462,871	$ 1,246,414	$ 4,540,087
Reinvestment of distributions	3,046	58,723	30,341	577,431
Shares redeemed	(339,975)	(235,490)	(3,443,720)	(2,259,914)
Net increase (decrease)	(214,008)	286,104	$ (2,166,965)	$ 2,857,604
Service Class
Shares sold	12,704	-	$ 127,524	$ -
Reinvestment of distributions	57	870	566	8,430
Shares redeemed	(8,759)	(12,809)	(88,594)	(122,754)
Net increase (decrease)	4,002	(11,939)	$ 39,496	$ (114,324)
Service Class 2
Shares sold	180,531	370,977	$ 1,814,133	$ 3,515,784
Reinvestment of distributions	1,691	32,349	16,793	317,497
Shares redeemed	(236,174)	(256,214)	(2,378,693)	(2,438,407)
Net increase (decrease)	(53,952)	147,112	$ (547,767)	$ 1,394,874
VIP Freedom 2005
Initial Class
Shares sold	70,218	290,653	$ 664,369	$ 2,449,103
Reinvestment of distributions	6,078	49,902	55,557	432,048
Shares redeemed	(227,973)	(345,358)	(2,152,387)	(2,882,842)
Net increase (decrease)	(151,677)	(4,803)	$ (1,432,461)	$ (1,691)

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Service Class
Shares sold	472	2,046	$ 4,486	$ 16,221
Reinvestment of distributions	153	1,524	1,399	12,817
Shares redeemed	(4,390)	(15,887)	(41,614)	(137,264)
Net increase (decrease)	(3,765)	(12,317)	$ (35,729)	$ (108,226)
Service Class 2
Shares sold	8,380	5,431	$ 77,717	$ 49,354
Reinvestment of distributions	117	1,603	1,070	13,452
Shares redeemed	(10,326)	(20,647)	(97,696)	(180,064)
Net increase (decrease)	(1,829)	(13,613)	$ (18,909)	$ (117,258)
VIP Freedom 2010
Initial Class
Shares sold	213,066	414,253	$ 2,107,942	$ 3,587,514
Reinvestment of distributions	13,439	98,751	128,614	929,536
Shares redeemed	(292,840)	(1,376,013)	(2,909,568)	(11,582,032)
Net increase (decrease)	(66,335)	(863,009)	$ (673,012)	$ (7,064,982)
Service Class
Shares sold	332,210	652,734	$ 3,301,796	$ 5,604,015
Reinvestment of distributions	12,464	87,885	119,158	825,631
Shares redeemed	(374,849)	(853,771)	(3,717,464)	(7,408,613)
Net increase (decrease)	(30,175)	(113,152)	$ (296,510)	$ (978,967)
Service Class 2
Shares sold	1,253,157	2,238,155	$ 12,329,414	$ 20,056,230
Reinvestment of distributions	57,143	382,353	544,571	3,596,320
Shares redeemed	(773,796)	(1,691,306)	(7,657,038)	(14,628,341)
Net increase (decrease)	536,504	929,202	$ 5,216,947	$ 9,024,209
VIP Freedom 2015
Initial Class
Shares sold	313,051	1,338,816	$ 3,119,675	$ 11,871,466
Reinvestment of distributions	13,712	177,040	131,500	1,675,187
Shares redeemed	(406,795)	(874,628)	(4,047,906)	(7,788,149)
Net increase (decrease)	(80,032)	641,228	$ (796,731)	$ 5,758,504
Service Class
Shares sold	87,444	186,764	$ 869,002	$ 1,594,834
Reinvestment of distributions	582	6,818	5,577	64,924
Shares redeemed	(44,113)	(151,939)	(437,240)	(1,277,662)
Net increase (decrease)	43,913	41,643	$ 437,339	$ 382,096
Service Class 2
Shares sold	836,039	1,825,483	$ 8,289,599	$ 16,491,260
Reinvestment of distributions	16,507	190,952	157,645	1,807,428
Shares redeemed	(411,674)	(817,202)	(4,078,625)	(7,121,468)
Net increase (decrease)	440,872	1,199,233	$ 4,368,619	$ 11,177,220
VIP Freedom 2020
Initial Class
Shares sold	547,881	1,419,778	$ 5,349,352	$ 12,010,755
Reinvestment of distributions	13,359	166,674	123,975	1,516,212
Shares redeemed	(437,247)	(1,850,345)	(4,244,120)	(14,702,993)
Net increase (decrease)	123,993	(263,893)	$ 1,229,207	$ (1,176,026)
Service Class
Shares sold	560,129	1,026,253	$ 5,435,671	$ 8,455,394
Reinvestment of distributions	8,914	114,098	82,544	1,033,280
Shares redeemed	(309,851)	(790,200)	(2,985,210)	(6,544,951)
Net increase (decrease)	259,192	350,151	$ 2,533,005	$ 2,943,723

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Service Class 2
Shares sold	4,713,593	7,102,672	$ 45,485,680	$ 61,675,414
Reinvestment of distributions	66,748	762,886	616,749	6,952,035
Shares redeemed	(1,090,959)	(1,718,729)	(10,399,827)	(14,671,947)
Net increase (decrease)	3,689,382	6,146,829	$ 35,702,602	$ 53,955,502
VIP Freedom 2025
Initial Class
Shares sold	118,354	327,202	$ 1,132,985	$ 2,758,614
Reinvestment of distributions	2,651	70,858	23,995	610,654
Shares redeemed	(131,401)	(267,455)	(1,235,117)	(2,131,038)
Net increase (decrease)	(10,396)	130,605	$ (78,137)	$ 1,238,230
Service Class
Shares sold	62,347	51,579	$ 584,306	$ 416,959
Reinvestment of distributions	137	3,116	1,241	26,900
Shares redeemed	(18,998)	(35,412)	(183,775)	(288,761)
Net increase (decrease)	43,486	19,283	$ 401,772	$ 155,098
Service Class 2
Shares sold	415,823	764,019	$ 3,965,822	$ 6,727,650
Reinvestment of distributions	1,556	34,775	14,035	305,096
Shares redeemed	(142,281)	(399,076)	(1,349,488)	(3,567,260)
Net increase (decrease)	275,098	399,718	$ 2,630,369	$ 3,465,486
VIP Freedom 2030
Initial Class
Shares sold	295,658	980,714	$ 2,723,005	$ 7,765,974
Reinvestment of distributions	7,409	93,578	64,752	727,357
Shares redeemed	(307,838)	(1,185,290)	(2,797,672)	(8,386,523)
Net increase (decrease)	(4,771)	(110,998)	$ (9,915)	$ 106,808
Service Class
Shares sold	407,385	620,610	$ 3,770,200	$ 4,751,421
Reinvestment of distributions	5,444	60,175	47,526	468,251
Shares redeemed	(226,007)	(336,231)	(2,057,417)	(2,580,003)
Net increase (decrease)	186,822	344,554	$ 1,760,309	$ 2,639,669
Service Class 2
Shares sold	875,383	1,650,447	$ 8,102,727	$ 13,384,707
Reinvestment of distributions	11,327	116,202	98,657	912,954
Shares redeemed	(401,372)	(612,226)	(3,718,813)	(4,784,642)
Net increase (decrease)	485,338	1,154,423	$ 4,482,571	$ 9,513,019
VIP Freedom 2035A
Initial Class
Shares sold	83	10,303	$ 1,148	$ 103,286
Reinvestment of distributions	100	198	1,314	2,739
Shares redeemed	(1,100)	(4)	(14,655)	(54)
Net increase (decrease)	(917)	10,497	$ (12,193)	$ 105,971
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	97	186	1,273	2,570
Shares redeemed	(1,036)	-	(13,769)	-
Net increase (decrease)	(939)	10,187	$ (12,496)	$ 102,580
Service Class 2
Shares sold	21	10,201	$ 289	$ 102,785
Reinvestment of distributions	99	180	1,298	2,489
Shares redeemed	(1,078)	-	(14,349)	(4)
Net increase (decrease)	(958)	10,381	$ (12,762)	$ 105,270

Semiannual Report

7. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
VIP Freedom 2040A
Initial Class
Shares sold	52,843	10,356	$ 731,722	$ 103,923
Reinvestment of distributions	110	200	1,473	2,790
Shares redeemed	(1,250)	(59)	(16,729)	(786)
Net increase (decrease)	51,703	10,497	$ 716,466	$ 105,927
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	107	188	1,426	2,620
Shares redeemed	(1,039)	-	(13,853)	-
Net increase (decrease)	(932)	10,189	$ (12,427)	$ 102,630
Service Class 2
Shares sold	-	10,001	$ 3	$ 100,010
Reinvestment of distributions	107	178	1,425	2,480
Shares redeemed	(1,037)	-	(13,833)	-
Net increase (decrease)	(930)	10,179	$ (12,405)	$ 102,490
VIP Freedom 2045A
Initial Class
Shares sold	7	10,285	$ 97	$ 103,051
Reinvestment of distributions	103	199	1,363	2,776
Shares redeemed	(1,074)	(2)	(14,365)	(26)
Net increase (decrease)	(964)	10,482	$ (12,905)	$ 105,801
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	100	187	1,324	2,610
Shares redeemed	(1,039)	-	(13,889)	-
Net increase (decrease)	(939)	10,188	$ (12,565)	$ 102,620
Service Class 2
Shares sold	-	10,001	$ 3	$ 100,010
Reinvestment of distributions	100	178	1,323	2,480
Shares redeemed	(1,038)	-	(13,868)	-
Net increase (decrease)	(938)	10,179	$ (12,542)	$ 102,490
VIP Freedom 2050A
Initial Class
Shares sold	238	11,146	$ 3,349	$ 114,029
Reinvestment of distributions	51	207	682	2,918
Shares redeemed	(1,273)	(10)	(17,264)	(130)
Net increase (decrease)	(984)	11,343	$ (13,233)	$ 116,817
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	45	179	611	2,530
Shares redeemed	(1,036)	-	(13,991)	-
Net increase (decrease)	(991)	10,180	$ (13,380)	$ 102,540
Service Class 2
Shares sold	36	10,297	$ 489	$ 104,181
Reinvestment of distributions	47	174	628	2,461
Shares redeemed	(1,103)	(1)	(14,921)	(7)
Net increase (decrease)	(1,020)	10,470	$ (13,804)	$ 106,635

A For the period April 8, 2009 (commencement of operations) to December 31, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, VIP Freedom 2020 was the owner of record of approximately 16% of the total outstanding shares of VIP Value Portfolio.

The Funds, in aggregate, were the owners of record of approximately 34% of the total outstanding shares of VIP Value Portfolio.

In addition, at the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	59%	1	21%
VIP Freedom 2005	96%	-	-
VIP Freedom 2010	14%	1	64%
VIP Freedom 2015	37%	1	40%
VIP Freedom 2020	-	2	76%
VIP Freedom 2025	45%	2	29%
VIP Freedom 2030	16%	1	47%
VIP Freedom 2035	98%	-	-
VIP Freedom 2040	34%	1	64%
VIP Freedom 2045	99%	-	-
VIP Freedom 2050	95%	-	-

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFF2K-SANN-0810
1.819548.106

Fidelity® Variable Insurance Products:
Freedom Lifetime Income Funds -
Portfolios I, II, & III

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Lifetime Income I Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Lifetime Income II Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Lifetime Income III Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
VIP Freedom Lifetime Income I	.00%
Actual		$ 1,000.00	$ 992.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Freedom Lifetime Income II	.00%
Actual		$ 1,000.00	$ 987.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Freedom Lifetime Income III	.00%
Actual		$ 1,000.00	$ 966.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.2	5.7
VIP Equity-Income Portfolio Investor Class	6.1	6.6
VIP Growth & Income Portfolio Investor Class	6.1	6.6
VIP Growth Portfolio Investor Class	6.1	6.7
VIP Mid Cap Portfolio Investor Class	2.2	2.4
VIP Value Portfolio Investor Class	5.2	5.6
VIP Value Strategies Portfolio Investor Class	2.2	2.4
	33.1	36.0
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.4	8.5
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	0.9	0.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	36.5	35.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	15.1	14.7
Net Other Assets
Net Other Assets*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	33.1%
Developed International Equity Funds	9.4%
Emerging Markets Equity Funds	0.9%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	36.5%
Short-Term Funds	15.1%

Six months ago
Domestic Equity Funds	36.0%
Developed International Equity Funds	8.5%
Investment Grade Bond Funds	35.6%
High Yield Bond Funds	5.2%
Short-Term Funds	14.7%

Expected
Domestic Equity Funds	31.5%
Developed International Equity Funds	9.7%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	37.1%
Short-Term Funds	15.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.1%
	Shares	Value
Domestic Equity Funds - 33.1%
VIP Contrafund Portfolio Investor Class	25,442	$ 487,985
VIP Equity-Income Portfolio Investor Class	36,521	567,894
VIP Growth & Income Portfolio Investor Class	55,920	568,146
VIP Growth Portfolio Investor Class	19,991	568,540
VIP Mid Cap Portfolio Investor Class	7,917	204,088
VIP Value Portfolio Investor Class	53,863	487,462
VIP Value Strategies Portfolio Investor Class	26,987	203,750
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,318,299)		3,087,865
International Equity Funds - 10.3%

Developed International Equity Funds - 9.4%
VIP Overseas Portfolio Investor Class R	67,365	873,730
Emerging Markets Equity Funds - 0.9%
VIP Emerging Markets Portfolio Investor Class R	10,744	83,913
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,352,356)		957,643
Bond Funds - 41.5%
	Shares	Value
High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	85,546	$ 466,228
Investment Grade Bond Funds - 36.5%
VIP Investment Grade Bond Portfolio Investor Class	259,468	3,406,815
TOTAL BOND FUNDS (Cost $3,798,136)		3,873,043
Short-Term Funds - 15.1%

VIP Money Market Portfolio Investor Class (Cost $1,404,105)	1,404,105	1,404,105
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,872,896)	9,322,656
NET OTHER ASSETS (LIABILITIES) - 0.0%	(18)
NET ASSETS - 100%	$ 9,322,638
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $10,872,896) - See accompanying schedule		$ 9,322,656
Receivable for investments sold		154
Total assets		9,322,810

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	14
Payable for fund shares redeemed	154
Other payables and accrued expenses	3
Total liabilities		172

Net Assets		$ 9,322,638
Net Assets consist of:
Paid in capital		$ 10,891,649
Undistributed net investment income		630
Accumulated undistributed net realized gain (loss) on investments		(19,401)
Net unrealized appreciation (depreciation) on investments		(1,550,240)
Net Assets, for 1,029,734 shares outstanding		$ 9,322,638
Net Asset Value, offering price and redemption price per share ($9,322,638 ÷ 1,029,734 shares)		$ 9.05

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,937

Expenses
Independent trustees' compensation	$ 15
Total expenses before reductions	15
Expense reductions	(15)	0
Net investment income (loss)		3,937
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	26,869
Capital gain distributions from underlying funds	857	27,726
Change in net unrealized appreciation (depreciation) on underlying funds		(109,259)
Net gain (loss)		(81,533)
Net increase (decrease) in net assets resulting from operations		$ (77,596)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,937	$ 334,506
Net realized gain (loss)	27,726	90,279
Change in net unrealized appreciation (depreciation)	(109,259)	1,133,654
Net increase (decrease) in net assets resulting from operations	(77,596)	1,558,439
Distributions to shareholders from net investment income	(9,524)	(332,639)
Distributions to shareholders from net realized gain	-	(76,060)
Total distributions	(9,524)	(408,699)
Share transactions Proceeds from sales of shares	944,583	773,369
Reinvestment of distributions	9,524	408,699
Cost of shares redeemed	(317,636)	(1,206,057)
Net increase (decrease) in net assets resulting from share transactions	636,471	(23,989)
Total increase (decrease) in net assets	549,351	1,125,751
Net Assets
Beginning of period	8,773,287	7,647,536
End of period (including undistributed net investment income of $630 and undistributed net investment income of $6,217, respectively)	$ 9,322,638	$ 8,773,287
Other Information Shares
Sold	101,862	85,671
Issued in reinvestment of distributions	1,057	46,276
Redeemed	(34,108)	(149,828)
Net increase (decrease)	68,811	(17,881)

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.13	$ 7.81	$ 11.21	$ 10.98	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.36	.33	.36	.27	.10
Net realized and unrealized gain (loss)	(.07)	1.40	(2.85)	.53	.67	.26
Total from investment operations	(.07)	1.76	(2.52)	.89	.94	.36
Distributions from net investment income	(.01)	(.36)	(.37)	(.34)	(.18)	(.05)
Distributions from net realized gain	-	(.08)	(.51)	(.32)	(.05)	(.04)
Total distributions	(.01)	(.44)	(.88)	(.66)	(.23)	(.09)
Net asset value, end of period	$ 9.05	$ 9.13	$ 7.81	$ 11.21	$ 10.98	$ 10.27
Total Return B, C, D	(.77)%	22.76%	(22.68)%	8.16%	9.15%	3.55%
Ratios to Average Net Assets F, H
Expenses before reductions J	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.09% A	4.28%	3.31%	3.15%	2.50%	2.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,323	$ 8,773	$ 7,648	$ 12,533	$ 10,106	$ 2,906
Portfolio turnover rate	26% A	20%	25%	16%	28%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.0	6.8
VIP Equity-Income Portfolio Investor Class	6.9	7.7
VIP Growth & Income Portfolio Investor Class	7.0	7.8
VIP Growth Portfolio Investor Class	7.0	7.9
VIP Mid Cap Portfolio Investor Class	2.5	2.8
VIP Value Portfolio Investor Class	6.0	6.6
VIP Value Strategies Portfolio Investor Class	2.5	2.8
	37.9	42.4
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	11.1	10.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.1	0.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.5	6.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	37.0	35.0
Short-Term Funds
VIP Money Market Portfolio Investor Class	7.4	6.2
Net Other Assets
Net Other Assets *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.9%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	1.1%
High Yield Bond Funds	5.5%
Investment Grade Bond Funds	37.0%
Short-Term Funds	7.4%

Six months ago
Domestic Equity Funds	42.4%
Developed International Equity Funds	10.3%
Investment Grade Bond Funds	35.0%
High Yield Bond Funds	6.1%
Short-Term Funds	6.2%

Expected
Domestic Equity Funds	36.0%
Developed International Equity Funds	11.1%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.4%
Investment Grade Bond Funds	37.5%
Short-Term Funds	8.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.9%
	Shares	Value
Domestic Equity Funds - 37.9%
VIP Contrafund Portfolio Investor Class	41,712	$ 800,044
VIP Equity-Income Portfolio Investor Class	59,840	930,516
VIP Growth & Income Portfolio Investor Class	91,627	930,928
VIP Growth Portfolio Investor Class	32,756	931,574
VIP Mid Cap Portfolio Investor Class	12,960	334,109
VIP Value Portfolio Investor Class	88,308	799,187
VIP Value Strategies Portfolio Investor Class	44,179	333,555
TOTAL DOMESTIC EQUITY FUNDS (Cost $7,565,000)		5,059,913
International Equity Funds - 12.2%

Developed International Equity Funds - 11.1%
VIP Overseas Portfolio Investor Class R	114,452	1,484,443
Emerging Markets Equity Funds - 1.1%
VIP Emerging Markets Portfolio Investor Class R	18,329	143,150
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,469,722)		1,627,593
Bond Funds - 42.5%
	Shares	Value
High Yield Bond Funds - 5.5%
VIP High Income Portfolio Investor Class	136,020	$ 741,311
Investment Grade Bond Funds - 37.0%
VIP Investment Grade Bond Portfolio Investor Class	376,711	4,946,216
TOTAL BOND FUNDS (Cost $5,576,861)		5,687,527
Short-Term Funds - 7.4%

VIP Money Market Portfolio Investor Class (Cost $993,941)	993,941	993,941
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,605,524)	13,368,974
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12)
NET ASSETS - 100%	$ 13,368,962
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $503,077 all of which will expire on December 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $16,605,524) - See accompanying schedule		$ 13,368,974
Receivable for investments sold		221
Total assets		13,369,195

Liabilities
Payable for investments purchased	$ 11
Payable for fund shares redeemed	222
Total liabilities		233

Net Assets		$ 13,368,962
Net Assets consist of:
Paid in capital		$ 17,413,130
Undistributed net investment income		7,486
Accumulated undistributed net realized gain (loss) on investments		(815,104)
Net unrealized appreciation (depreciation) on investments		(3,236,550)
Net Assets, for 1,521,902 shares outstanding		$ 13,368,962
Net Asset Value, offering price and redemption price per share ($13,368,962 ÷ 1,521,902 shares)		$ 8.78

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 5,703

Expenses
Independent trustees' compensation	$ 24
Total expenses before reductions	24
Expense reductions	(24)	0
Net investment income (loss)		5,703
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(172,379)
Capital gain distributions from underlying funds	1,631	(170,748)
Change in net unrealized appreciation (depreciation) on underlying funds		12,324
Net gain (loss)		(158,424)
Net increase (decrease) in net assets resulting from operations		$ (152,721)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,703	$ 543,711
Net realized gain (loss)	(170,748)	(339,797)
Change in net unrealized appreciation (depreciation)	12,324	2,797,474
Net increase (decrease) in net assets resulting from operations	(152,721)	3,001,388
Distributions to shareholders from net investment income	-	(553,060)
Distributions to shareholders from net realized gain	(7,901)	(152,952)
Total distributions	(7,901)	(706,012)
Share transactions Proceeds from sales of shares	389,726	997,755
Reinvestment of distributions	7,901	706,012
Cost of shares redeemed	(1,040,418)	(2,718,682)
Net increase (decrease) in net assets resulting from share transactions	(642,791)	(1,014,915)
Total increase (decrease) in net assets	(803,413)	1,280,461
Net Assets
Beginning of period	14,172,375	12,891,914
End of period (including undistributed net investment income of $7,486 and undistributed net investment income of $1,783, respectively)	$ 13,368,962	$ 14,172,375
Other Information Shares
Sold	42,868	117,471
Issued in reinvestment of distributions	903	84,626
Redeemed	(114,349)	(346,280)
Net increase (decrease)	(70,578)	(144,183)

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.90	$ 7.42	$ 11.68	$ 11.36	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.34	.29	.32	.23	.10
Net realized and unrealized gain (loss)	(.11)	1.59	(3.57)	.77	.95	.40
Total from investment operations	(.11)	1.93	(3.28)	1.09	1.18	.50
Distributions from net investment income	-	(.36)	(.34)	(.30)	(.14)	(.06)
Distributions from net realized gain	(.01)	(.09)	(.64)	(.48)	(.05)	(.07)
Total distributions	(.01)	(.45)	(.98)	(.77) J	(.19)	(.13)
Net asset value, end of period	$ 8.78	$ 8.90	$ 7.42	$ 11.68	$ 11.36	$ 10.37
Total Return B, C, D	(1.29)%	26.44%	(28.49)%	9.67%	11.38%	5.00%
Ratios to Average Net Assets F, H
Expenses before reductions K	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.08% A	4.25%	2.91%	2.67%	2.12%	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,369	$ 14,172	$ 12,892	$ 22,701	$ 17,221	$ 2,366
Portfolio turnover rate	26% A	21%	25%	18%	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Total distributions of $.77 per share is comprised of distributions from net investment income of $.295 and distributions from net realized gain of $.475 per share.

K Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.4	9.1
VIP Equity-Income Portfolio Investor Class	9.7	10.4
VIP Growth & Income Portfolio Investor Class	9.7	10.5
VIP Growth Portfolio Investor Class	9.8	10.6
VIP Mid Cap Portfolio Investor Class	3.5	3.8
VIP Value Portfolio Investor Class	8.4	8.8
VIP Value Strategies Portfolio Investor Class	3.5	3.7
	53.0	56.9
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	15.6	13.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.5	0.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.5	7.7
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	22.4	21.5
Net Other Assets
Net Other Assets *	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	53.0%
Developed International Equity Funds	15.6%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.4%

Six months ago
Domestic Equity Funds	56.9%
Developed International Equity Funds	13.9%
Investment Grade Bond Funds	21.5%
High Yield Bond Funds	7.7%
Short-Term Funds *	0.0%

Expected
Domestic Equity Funds	51.4%
Developed International Equity Funds	15.9%
Emerging Markets Equity Funds	2.9%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 53.0%
	Shares	Value
Domestic Equity Funds - 53.0%
VIP Contrafund Portfolio Investor Class	25,985	$ 498,392
VIP Equity-Income Portfolio Investor Class	37,258	579,354
VIP Growth & Income Portfolio Investor Class	57,048	579,611
VIP Growth Portfolio Investor Class	20,394	580,013
VIP Mid Cap Portfolio Investor Class	8,068	207,997
VIP Value Portfolio Investor Class	55,012	497,858
VIP Value Strategies Portfolio Investor Class	27,504	207,652
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,619,439)		3,150,877
International Equity Funds - 17.1%

Developed International Equity Funds - 15.6%
VIP Overseas Portfolio Investor Class R	71,278	924,470
Emerging Markets Equity Funds - 1.5%
VIP Emerging Markets Portfolio Investor Class R	11,363	88,742
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,497,053)		1,013,212
Bond Funds - 29.9%
	Shares	Value
High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	82,125	$ 447,582
Investment Grade Bond Funds - 22.4%
VIP Investment Grade Bond Portfolio Investor Class	101,224	1,329,069
TOTAL BOND FUNDS (Cost $1,786,352)		1,776,651
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $7,902,844)	5,940,740
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4)
NET ASSETS - 100%	$ 5,940,736
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $7,902,844) - See accompanying schedule		$ 5,940,740
Receivable for investments sold		99
Total assets		5,940,839

Liabilities
Payable to custodian bank	$ 1
Payable for fund shares redeemed	102
Total liabilities		103

Net Assets		$ 5,940,736
Net Assets consist of:
Paid in capital		$ 8,006,226
Undistributed net investment income		1,825
Accumulated undistributed net realized gain (loss) on investments		(105,211)
Net unrealized appreciation (depreciation) on investments		(1,962,104)
Net Assets, for 743,777 shares outstanding		$ 5,940,736
Net Asset Value, offering price and redemption price per share ($5,940,736 ÷ 743,777 shares)		$ 7.99

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,825

Expenses
Independent trustees' compensation	$ 11
Total expenses before reductions	11
Expense reductions	(11)	0
Net investment income (loss)		1,825
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(53,339)
Capital gain distributions from underlying funds	1,026	(52,313)
Change in net unrealized appreciation (depreciation) on underlying funds		(142,161)
Net gain (loss)		(194,474)
Net increase (decrease) in net assets resulting from operations		$ (192,649)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,825	$ 194,683
Net realized gain (loss)	(52,313)	126,982
Change in net unrealized appreciation (depreciation)	(142,161)	1,269,902
Net increase (decrease) in net assets resulting from operations	(192,649)	1,591,567
Distributions to shareholders from net investment income	-	(200,408)
Distributions to shareholders from net realized gain	(11,931)	(137,423)
Total distributions	(11,931)	(337,831)
Share transactions Proceeds from sales of shares	-	80,366
Reinvestment of distributions	11,931	337,830
Cost of shares redeemed	(496,647)	(461,358)
Net increase (decrease) in net assets resulting from share transactions	(484,716)	(43,162)
Total increase (decrease) in net assets	(689,296)	1,210,574
Net Assets
Beginning of period	6,630,032	5,419,458
End of period (including undistributed net investment income of $1,825 and undistributed net investment income of $0, respectively)	$ 5,940,736	$ 6,630,032
Other Information Shares
Sold	-	10,878
Issued in reinvestment of distributions	1,480	44,489
Redeemed	(58,191)	(60,863)
Net increase (decrease)	(56,711)	(5,496)

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.28	$ 6.72	$ 11.90	$ 11.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.24	.24	.29	.19	.11
Net realized and unrealized gain (loss)	(.27)	1.76	(4.36)	.96	1.15	.50
Total from investment operations	(.27)	2.00	(4.12)	1.25	1.34	.61
Distributions from net investment income	-	(.26)	(.27)	(.29)	(.15)	(.06)
Distributions from net realized gain	(.02)	(.18)	(.79)	(.62)	(.11)	(.07)
Total distributions	(.02)	(.44)	(1.06)	(.91)	(.26)	(.13)
Net asset value, end of period	$ 7.99	$ 8.28	$ 6.72	$ 11.90	$ 11.56	$ 10.48
Total Return B, C, D	(3.32)%	30.34%	(35.25)%	10.88%	12.78%	6.10%
Ratios to Average Net Assets F, H
Expenses before reductions J	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.06% A	3.33%	2.43%	2.41%	1.76%	2.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,941	$ 6,630	$ 5,419	$ 11,085	$ 8,835	$ 2,958
Portfolio turnover rate	19% A	10%	20%	11%	15%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Amount represents less than $.01 per share.

J Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP Freedom Lifetime Income I	$ 10,924,108	$ 149,655	$ (1,751,107)	$ (1,601,452)
VIP Freedom Lifetime Income II	16,727,696	241,373	(3,600,095)	(3,358,722)
VIP Freedom Lifetime Income III	7,937,741	73,373	(2,070,374)	(1,997,001)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	1,823,074	1,191,107
VIP Freedom Lifetime Income II	1,820,249	2,463,129
VIP Freedom Lifetime Income III	614,637	1,108,137

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Freedom Lifetime Income I	.00%	$ 15
VIP Freedom Lifetime Income II	.00%	$ 24
VIP Freedom Lifetime Income III	.00%	$ 11

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFLI-SANN-0810
1.816202.104

Fidelity® Variable Insurance Products:
FundsManager - 20%, 50%, 60%, 70%, 85% Portfolio

Semiannual Report

June 30, 2010(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
FundsManager 20% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
FundsManager 50% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
FundsManager 60% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
FundsManager 70% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
FundsManager 85% Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
VIP FundsManager 20% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 1,008.90	$ 1.00
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 1,008.00	$ 1.74
Hypothetical A		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 1,008.90	$ 1.00
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 50% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 981.30	$ .98
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 980.20	$ 1.72
Hypothetical A		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 981.30	$ .98
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 60% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 971.70	$ .98
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 971.70	$ 1.71
Hypothetical A		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 972.80	$ .98
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 70% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 959.60	$ .97
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 958.40	$ 1.70
Hypothetical A		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 958.40	$ .97
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 85% Portfolio
Service Class	.20%
Actual		$ 1,000.00	$ 943.30	$ .96
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2.35%
Actual		$ 1,000.00	$ 943.10	$ 1.69
HypotheticalA		$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class	.20%
Actual		$ 1,000.00	$ 944.50	$ .96
Hypothetical A		$ 1,000.00	$ 1,023.80	$ 1.00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Semiannual Report

VIP FundsManager 20% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Blue Chip Growth Fund	0.1	0.1
Fidelity Contrafund	0.0*	0.0*
Fidelity Disciplined Equity Fund	0.0*	0.0*
Fidelity Dividend Growth Fund	0.7	0.5
Fidelity Equity-Income Fund	0.0*	0.1
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Fund	0.0*	0.0*
Fidelity Growth Company Fund	0.0*	0.5
Fidelity Independence Fund	0.0*	0.0*
Fidelity Large Cap Stock Fund	0.4	0.1
Fidelity Large Cap Value Fund	0.0*	0.0*
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Mega Cap Stock Fund	0.3	0.0*
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Real Estate Investment Portfolio	0.3	0.2
Fidelity Select Air Transportation Portfolio	0.1	0.1
Fidelity Select Automotive Portfolio	0.0*	0.0*
Fidelity Select Banking Portfolio	0.4	0.4
Fidelity Select Biotechnology Portfolio	0.0*	0.3
Fidelity Select Brokerage & Investment Management Portfolio	0.2	0.4
Fidelity Select Chemicals Portfolio	0.1	0.1
Fidelity Select Communications Equipment Portfolio	0.1	0.0
Fidelity Select Computers Portfolio	0.5	0.5
Fidelity Select Construction & Housing Portfolio	0.2	0.2
Fidelity Select Consumer Discretionary Portfolio	0.8	0.5
Fidelity Select Consumer Staples Portfolio	1.5	1.2
Fidelity Select Defense & Aerospace Portfolio	0.0*	0.0*
Fidelity Select Electronics Portfolio	0.1	0.1
Fidelity Select Energy Portfolio	1.1	1.4
Fidelity Select Energy Service Portfolio	0.1	0.1
Fidelity Select Environmental Portfolio	0.1	0.2
Fidelity Select Financial Services Portfolio	0.8	0.6

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Select Gold Portfolio	0.7	0.2
Fidelity Select Health Care Portfolio	0.3	0.2
Fidelity Select Industrial Equipment Portfolio	0.1	0.1
Fidelity Select Industrials Portfolio	1.1	0.8
Fidelity Select Insurance Portfolio	0.6	0.4
Fidelity Select IT Services Portfolio	0.1	0.2
Fidelity Select Leisure Portfolio	0.0*	0.2
Fidelity Select Materials Portfolio	0.2	0.2
Fidelity Select Medical Delivery Portfolio	0.4	0.4
Fidelity Select Medical Equipment & Systems Portfolio	0.1	0.1
Fidelity Select Multimedia Portfolio	0.1	0.1
Fidelity Select Natural Resources Portfolio	0.0*	0.0*
Fidelity Select Pharmaceuticals Portfolio	0.8	0.7
Fidelity Select Retailing Portfolio	0.2	0.2
Fidelity Select Software & Computer Services Portfolio	0.4	0.5
Fidelity Select Technology Portfolio	1.2	1.0
Fidelity Select Telecommunications Portfolio	0.3	0.4
Fidelity Select Transportation Portfolio	0.1	0.1
Fidelity Select Utilities Portfolio	0.4	0.4
Fidelity Series Commodity Strategy Fund	0.0*	0.0
Fidelity Small Cap Growth Fund	0.0*	0.0*
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.4	0.4
Fidelity Telecom and Utilities Fund	0.2	0.2
Spartan Extended Market Index Fund Investor Class	0.1	0.1
Spartan Total Market Index Fund Investor Class	0.0*	0.4
VIP Mid Cap Portfolio Investor Class	0.0*	0.0*
	15.7	14.9
International Equity Funds
Fidelity Canada Fund	0.1	0.0
Fidelity Diversified International Fund	0.2	1.4
Fidelity Emerging Markets Fund	0.5	0.4
Fidelity International Capital Appreciation Fund	0.3	0.4
Fidelity International Discovery Fund	0.3	1.7
Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Small Cap Fund	0.2	0.0
Fidelity International Small Cap Opportunities Fund	0.6	0.0*
Fidelity International Value Fund	0.0*	0.0*
Fidelity Japan Fund	0.4	0.4
Fidelity Nordic Fund	0.1	0.0
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.1	0.0
Spartan International Index Fund Investor Class	1.7	2.6
	4.5	6.9
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	1.5	0.0
Fidelity High Income Fund	3.0	3.0
Fidelity New Markets Income Fund	0.4	0.4
Fidelity Real Estate Income Fund	0.6	0.0
Fidelity U.S. Bond Index Fund	47.8	45.4
	53.3	48.8
Money Market Funds
Fidelity Institutional Money Market Portfolio Class I	4.1	4.8
Fidelity Institutional Prime Money Market Portfolio Class I	20.2	21.9
Fidelity Select Money Market Portfolio	2.2	2.7
	26.5	29.4

Net Other Assets (Liabilities)	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2010
Domestic Equity Funds	15.7%
International Equity Funds	4.5%
Fixed Income Funds	53.3%
Money Market Funds	26.5%

As of December 31, 2009
Domestic Equity Funds	14.9%
International Equity Funds	6.9%
Fixed Income Funds	48.8%
Money Market Funds	29.4%

Semiannual Report

VIP FundsManager 20% Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 20.2%
	Shares	Value
Domestic Equity Funds - 15.7%
Fidelity 130/30 Large Cap Fund	2,952	$ 17,710
Fidelity Blue Chip Growth Fund	8,963	315,302
Fidelity Contrafund	1,789	99,107
Fidelity Disciplined Equity Fund	2,023	39,141
Fidelity Dividend Growth Fund	98,530	2,170,619
Fidelity Equity-Income Fund	655	23,789
Fidelity Equity-Income II Fund	671	10,080
Fidelity Fund	635	16,562
Fidelity Growth Company Fund	1,100	71,214
Fidelity Independence Fund	309	5,714
Fidelity Large Cap Stock Fund	80,092	1,120,484
Fidelity Large Cap Value Fund	9,669	87,216
Fidelity Leveraged Company Stock Fund	192	4,174
Fidelity Magellan Fund	372	21,884
Fidelity Mega Cap Stock Fund	121,062	981,812
Fidelity Mid-Cap Stock Fund	1,937	43,376
Fidelity Real Estate Investment Portfolio	43,552	925,914
Fidelity Select Air Transportation Portfolio (a)	6,448	220,067
Fidelity Select Automotive Portfolio	2,779	81,260
Fidelity Select Banking Portfolio	89,436	1,429,187
Fidelity Select Biotechnology Portfolio (a)	1,153	69,838
Fidelity Select Brokerage & Investment Management Portfolio	13,843	590,973
Fidelity Select Chemicals Portfolio	4,686	304,417
Fidelity Select Communications Equipment Portfolio	17,898	355,986
Fidelity Select Computers Portfolio (a)	37,337	1,622,302
Fidelity Select Construction & Housing Portfolio	17,713	489,763
Fidelity Select Consumer Discretionary Portfolio	130,284	2,429,798
Fidelity Select Consumer Staples Portfolio	83,486	4,797,965
Fidelity Select Defense & Aerospace Portfolio	1,185	71,796
Fidelity Select Electronics Portfolio	6,797	252,998
Fidelity Select Energy Portfolio	96,864	3,620,782
Fidelity Select Energy Service Portfolio	7,389	363,033
Fidelity Select Environmental Portfolio	10,725	156,042
Fidelity Select Financial Services Portfolio	48,976	2,649,100
Fidelity Select Gold Portfolio	47,788	2,255,117
Fidelity Select Health Care Portfolio	9,372	964,280
Fidelity Select Industrial Equipment Portfolio	12,398	311,182
Fidelity Select Industrials Portfolio	194,846	3,501,375
Fidelity Select Insurance Portfolio	43,811	1,773,925
Fidelity Select IT Services Portfolio (a)	27,264	446,581
Fidelity Select Leisure Portfolio	1,056	74,189
Fidelity Select Materials Portfolio	11,831	564,675
Fidelity Select Medical Delivery Portfolio (a)	31,868	1,321,895

	Shares	Value
Fidelity Select Medical Equipment & Systems Portfolio (a)	13,553	$ 319,840
Fidelity Select Multimedia Portfolio	9,890	333,974
Fidelity Select Natural Resources Portfolio	3,112	77,541
Fidelity Select Pharmaceuticals Portfolio	257,822	2,704,548
Fidelity Select Retailing Portfolio	12,864	524,588
Fidelity Select Software & Computer Services Portfolio (a)	18,363	1,244,460
Fidelity Select Technology Portfolio (a)	52,415	3,693,131
Fidelity Select Telecommunications Portfolio	29,634	1,110,697
Fidelity Select Transportation Portfolio	6,926	306,758
Fidelity Select Utilities Portfolio	28,110	1,182,288
Fidelity Series Commodity Strategy Fund	885	8,796
Fidelity Small Cap Growth Fund (a)	7,945	96,612
Fidelity Small Cap Stock Fund (a)	3,102	46,871
Fidelity Small Cap Value Fund	94,004	1,191,027
Fidelity Telecom and Utilities Fund	37,675	506,725
Spartan Extended Market Index Fund Investor Class	5,950	177,193
Spartan Total Market Index Fund Investor Class	3,278	97,257
VIP Mid Cap Portfolio Investor Class	79	2,031
TOTAL DOMESTIC EQUITY FUNDS		50,296,961
International Equity Funds - 4.5%
Fidelity Canada Fund	8,755	410,100
Fidelity Diversified International Fund	29,860	725,598
Fidelity Emerging Markets Fund	69,554	1,443,253
Fidelity International Capital Appreciation Fund	89,965	902,345
Fidelity International Discovery Fund	36,414	956,596
Fidelity International Small Cap Fund	39,296	648,783
Fidelity International Small Cap Opportunities Fund	247,848	2,007,569
Fidelity International Value Fund	759	5,085
Fidelity Japan Fund	137,945	1,331,168
Fidelity Nordic Fund	6,088	154,946
Fidelity Overseas Fund	417	10,843
Fidelity Pacific Basin Fund	15,878	324,379
Spartan International Index Fund Investor Class	195,808	5,623,612
TOTAL INTERNATIONAL EQUITY FUNDS		14,544,277
TOTAL EQUITY FUNDS (Cost $62,987,654)		64,841,238
Fixed-Income Funds - 53.3%

Fidelity Floating Rate High Income Fund	520,734	4,889,691
Fidelity High Income Fund	1,154,193	9,729,846
Fidelity New Markets Income Fund	74,092	1,129,901
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	199,127	$ 1,925,559
Fidelity U.S. Bond Index Fund	13,430,751	153,916,400
TOTAL FIXED-INCOME FUNDS (Cost $163,177,420)		171,591,397
Money Market Funds - 26.5%

Fidelity Institutional Money Market Portfolio Class I	13,130,743	13,130,743
Fidelity Institutional Prime Money Market Portfolio Class I	65,023,577	65,023,577
Fidelity Select Money Market Portfolio	7,236,861	7,236,861
TOTAL MONEY MARKET FUNDS (Cost $85,391,181)		85,391,181
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $311,556,255)		321,823,816
NET OTHER ASSETS (LIABILITIES) - 0.0%		(53,218)
NET ASSETS - 100%		$ 321,770,598
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $12,991,506 of which $7,951,394 and $5,040,112 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $311,556,255) - See accompanying schedule		$ 321,823,816
Receivable for fund shares sold		105,438
Total assets		321,929,254

Liabilities
Payable for investments purchased	$ 104,996
Payable for fund shares redeemed	442
Accrued management fee	53,163
Distribution fees payable	55
Total liabilities		158,656

Net Assets		$ 321,770,598
Net Assets consist of:
Paid in capital		$ 323,181,476
Undistributed net investment income		2,410,448
Accumulated undistributed net realized gain (loss) on investments		(14,088,887)
Net unrealized appreciation (depreciation) on investments		10,267,561
Net Assets		$ 321,770,598

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($63,215 ÷ 6,225 shares)	$ 10.16

Service Class 2: Net Asset Value, offering price and redemption price per share ($449,492 ÷ 44,327 shares)	$ 10.14

Investor Class: Net Asset Value, offering price and redemption price per share ($321,257,891 ÷ 31,648,594 shares)	$ 10.15

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,713,300

Expenses
Management fee	$ 377,856
Distribution fees	508
Independent trustees' compensation	499
Total expenses before reductions	378,863
Expense reductions	(76,011)	302,852
Net investment income (loss)		2,410,448
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	105,798
Capital gain distributions from underlying funds	47,556	153,354
Change in net unrealized appreciation (depreciation) on underlying funds		(375,362)
Net gain (loss)		(222,008)
Net increase (decrease) in net assets resulting from operations		$ 2,188,440

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,410,448	$ 4,232,847
Net realized gain (loss)	153,354	(3,236,878)
Change in net unrealized appreciation (depreciation)	(375,362)	18,437,148
Net increase (decrease) in net assets resulting from operations	2,188,440	19,433,117
Distributions to shareholders from net investment income	-	(4,256,815)
Distributions to shareholders from net realized gain	-	(158,646)
Total distributions	-	(4,415,461)
Share transactions - net increase (decrease)	48,244,226	103,034,500
Total increase (decrease) in net assets	50,432,666	118,052,156

Net Assets
Beginning of period	271,337,932	153,285,776
End of period (including undistributed net investment income of $2,410,448 and $0, respectively)	$ 321,770,598	$ 271,337,932

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 9.27	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.21	.34	.45	.33
Net realized and unrealized gain (loss)	.01 K	.76	(1.21)	.18	.20
Total from investment operations	.09	.97	(.87)	.63	.53
Distributions from net investment income	-	(.16)	(.30)	(.29)	(.14)
Distributions from net realized gain	-	(.01)	(.04)	(.20)	(.05)
Total distributions	-	(.17) J	(.34) I	(.49)	(.19)
Net asset value, end of period	$ 10.16	$ 10.07	$ 9.27	$ 10.48	$ 10.34
Total Return B, C, D	.89%	10.43%	(8.33)%	6.12%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.59% A	2.19%	3.33%	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63	$ 61	$ 88	$ 112	$ 105
Portfolio turnover rate	16% A	31%	64%	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

K The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.28	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.20	.32	.43	.32
Net realized and unrealized gain (loss)	.01 K	.74	(1.20)	.18	.20
Total from investment operations	.08	.94	(.88)	.61	.52
Distributions from net investment income	-	(.16)	(.29)	(.27)	(.13)
Distributions from net realized gain	-	(.01)	(.04)	(.20)	(.05)
Total distributions	-	(.16) J	(.32) I	(.47)	(.18)
Net asset value, end of period	$ 10.14	$ 10.06	$ 9.28	$ 10.48	$ 10.34
Total Return B, C, D	.80%	10.14%	(8.40)%	5.96%	5.23%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.44% A	2.04%	3.18%	4.05%	4.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 449	$ 425	$ 88	$ 112	$ 105
Portfolio turnover rate	16% A	31%	64%	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.32 per share is comprised of distributions from net investment income of $.285 and distributions from net realized gain of $.035 per share.

J Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.006 per share.

K The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.06	$ 9.27	$ 10.48	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.21	.33	.45	.33
Net realized and unrealized gain (loss)	.01 K	.75	(1.20)	.18	.20
Total from investment operations	.09	.96	(.87)	.63	.53
Distributions from net investment income	-	(.16)	(.30)	(.29)	(.14)
Distributions from net realized gain	-	(.01)	(.04)	(.20)	(.05)
Total distributions	-	(.17) J	(.34) I	(.49)	(.19)
Net asset value, end of period	$ 10.15	$ 10.06	$ 9.27	$ 10.48	$ 10.34
Total Return B, C, D	.89%	10.32%	(8.33)%	6.12%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.59% A	2.19%	3.33%	4.20%	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 321,258	$ 270,852	$ 153,110	$ 115,963	$ 24,045
Portfolio turnover rate	16% A	31%	64%	76%	92% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.34 per share is comprised of distributions from net investment income of $.302 and distributions from net realized gain of $.035 per share.

J Total distributions of $.17 per share is comprised of distributions from net investment income of $.161 and distributions from net realized gain of $.006 per share.

K The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Blue Chip Growth Fund	0.4	0.4
Fidelity Contrafund	0.1	0.2
Fidelity Disciplined Equity Fund	0.3	0.3
Fidelity Dividend Growth Fund	1.4	2.0
Fidelity Equity-Income Fund	0.5	0.5
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Fund	0.1	0.2
Fidelity Growth Company Fund	0.8	0.9
Fidelity Independence Fund	0.0*	0.0*
Fidelity Large Cap Stock Fund	1.4	0.8
Fidelity Large Cap Value Fund	0.2	0.3
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Mega Cap Stock Fund	0.8	0.1
Fidelity Mid Cap Value Fund	0.3	0.4
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Nasdaq Composite Index Fund	0.1	0.1
Fidelity Real Estate Investment Portfolio	0.6	0.6
Fidelity Select Air Transportation Portfolio	0.2	0.2
Fidelity Select Automotive Portfolio	0.0*	0.0*
Fidelity Select Banking Portfolio	1.0	0.8
Fidelity Select Biotechnology Portfolio	0.4	0.4
Fidelity Select Brokerage & Investment Management Portfolio	0.5	0.7
Fidelity Select Chemicals Portfolio	0.2	0.3
Fidelity Select Communications Equipment Portfolio	0.1	0.0
Fidelity Select Computers Portfolio	0.8	0.8
Fidelity Select Construction & Housing Portfolio	0.4	0.4
Fidelity Select Consumer Discretionary Portfolio	0.5	0.3
Fidelity Select Consumer Staples Portfolio	2.7	2.7
Fidelity Select Defense & Aerospace Portfolio	0.1	0.1
Fidelity Select Electronics Portfolio	0.2	0.2
Fidelity Select Energy Portfolio	2.6	3.1
Fidelity Select Energy Service Portfolio	0.1	0.1

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Select Environmental Portfolio	0.2	0.3
Fidelity Select Financial Services Portfolio	1.5	1.4
Fidelity Select Gold Portfolio	1.2	0.6
Fidelity Select Health Care Portfolio	0.4	0.3
Fidelity Select Industrial Equipment Portfolio	0.3	0.3
Fidelity Select Industrials Portfolio	1.6	1.5
Fidelity Select Insurance Portfolio	0.9	0.9
Fidelity Select IT Services Portfolio	0.3	0.4
Fidelity Select Leisure Portfolio	0.5	0.5
Fidelity Select Materials Portfolio	0.2	0.1
Fidelity Select Medical Delivery Portfolio	1.0	1.0
Fidelity Select Medical Equipment & Systems Portfolio	0.6	0.6
Fidelity Select Multimedia Portfolio	0.4	0.4
Fidelity Select Natural Resources Portfolio	0.1	0.1
Fidelity Select Pharmaceuticals Portfolio	1.2	1.2
Fidelity Select Retailing Portfolio	0.5	0.4
Fidelity Select Software & Computer Services Portfolio	1.1	1.2
Fidelity Select Technology Portfolio	1.9	2.0
Fidelity Select Telecommunications Portfolio	0.7	0.7
Fidelity Select Transportation Portfolio	0.2	0.2
Fidelity Select Utilities Portfolio	0.5	0.4
Fidelity Series Commodity Strategy Fund	0.0*	0.0
Fidelity Small Cap Growth Fund	0.2	0.2
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.0*	0.0*
Fidelity Telecom and Utilities Fund	0.8	0.9
Spartan 500 Index Fund Investor Class	0.1	0.2
Spartan Extended Market Index Fund Investor Class	1.4	1.5
Spartan Total Market Index Fund Investor Class	1.6	1.7
VIP Mid Cap Portfolio Investor Class	0.3	0.3
	36.5	36.2
International Equity Funds
Fidelity Canada Fund	0.6	0.0
Fidelity China Region Fund	0.1	0.2
Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Diversified International Fund	1.0	2.1
Fidelity Emerging Markets Fund	0.5	0.4
Fidelity International Capital Appreciation Fund	0.5	0.6
Fidelity International Discovery Fund	0.9	2.3
Fidelity International Small Cap Fund	0.3	0.0
Fidelity International Small Cap Opportunities Fund	0.9	0.0
Fidelity International Value Fund	0.0*	0.1
Fidelity Japan Fund	0.5	0.5
Fidelity Nordic Fund	0.1	0.0
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.1	0.0
Spartan International Index Fund Investor Class	7.4	9.3
	12.9	15.5
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.9	0.2
Fidelity High Income Fund	1.8	1.6
Fidelity New Markets Income Fund	0.4	0.4
Fidelity Real Estate Income Fund	0.5	0.0
Fidelity U.S. Bond Index Fund	39.4	36.7
	43.0	38.9
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	7.6	9.4

Net Other Assets (Liabilities)	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2010
Domestic Equity Funds	36.5%
International Equity Funds	12.9%
Fixed Income Funds	43.0%
Money Market Funds	7.6%

As of December 31, 2009
Domestic Equity Funds	36.2%
International Equity Funds	15.5%
Fixed Income Funds	38.9%
Money Market Funds	9.4%

Semiannual Report

VIP FundsManager 50% Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 49.4%
	Shares	Value
Domestic Equity Funds - 36.5%
Fidelity 130/30 Large Cap Fund	11,814	$ 70,887
Fidelity Blue Chip Growth Fund	56,857	2,000,223
Fidelity Contrafund	5,938	328,886
Fidelity Disciplined Equity Fund	74,058	1,433,015
Fidelity Dividend Growth Fund	349,720	7,704,341
Fidelity Equity-Income Fund	68,484	2,486,656
Fidelity Equity-Income II Fund	504	7,574
Fidelity Fund	15,981	416,788
Fidelity Growth Company Fund	68,420	4,428,831
Fidelity Independence Fund	974	17,998
Fidelity Large Cap Stock Fund	541,078	7,569,675
Fidelity Large Cap Value Fund	134,120	1,209,765
Fidelity Leveraged Company Stock Fund	754	16,406
Fidelity Magellan Fund	2,803	164,957
Fidelity Mega Cap Stock Fund	522,211	4,235,130
Fidelity Mid Cap Value Fund	147,777	1,875,295
Fidelity Mid-Cap Stock Fund	5,236	117,227
Fidelity Nasdaq Composite Index Fund	10,108	283,420
Fidelity Real Estate Investment Portfolio	161,840	3,440,723
Fidelity Select Air Transportation Portfolio (a)	24,517	836,765
Fidelity Select Automotive Portfolio	8,434	246,601
Fidelity Select Banking Portfolio	327,429	5,232,312
Fidelity Select Biotechnology Portfolio (a)	32,641	1,976,397
Fidelity Select Brokerage & Investment Management Portfolio	59,426	2,536,890
Fidelity Select Chemicals Portfolio	20,904	1,357,908
Fidelity Select Communications Equipment Portfolio	33,519	666,699
Fidelity Select Computers Portfolio (a)	98,981	4,300,716
Fidelity Select Construction & Housing Portfolio	75,487	2,087,209
Fidelity Select Consumer Discretionary Portfolio	150,470	2,806,275
Fidelity Select Consumer Staples Portfolio	254,178	14,607,602
Fidelity Select Defense & Aerospace Portfolio	4,681	283,692
Fidelity Select Electronics Portfolio	22,853	850,575
Fidelity Select Energy Portfolio	378,628	14,153,118
Fidelity Select Energy Service Portfolio	14,326	703,835
Fidelity Select Environmental Portfolio	87,398	1,271,642
Fidelity Select Financial Services Portfolio	154,183	8,339,740
Fidelity Select Gold Portfolio	132,957	6,274,229
Fidelity Select Health Care Portfolio	20,538	2,113,157
Fidelity Select Industrial Equipment Portfolio	73,667	1,849,043
Fidelity Select Industrials Portfolio	494,104	8,879,054
Fidelity Select Insurance Portfolio	122,706	4,968,378
Fidelity Select IT Services Portfolio (a)	106,686	1,747,516
Fidelity Select Leisure Portfolio	36,551	2,568,446
Fidelity Select Materials Portfolio	19,010	907,343
Fidelity Select Medical Delivery Portfolio (a)	137,590	5,707,238

	Shares	Value
Fidelity Select Medical Equipment & Systems Portfolio (a)	135,239	$ 3,191,651
Fidelity Select Multimedia Portfolio	62,980	2,126,844
Fidelity Select Natural Resources Portfolio	13,615	339,276
Fidelity Select Pharmaceuticals Portfolio	648,188	6,799,487
Fidelity Select Retailing Portfolio	66,510	2,712,277
Fidelity Select Software & Computer Services Portfolio (a)	88,395	5,990,498
Fidelity Select Technology Portfolio (a)	148,557	10,467,313
Fidelity Select Telecommunications Portfolio	98,321	3,685,077
Fidelity Select Transportation Portfolio	27,559	1,220,596
Fidelity Select Utilities Portfolio	58,507	2,460,809
Fidelity Series Commodity Strategy Fund	885	8,796
Fidelity Small Cap Growth Fund (a)	92,383	1,123,382
Fidelity Small Cap Stock Fund (a)	7,638	115,404
Fidelity Small Cap Value Fund	7,774	98,497
Fidelity Telecom and Utilities Fund	329,201	4,427,755
Spartan 500 Index Fund Investor Class	21,310	780,997
Spartan Extended Market Index Fund Investor Class	264,801	7,885,786
Spartan Total Market Index Fund Investor Class	285,935	8,483,687
VIP Mid Cap Portfolio Investor Class	63,078	1,626,148
TOTAL DOMESTIC EQUITY FUNDS		198,624,457
International Equity Funds - 12.9%
Fidelity Canada Fund	65,174	3,052,749
Fidelity China Region Fund	28,165	728,336
Fidelity Diversified International Fund	230,280	5,595,794
Fidelity Emerging Markets Fund	122,929	2,550,775
Fidelity International Capital Appreciation Fund	268,092	2,688,967
Fidelity International Discovery Fund	189,032	4,965,875
Fidelity International Small Cap Fund	86,276	1,424,423
Fidelity International Small Cap Opportunities Fund	622,746	5,044,243
Fidelity International Value Fund	48,364	324,036
Fidelity Japan Fund	282,102	2,722,284
Fidelity Nordic Fund	17,895	455,425
Fidelity Overseas Fund	275	7,148
Fidelity Pacific Basin Fund	32,634	666,716
Spartan International Index Fund Investor Class	1,405,758	40,373,360
TOTAL INTERNATIONAL EQUITY FUNDS		70,600,131
TOTAL EQUITY FUNDS (Cost $257,032,702)		269,224,588
Fixed-Income Funds - 43.0%

Fidelity Floating Rate High Income Fund	549,542	5,160,199
Fidelity High Income Fund	1,141,804	9,625,412
Fidelity New Markets Income Fund	141,353	2,155,632
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	278,271	$ 2,690,877
Fidelity U.S. Bond Index Fund	18,695,369	214,248,932
TOTAL FIXED-INCOME FUNDS (Cost $221,288,826)		233,881,052
Money Market Funds - 7.6%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $41,204,181)	41,204,181	41,204,181
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $519,525,709)		544,309,821
NET OTHER ASSETS (LIABILITIES) - 0.0%		(92,026)
NET ASSETS - 100%		$ 544,217,795
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $89,947,646 of which $32,152,775 and $57,794,871 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $519,525,709) - See accompanying schedule		$ 544,309,821
Cash		2
Receivable for fund shares sold		351,005
Total assets		544,660,828

Liabilities
Payable for investments purchased	$ 350,293
Payable for fund shares redeemed	713
Accrued management fee	91,898
Distribution fees payable	129
Total liabilities		443,033

Net Assets		$ 544,217,795
Net Assets consist of:
Paid in capital		$ 606,868,921
Undistributed net investment income		3,398,626
Accumulated undistributed net realized gain (loss) on investments		(90,833,864)
Net unrealized appreciation (depreciation) on investments		24,784,112
Net Assets		$ 544,217,795

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($80,517 ÷ 9,006 shares)	$ 8.94

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,016,814 ÷ 113,999 shares)	$ 8.92

Investor Class: Net Asset Value, offering price and redemption price per share ($543,120,464 ÷ 60,763,225 shares)	$ 8.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 3,946,117

Expenses
Management fee	$ 682,832
Distribution fees	1,023
Independent trustees' compensation	919
Total expenses before reductions	684,774
Expense reductions	(137,283)	547,491
Net investment income (loss)		3,398,626
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	287,325
Capital gain distributions from underlying funds	292,646	579,971
Change in net unrealized appreciation (depreciation) on underlying funds		(15,261,303)
Net gain (loss)		(14,681,332)
Net increase (decrease) in net assets resulting from operations		$ (11,282,706)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,398,626	$ 8,302,788
Net realized gain (loss)	579,971	(40,440,499)
Change in net unrealized appreciation (depreciation)	(15,261,303)	103,521,659
Net increase (decrease) in net assets resulting from operations	(11,282,706)	71,383,948
Distributions to shareholders from net investment income	-	(8,316,282)
Distributions to shareholders from net realized gain	-	(558,167)
Total distributions	-	(8,874,449)
Share transactions - net increase (decrease)	34,649,660	123,241,942
Total increase (decrease) in net assets	23,366,954	185,751,441

Net Assets
Beginning of period	520,850,841	335,099,400
End of period (including undistributed net investment income of $3,398,626 and $0, respectively)	$ 544,217,795	$ 520,850,841

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 7.80	$ 10.51	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.17	.25	.32	.26
Net realized and unrealized gain (loss)	(.23)	1.30	(2.59)	.41	.47
Total from investment operations	(.17)	1.47	(2.34)	.73	.73
Distributions from net investment income	-	(.15)	(.24)	(.24)	(.12)
Distributions from net realized gain	-	(.01)	(.13)	(.50)	(.09)
Total distributions	-	(.16)	(.37) I	(.74)	(.21)
Net asset value, end of period	$ 8.94	$ 9.11	$ 7.80	$ 10.51	$ 10.52
Total Return B, C, D	(1.87)%	18.82%	(22.48)%	6.99%	7.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.24% A	2.07%	2.65%	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 81	$ 58	$ 76	$ 115	$ 107
Portfolio turnover rate	13% A	44%	70%	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.10	$ 7.79	$ 10.51	$ 10.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.16	.23	.31	.24
Net realized and unrealized gain (loss)	(.23)	1.30	(2.59)	.41	.47
Total from investment operations	(.18)	1.46	(2.36)	.72	.71
Distributions from net investment income	-	(.14)	(.24)	(.22)	(.11)
Distributions from net realized gain	-	(.01)	(.13)	(.50)	(.09)
Total distributions	-	(.15)	(.36) I	(.72)	(.20)
Net asset value, end of period	$ 8.92	$ 9.10	$ 7.79	$ 10.51	$ 10.51
Total Return B, C, D	(1.98)%	18.76%	(22.63)%	6.93%	7.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35% A
Net investment income (loss)	1.09% A	1.92%	2.50%	2.82%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,017	$ 550	$ 236	$ 115	$ 107
Portfolio turnover rate	13% A	44%	70%	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.36 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 7.79	$ 10.51	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.17	.25	.32	.26
Net realized and unrealized gain (loss)	(.23)	1.31	(2.60)	.41	.47
Total from investment operations	(.17)	1.48	(2.35)	.73	.73
Distributions from net investment income	-	(.15)	(.24)	(.24)	(.12)
Distributions from net realized gain	-	(.01)	(.13)	(.50)	(.09)
Total distributions	-	(.16)	(.37) I	(.74)	(.21)
Net asset value, end of period	$ 8.94	$ 9.11	$ 7.79	$ 10.51	$ 10.52
Total Return B, C, D	(1.87)%	18.98%	(22.57)%	6.99%	7.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income (loss)	1.24% A	2.07%	2.65%	2.97%	3.48% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 543,120	$ 520,243	$ 334,788	$ 371,298	$ 143,744
Portfolio turnover rate	13% A	44%	70%	92%	103% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.37 per share is comprised of distributions from net investment income of $.241 and distributions from net realized gain of $.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Blue Chip Growth Fund	0.2	0.2
Fidelity Contrafund	0.1	0.6
Fidelity Disciplined Equity Fund	0.0*	0.1
Fidelity Dividend Growth Fund	2.6	1.7
Fidelity Equity-Income Fund	0.2	0.4
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Fund	0.0*	0.0*
Fidelity Growth Company Fund	1.0	1.4
Fidelity Independence Fund	0.0*	0.0*
Fidelity Large Cap Stock Fund	2.2	0.8
Fidelity Large Cap Value Fund	0.1	0.2
Fidelity Leveraged Company Stock Fund	0.1	0.1
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Mega Cap Stock Fund	1.7	0.0*
Fidelity Mid Cap Value Fund	0.2	0.3
Fidelity Real Estate Investment Portfolio	0.7	0.4
Fidelity Select Air Transportation Portfolio	0.2	0.3
Fidelity Select Automotive Portfolio	0.0*	0.0*
Fidelity Select Banking Portfolio	1.0	1.2
Fidelity Select Biotechnology Portfolio	0.1	0.9
Fidelity Select Brokerage & Investment Management Portfolio	0.3	0.5
Fidelity Select Chemicals Portfolio	0.3	0.4
Fidelity Select Communications Equipment Portfolio	0.5	0.0
Fidelity Select Computers Portfolio	1.3	1.3
Fidelity Select Construction & Housing Portfolio	0.4	0.7
Fidelity Select Consumer Discretionary Portfolio	1.6	0.5
Fidelity Select Consumer Staples Portfolio	3.7	3.6
Fidelity Select Defense & Aerospace Portfolio	0.1	0.1
Fidelity Select Electronics Portfolio	0.1	0.1
Fidelity Select Energy Portfolio	2.4	3.4
Fidelity Select Energy Service Portfolio	0.7	0.8
Fidelity Select Environmental Portfolio	0.1	0.1
Fidelity Select Financial Services Portfolio	2.4	2.1

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Select Gold Portfolio	1.1	0.9
Fidelity Select Health Care Portfolio	1.2	1.0
Fidelity Select Industrial Equipment Portfolio	0.5	0.2
Fidelity Select Industrials Portfolio	2.2	2.1
Fidelity Select Insurance Portfolio	1.2	1.4
Fidelity Select IT Services Portfolio	0.4	0.9
Fidelity Select Leisure Portfolio	0.4	0.5
Fidelity Select Materials Portfolio	0.2	0.1
Fidelity Select Medical Delivery Portfolio	0.9	0.8
Fidelity Select Medical Equipment & Systems Portfolio	0.5	0.7
Fidelity Select Multimedia Portfolio	0.4	0.6
Fidelity Select Natural Resources Portfolio	0.1	0.1
Fidelity Select Pharmaceuticals Portfolio	1.3	1.2
Fidelity Select Retailing Portfolio	0.5	0.6
Fidelity Select Software & Computer Services Portfolio	0.8	0.9
Fidelity Select Technology Portfolio	2.3	3.0
Fidelity Select Telecommunications Portfolio	0.8	0.9
Fidelity Select Transportation Portfolio	0.4	0.5
Fidelity Select Utilities Portfolio	0.6	0.2
Fidelity Series Commodity Strategy Fund	0.0*	0.0*
Fidelity Small Cap Growth Fund	0.1	0.2
Fidelity Small Cap Value Fund	0.4	0.5
Fidelity Telecom and Utilities Fund	1.1	1.6
Fidelity Value Fund	0.1	0.1
Spartan 500 Index Fund Investor Class	0.0*	0.0*
Spartan Total Market Index Fund Investor Class	1.2	1.9
VIP Mid Cap Portfolio Investor Class	0.2	0.3
	43.2	43.4
International Equity Funds
Fidelity Canada Fund	0.7	0.0
Fidelity China Region Fund	0.2	0.6
Fidelity Diversified International Fund	1.2	2.4
Fidelity Emerging Markets Fund	0.8	0.4
Fidelity International Capital Appreciation Fund	0.6	1.0
Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Discovery Fund	1.6	2.6
Fidelity International Small Cap Fund	0.8	0.0
Fidelity International Small Cap Opportunities Fund	1.4	0.0
Fidelity International Value Fund	0.1	0.1
Fidelity Japan Fund	0.7	0.6
Fidelity Nordic Fund	0.4	0.0
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.6	0.0
Spartan International Index Fund Investor Class	6.4	10.7
	15.5	18.4
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	1.2	0.0*
Fidelity High Income Fund	1.5	1.4
Fidelity New Markets Income Fund	0.1	0.0*
Fidelity Real Estate Income Fund	1.0	0.0
Fidelity U.S. Bond Index Fund	34.3	32.3
	38.1	33.7
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	3.2	4.5

Net Other Assets (Liabilities)	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2010
Domestic Equity Funds	43.2%
International Equity Funds	15.5%
Fixed Income Funds	38.1%
Money Market Funds	3.2%

As of December 31, 2009
Domestic Equity Funds	43.4%
International Equity Funds	18.4%
Fixed Income Funds	33.7%
Money Market Funds	4.5%

Semiannual Report

VIP FundsManager 60% Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 58.7%
	Shares	Value
Domestic Equity Funds - 43.2%
Fidelity 130/30 Large Cap Fund	7,135	$ 42,808
Fidelity Blue Chip Growth Fund	72,585	2,553,546
Fidelity Contrafund	32,450	1,797,414
Fidelity Disciplined Equity Fund	4,423	85,576
Fidelity Dividend Growth Fund	1,887,166	41,574,261
Fidelity Equity-Income Fund	68,582	2,490,207
Fidelity Equity-Income II Fund	4,801	72,105
Fidelity Fund	1,816	47,357
Fidelity Growth Company Fund	240,304	15,554,846
Fidelity Independence Fund	2,122	39,198
Fidelity Large Cap Stock Fund	2,494,547	34,898,713
Fidelity Large Cap Value Fund	113,571	1,024,412
Fidelity Leveraged Company Stock Fund	57,140	1,242,785
Fidelity Magellan Fund	2,841	167,149
Fidelity Mega Cap Stock Fund	3,374,400	27,366,381
Fidelity Mid Cap Value Fund	292,201	3,708,026
Fidelity Real Estate Investment Portfolio	540,004	11,480,492
Fidelity Select Air Transportation Portfolio (a)	113,795	3,883,822
Fidelity Select Automotive Portfolio	22,020	643,863
Fidelity Select Banking Portfolio	1,023,371	16,353,469
Fidelity Select Biotechnology Portfolio (a)	12,918	782,201
Fidelity Select Brokerage & Investment Management Portfolio	112,013	4,781,822
Fidelity Select Chemicals Portfolio	75,190	4,884,347
Fidelity Select Communications Equipment Portfolio	439,761	8,746,855
Fidelity Select Computers Portfolio (a)	460,091	19,990,969
Fidelity Select Construction & Housing Portfolio	249,896	6,909,615
Fidelity Select Consumer Discretionary Portfolio	1,361,478	25,391,571
Fidelity Select Consumer Staples Portfolio	1,027,654	59,059,292
Fidelity Select Defense & Aerospace Portfolio	27,986	1,696,225
Fidelity Select Electronics Portfolio	22,778	847,790
Fidelity Select Energy Portfolio	1,024,252	38,286,536
Fidelity Select Energy Service Portfolio	222,265	10,919,885
Fidelity Select Environmental Portfolio	87,696	1,275,970
Fidelity Select Financial Services Portfolio	704,708	38,117,680
Fidelity Select Gold Portfolio	372,310	17,569,302
Fidelity Select Health Care Portfolio	187,596	19,301,798
Fidelity Select Industrial Equipment Portfolio	300,740	7,548,565
Fidelity Select Industrials Portfolio	1,948,935	35,022,365
Fidelity Select Insurance Portfolio	460,614	18,650,244
Fidelity Select IT Services Portfolio (a)	425,454	6,968,932
Fidelity Select Leisure Portfolio	90,164	6,335,821
Fidelity Select Materials Portfolio	59,440	2,837,053
Fidelity Select Medical Delivery Portfolio (a)	351,546	14,582,112

	Shares	Value
Fidelity Select Medical Equipment & Systems Portfolio (a)	333,924	$ 7,880,606
Fidelity Select Multimedia Portfolio	192,755	6,509,342
Fidelity Select Natural Resources Portfolio	32,149	801,150
Fidelity Select Pharmaceuticals Portfolio	2,002,912	21,010,548
Fidelity Select Retailing Portfolio	201,248	8,206,903
Fidelity Select Software & Computer Services Portfolio (a)	195,920	13,277,499
Fidelity Select Technology Portfolio (a)	529,391	37,300,874
Fidelity Select Telecommunications Portfolio	348,995	13,080,322
Fidelity Select Transportation Portfolio	149,837	6,636,291
Fidelity Select Utilities Portfolio	235,187	9,891,981
Fidelity Series Commodity Strategy Fund	934	9,281
Fidelity Small Cap Growth Fund (a)	137,183	1,668,146
Fidelity Small Cap Value Fund	499,046	6,322,910
Fidelity Telecom and Utilities Fund	1,321,767	17,777,772
Fidelity Value Fund	24,951	1,359,068
Spartan 500 Index Fund Investor Class	2,166	79,397
Spartan Total Market Index Fund Investor Class	669,915	19,876,389
VIP Mid Cap Portfolio Investor Class	139,519	3,596,802
TOTAL DOMESTIC EQUITY FUNDS		690,818,661
International Equity Funds - 15.5%
Fidelity Canada Fund	230,863	10,813,623
Fidelity China Region Fund	111,973	2,895,620
Fidelity Diversified International Fund	802,280	19,495,397
Fidelity Emerging Markets Fund	619,506	12,854,744
Fidelity International Capital Appreciation Fund	994,590	9,975,739
Fidelity International Discovery Fund	976,847	25,661,764
Fidelity International Small Cap Fund	784,607	12,953,866
Fidelity International Small Cap Opportunities Fund	2,834,609	22,960,331
Fidelity International Value Fund	116,277	779,057
Fidelity Japan Fund	1,197,201	11,552,989
Fidelity Nordic Fund	263,401	6,703,562
Fidelity Overseas Fund	1,126	29,280
Fidelity Pacific Basin Fund	497,141	10,156,590
Spartan International Index Fund Investor Class	3,574,640	102,663,654
TOTAL INTERNATIONAL EQUITY FUNDS		249,496,216
TOTAL EQUITY FUNDS (Cost $881,210,416)		940,314,877
Fixed-Income Funds - 38.1%

Fidelity Floating Rate High Income Fund	2,044,059	19,193,716
Fidelity High Income Fund	2,846,521	23,996,174
Fidelity New Markets Income Fund	118,849	1,812,453
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	1,648,519	$ 15,941,174
Fidelity U.S. Bond Index Fund	47,938,305	549,372,976
TOTAL FIXED-INCOME FUNDS (Cost $582,696,575)		610,316,493
Money Market Funds - 3.2%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $50,995,299)	50,995,299	50,995,299
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,514,902,290)		1,601,626,669
NET OTHER ASSETS (LIABILITIES) - 0.0%		(263,076)
NET ASSETS - 100%		$ 1,601,363,593
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $91,489,537 of which $38,659,280 and $52,830,257 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $1,514,902,290) - See accompanying schedule		$ 1,601,626,669
Receivable for fund shares sold		6,109,585
Total assets		1,607,736,254

Liabilities
Payable to custodian bank	$ 3
Payable for investments purchased	6,007,949
Payable for fund shares redeemed	101,635
Accrued management fee	263,061
Distribution fees payable	13
Total liabilities		6,372,661

Net Assets		$ 1,601,363,593
Net Assets consist of:
Paid in capital		$ 1,599,956,607
Undistributed net investment income		7,471,640
Accumulated undistributed net realized gain (loss) on investments		(92,789,033)
Net unrealized appreciation (depreciation) on investments		86,724,379
Net Assets		$ 1,601,363,593

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($50,801 ÷ 5,920 shares)	$ 8.58

Service Class 2: Net Asset Value, offering price and redemption price per share ($99,668 ÷ 11,623 shares)	$ 8.58

Investor Class: Net Asset Value, offering price and redemption price per share ($1,601,213,124 ÷ 186,630,141 shares)	$ 8.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 60% Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,852,894

Expenses
Management fee	$ 1,725,721
Distribution fees	141
Independent trustees' compensation	2,222
Total expenses before reductions	1,728,084
Expense reductions	(346,830)	1,381,254
Net investment income (loss)		7,471,640
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	4,690,268
Capital gain distributions from underlying funds	629,809	5,320,077
Change in net unrealized appreciation (depreciation) on underlying funds		(65,153,353)
Net gain (loss)		(59,833,276)
Net increase (decrease) in net assets resulting from operations		$ (52,361,636)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,471,640	$ 17,230,832
Net realized gain (loss)	5,320,077	(31,528,105)
Change in net unrealized appreciation (depreciation)	(65,153,353)	229,496,553
Net increase (decrease) in net assets resulting from operations	(52,361,636)	215,199,280
Distributions to shareholders from net investment income	-	(17,220,749)
Distributions to shareholders from net realized gain	-	(1,542,165)
Total distributions	-	(18,762,914)
Share transactions - net increase (decrease)	493,826,925	370,044,169
Total increase (decrease) in net assets	441,465,289	566,480,535

Net Assets
Beginning of period	1,159,898,304	593,417,769
End of period (including undistributed net investment income of $7,471,640 and $0, respectively)	$ 1,601,363,593	$ 1,159,898,304

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.83	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.25	.18
Net realized and unrealized gain (loss)	(.30)	1.51	(3.01)	.23
Total from investment operations	(.25)	1.66	(2.76)	.41
Distributions from net investment income	-	(.13)	(.13)	(.06)
Distributions from net realized gain	-	(.01)	(.08)	(.06)
Total distributions	-	(.15) J	(.21) I	(.12)
Net asset value, end of period	$ 8.58	$ 8.83	$ 7.32	$ 10.29
Total Return B, C, D	(2.83)%	22.61%	(26.93)%	4.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income (loss)	1.08% A	1.89%	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51	$ 52	$ 65	$ 104
Portfolio turnover rate	11% A	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.83	$ 7.33	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.14	.23	.17
Net realized and unrealized gain (loss)	(.29)	1.50	(2.99)	.23
Total from investment operations	(.25)	1.64	(2.76)	.40
Distributions from net investment income	-	(.12)	(.12)	(.05)
Distributions from net realized gain	-	(.01)	(.08)	(.06)
Total distributions	-	(.14) J	(.20) I	(.11)
Net asset value, end of period	$ 8.58	$ 8.83	$ 7.33	$ 10.29
Total Return B, C, D	(2.83)%	22.31%	(26.97)%	4.01%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35% A
Net investment income (loss)	.92% A	1.74%	2.59%	4.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100	$ 83	$ 76	$ 104
Portfolio turnover rate	11% A	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.20 per share is comprised of distributions from net investment income of $.119 and distributions from net realized gain of $.080 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.124 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.82	$ 7.32	$ 10.29	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.23	.17
Net realized and unrealized gain (loss)	(.29)	1.50	(2.99)	.24
Total from investment operations	(.24)	1.65	(2.76)	.41
Distributions from net investment income	-	(.13)	(.13)	(.06)
Distributions from net realized gain	-	(.01)	(.08)	(.06)
Total distributions	-	(.15) J	(.21) I	(.12)
Net asset value, end of period	$ 8.58	$ 8.82	$ 7.32	$ 10.29
Total Return B, C, D	(2.72)%	22.48%	(26.93)%	4.07%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20% A
Net investment income (loss)	1.08% A	1.89%	2.75%	4.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,601,213	$ 1,159,764	$ 593,277	$ 113,806
Portfolio turnover rate	11% A	38%	74%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 22, 2007 (commencement of operations) to December 31, 2007.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.21 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.080 per share.

J Total distributions of $.15 per share is comprised of distributions from net investment income of $.134 and distributions from net realized gain of $.012 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Blue Chip Growth Fund	0.4	0.4
Fidelity Contrafund	0.1	0.1
Fidelity Disciplined Equity Fund	0.5	0.8
Fidelity Dividend Growth Fund	0.0*	1.4
Fidelity Equity-Income Fund	1.3	1.4
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Fund	0.0*	0.5
Fidelity Growth Company Fund	0.8	0.9
Fidelity Independence Fund	0.0*	0.0*
Fidelity Large Cap Stock Fund	2.4	2.4
Fidelity Large Cap Value Fund	0.2	0.8
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Mega Cap Stock Fund	0.3	0.1
Fidelity Mid Cap Value Fund	0.1	0.1
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Nasdaq Composite Index Fund	0.3	0.3
Fidelity Real Estate Investment Portfolio	1.0	0.7
Fidelity Select Air Transportation Portfolio	0.2	0.2
Fidelity Select Automotive Portfolio	0.1	0.0*
Fidelity Select Banking Portfolio	1.1	1.0
Fidelity Select Biotechnology Portfolio	0.5	0.8
Fidelity Select Brokerage & Investment Management Portfolio	0.5	0.7
Fidelity Select Chemicals Portfolio	0.3	0.3
Fidelity Select Communications Equipment Portfolio	0.2	0.0
Fidelity Select Computers Portfolio	1.3	1.2
Fidelity Select Construction & Housing Portfolio	0.5	0.5
Fidelity Select Consumer Discretionary Portfolio	0.9	0.4
Fidelity Select Consumer Staples Portfolio	4.2	3.6
Fidelity Select Defense & Aerospace Portfolio	0.1	0.1
Fidelity Select Electronics Portfolio	0.2	0.2
Fidelity Select Energy Portfolio	3.6	4.1
Fidelity Select Energy Service Portfolio	0.1	0.0*

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Select Environmental Portfolio	0.2	0.2
Fidelity Select Financial Services Portfolio	2.2	1.7
Fidelity Select Gold Portfolio	0.9	1.0
Fidelity Select Health Care Portfolio	0.6	0.4
Fidelity Select Industrial Equipment Portfolio	0.7	0.4
Fidelity Select Industrials Portfolio	2.3	1.8
Fidelity Select Insurance Portfolio	1.4	1.1
Fidelity Select IT Services Portfolio	0.3	0.4
Fidelity Select Leisure Portfolio	0.6	0.6
Fidelity Select Materials Portfolio	0.2	0.1
Fidelity Select Medical Delivery Portfolio	1.2	1.0
Fidelity Select Medical Equipment & Systems Portfolio	0.8	0.8
Fidelity Select Multimedia Portfolio	0.8	0.3
Fidelity Select Natural Resources Portfolio	0.0*	0.0*
Fidelity Select Pharmaceuticals Portfolio	1.6	1.4
Fidelity Select Retailing Portfolio	0.5	0.5
Fidelity Select Software & Computer Services Portfolio	1.6	1.7
Fidelity Select Technology Portfolio	2.4	2.4
Fidelity Select Telecommunications Portfolio	0.8	0.8
Fidelity Select Transportation Portfolio	0.5	0.5
Fidelity Select Utilities Portfolio	0.6	0.5
Fidelity Series Commodity Strategy Fund	0.0*	0.0
Fidelity Small Cap Growth Fund	0.8	0.8
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.2	0.2
Fidelity Telecom and Utilities Fund	1.2	1.2
Fidelity Value Discovery Fund	0.0*	0.0*
Fidelity Value Fund	0.3	0.3
Spartan 500 Index Fund Investor Class	1.8	1.9
Spartan Extended Market Index Fund Investor Class	2.3	2.4
Spartan Total Market Index Fund Investor Class	2.1	2.2
VIP Mid Cap Portfolio Investor Class	0.7	0.7
	50.8	50.3
Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
International Equity Funds
Fidelity Canada Fund	0.7	0.0
Fidelity China Region Fund	0.2	0.4
Fidelity Diversified International Fund	2.2	2.9
Fidelity Emerging Markets Fund	1.2	1.0
Fidelity International Capital Appreciation Fund	0.9	1.0
Fidelity International Discovery Fund	0.9	3.1
Fidelity International Small Cap Fund	0.3	0.0
Fidelity International Small Cap Opportunities Fund	0.5	0.0
Fidelity International Value Fund	0.1	0.1
Fidelity Japan Fund	0.7	0.7
Fidelity Nordic Fund	0.1	0.0
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.1	0.0
Spartan International Index Fund Investor Class	10.3	12.1
	18.2	21.3
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	1.1	0.6
Fidelity High Income Fund	1.2	1.1
Fidelity New Markets Income Fund	0.6	0.6
Fidelity Real Estate Income Fund	0.4	0.0
Fidelity U.S. Bond Index Fund	24.2	21.6
	27.5	23.9
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	3.5	4.5

Net Other Assets (Liabilities)	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2010
Domestic Equity Funds	50.8%
International Equity Funds	18.2%
Fixed Income Funds	27.5%
Money Market Funds	3.5%

As of December 31, 2009
Domestic Equity Funds	50.3%
International Equity Funds	21.3%
Fixed Income Funds	23.9%
Money Market Funds	4.5%

Semiannual Report

VIP FundsManager 70% Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 69.0%
	Shares	Value
Domestic Equity Funds - 50.8%
Fidelity 130/30 Large Cap Fund	10,694	$ 64,161
Fidelity Blue Chip Growth Fund	47,925	1,685,991
Fidelity Contrafund	6,421	355,643
Fidelity Disciplined Equity Fund	120,949	2,340,368
Fidelity Dividend Growth Fund	8,087	178,162
Fidelity Equity-Income Fund	162,519	5,901,057
Fidelity Equity-Income II Fund	497	7,470
Fidelity Fund	5,305	138,363
Fidelity Growth Company Fund	56,596	3,663,455
Fidelity Independence Fund	559	10,333
Fidelity Large Cap Stock Fund	777,495	10,877,150
Fidelity Large Cap Value Fund	74,308	670,258
Fidelity Leveraged Company Stock Fund	949	20,641
Fidelity Magellan Fund	887	52,210
Fidelity Mega Cap Stock Fund	183,854	1,491,058
Fidelity Mid Cap Value Fund	46,604	591,400
Fidelity Mid-Cap Stock Fund	5,979	133,879
Fidelity Nasdaq Composite Index Fund	43,743	1,226,540
Fidelity Real Estate Investment Portfolio	216,096	4,594,196
Fidelity Select Air Transportation Portfolio (a)	21,687	740,171
Fidelity Select Automotive Portfolio	8,748	255,795
Fidelity Select Banking Portfolio	318,136	5,083,809
Fidelity Select Biotechnology Portfolio (a)	34,823	2,108,543
Fidelity Select Brokerage & Investment Management Portfolio	54,277	2,317,100
Fidelity Select Chemicals Portfolio	22,027	1,430,885
Fidelity Select Communications Equipment Portfolio	38,804	771,812
Fidelity Select Computers Portfolio (a)	134,169	5,829,636
Fidelity Select Construction & Housing Portfolio	77,459	2,141,751
Fidelity Select Consumer Discretionary Portfolio	208,529	3,889,058
Fidelity Select Consumer Staples Portfolio	328,174	18,860,148
Fidelity Select Defense & Aerospace Portfolio	3,902	236,529
Fidelity Select Electronics Portfolio	19,773	735,933
Fidelity Select Energy Portfolio	431,910	16,144,814
Fidelity Select Energy Service Portfolio	10,635	522,502
Fidelity Select Environmental Portfolio	64,738	941,935
Fidelity Select Financial Services Portfolio	179,009	9,682,622
Fidelity Select Gold Portfolio	82,114	3,874,937
Fidelity Select Health Care Portfolio	27,064	2,784,621
Fidelity Select Industrial Equipment Portfolio	122,116	3,065,106
Fidelity Select Industrials Portfolio	560,657	10,075,002
Fidelity Select Insurance Portfolio	153,936	6,232,869
Fidelity Select IT Services Portfolio (a)	87,756	1,437,440
Fidelity Select Leisure Portfolio	40,893	2,873,559
Fidelity Select Materials Portfolio	17,818	850,440

	Shares	Value
Fidelity Select Medical Delivery Portfolio (a)	132,329	$ 5,489,023
Fidelity Select Medical Equipment & Systems Portfolio (a)	145,188	3,426,438
Fidelity Select Multimedia Portfolio	109,388	3,694,017
Fidelity Select Natural Resources Portfolio	7,720	192,379
Fidelity Select Pharmaceuticals Portfolio	697,136	7,312,958
Fidelity Select Retailing Portfolio	54,367	2,217,098
Fidelity Select Software & Computer Services Portfolio (a)	106,690	7,230,355
Fidelity Select Technology Portfolio (a)	149,261	10,516,901
Fidelity Select Telecommunications Portfolio	97,383	3,649,926
Fidelity Select Transportation Portfolio	53,670	2,377,032
Fidelity Select Utilities Portfolio	59,323	2,495,126
Fidelity Series Commodity Strategy Fund	885	8,796
Fidelity Small Cap Growth Fund (a)	293,801	3,572,622
Fidelity Small Cap Stock Fund (a)	8,025	121,259
Fidelity Small Cap Value Fund	71,505	905,971
Fidelity Telecom and Utilities Fund	395,578	5,320,518
Fidelity Value Discovery Fund	1,583	18,968
Fidelity Value Fund	20,429	1,112,755
Spartan 500 Index Fund Investor Class	213,772	7,834,734
Spartan Extended Market Index Fund Investor Class	349,603	10,411,183
Spartan Total Market Index Fund Investor Class	312,517	9,272,378
VIP Mid Cap Portfolio Investor Class	116,005	2,990,615
TOTAL DOMESTIC EQUITY FUNDS		227,060,404
International Equity Funds - 18.2%
Fidelity Canada Fund	70,503	3,302,338
Fidelity China Region Fund	35,472	917,315
Fidelity Diversified International Fund	397,521	9,659,756
Fidelity Emerging Markets Fund	269,212	5,586,145
Fidelity International Capital Appreciation Fund	390,677	3,918,487
Fidelity International Discovery Fund	151,006	3,966,918
Fidelity International Small Cap Fund	88,317	1,458,116
Fidelity International Small Cap Opportunities Fund	284,560	2,304,937
Fidelity International Value Fund	36,726	246,064
Fidelity Japan Fund	346,996	3,348,516
Fidelity Nordic Fund	11,869	302,064
Fidelity Overseas Fund	817	21,238
Fidelity Pacific Basin Fund	27,834	568,648
Spartan International Index Fund Investor Class	1,605,827	46,119,358
TOTAL INTERNATIONAL EQUITY FUNDS		81,719,900
TOTAL EQUITY FUNDS (Cost $302,779,672)		308,780,304
Fixed-Income Funds - 27.5%
	Shares	Value
Fidelity Floating Rate High Income Fund	509,222	$ 4,781,592
Fidelity High Income Fund	650,456	5,483,341
Fidelity New Markets Income Fund	181,957	2,774,847
Fidelity Real Estate Income Fund	177,384	1,715,301
Fidelity U.S. Bond Index Fund	9,437,209	108,150,413
TOTAL FIXED-INCOME FUNDS (Cost $116,102,678)		122,905,494
Money Market Funds - 3.5%
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $15,660,839)	15,660,839	15,660,839
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $434,543,189)		447,346,637
NET OTHER ASSETS (LIABILITIES) - 0.0%		(76,912)
NET ASSETS - 100%		$ 447,269,725
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $135,926,167 of which $53,321,073 and $82,605,094 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $434,543,189) - See accompanying schedule		$ 447,346,637
Receivable for fund shares sold		507,143
Total assets		447,853,780

Liabilities
Payable to custodian bank	$ 3
Payable for investments purchased	227,131
Payable for fund shares redeemed	280,012
Accrued management fee	76,652
Distribution fees payable	257
Total liabilities		584,055

Net Assets		$ 447,269,725
Net Assets consist of:
Paid in capital		$ 570,200,637
Undistributed net investment income		1,833,616
Accumulated undistributed net realized gain (loss) on investments		(137,567,976)
Net unrealized appreciation (depreciation) on investments		12,803,448
Net Assets		$ 447,269,725

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($55,750 ÷ 6,903 shares)	$ 8.08

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,034,013 ÷ 252,408 shares)	$ 8.06

Investor Class: Net Asset Value, offering price and redemption price per share ($445,179,962 ÷ 55,136,577 shares)	$ 8.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,300,672

Expenses
Management fee	$ 581,461
Distribution fees	2,255
Independent trustees' compensation	788
Total expenses before reductions	584,504
Expense reductions	(117,448)	467,056
Net investment income (loss)		1,833,616
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(70,166)
Capital gain distributions from underlying funds	315,207	245,041
Change in net unrealized appreciation (depreciation) on underlying funds		(21,668,078)
Net gain (loss)		(21,423,037)
Net increase (decrease) in net assets resulting from operations		$ (19,589,421)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,833,616	$ 6,234,826
Net realized gain (loss)	245,041	(55,187,420)
Change in net unrealized appreciation (depreciation)	(21,668,078)	129,340,992
Net increase (decrease) in net assets resulting from operations	(19,589,421)	80,388,398
Distributions to shareholders from net investment income	-	(6,266,412)
Distributions to shareholders from net realized gain	-	(522,299)
Total distributions	-	(6,788,711)
Share transactions - net increase (decrease)	19,646,155	51,384,490
Total increase (decrease) in net assets	56,734	124,984,177

Net Assets
Beginning of period	447,212,991	322,228,814
End of period (including undistributed net investment income of $1,833,616 and $0, respectively)	$ 447,269,725	$ 447,212,991

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 6.87	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.13	.18	.24	.21
Net realized and unrealized gain (loss)	(.37)	1.55	(3.53)	.58	.65
Total from investment operations	(.34)	1.68	(3.35)	.82	.86
Distributions from net investment income	-	(.12)	(.18)	(.18)	(.11)
Distributions from net realized gain	-	(.01)	(.25)	(.63)	(.11)
Total distributions	-	(.13)	(.43) I	(.81)	(.22)
Net asset value, end of period	$ 8.08	$ 8.42	$ 6.87	$ 10.65	$ 10.64
Total Return B, C, D	(4.04)%	24.44%	(32.03)%	7.80%	8.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income (loss)	.79% A	1.73%	2.01%	2.14%	2.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 56	$ 68	$ 68	$ 117	$ 109
Portfolio turnover rate	19% A	55%	84%	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.43 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 6.86	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.12	.16	.22	.20
Net realized and unrealized gain (loss)	(.38)	1.55	(3.53)	.59	.65
Total from investment operations	(.35)	1.67	(3.37)	.81	.85
Distributions from net investment income	-	(.11)	(.18)	(.17)	(.10)
Distributions from net realized gain	-	(.01)	(.25)	(.63)	(.11)
Total distributions	-	(.12)	(.42) I	(.80)	(.21)
Net asset value, end of period	$ 8.06	$ 8.41	$ 6.86	$ 10.65	$ 10.64
Total Return B, C, D	(4.16)%	24.38%	(32.18)%	7.63%	8.45%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35% A
Net investment income (loss)	.64% A	1.58%	1.86%	1.99%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,034	$ 1,464	$ 223	$ 117	$ 108
Portfolio turnover rate	19% A	55%	84%	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.42 per share is comprised of distributions from net investment income of $.178 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.42	$ 6.87	$ 10.65	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.13	.18	.24	.21
Net realized and unrealized gain (loss)	(.38)	1.55	(3.53)	.58	.65
Total from investment operations	(.35)	1.68	(3.35)	.82	.86
Distributions from net investment income	-	(.12)	(.18)	(.18)	(.11)
Distributions from net realized gain	-	(.01)	(.25)	(.63)	(.11)
Total distributions	-	(.13)	(.43) I	(.81)	(.22)
Net asset value, end of period	$ 8.07	$ 8.42	$ 6.87	$ 10.65	$ 10.64
Total Return B, C, D	(4.16)%	24.44%	(32.03)%	7.80%	8.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income (loss)	.79% A	1.73%	2.01%	2.14%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 445,180	$ 445,681	$ 321,938	$ 444,467	$ 177,978
Portfolio turnover rate	19% A	55%	84%	105%	106% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.43 per share is comprised of distributions from net investment income of $.184 and distributions from net realized gain of $.245 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity 130/30 Large Cap Fund	0.0*	0.0*
Fidelity Blue Chip Growth Fund	0.3	0.3
Fidelity Contrafund	0.2	0.0*
Fidelity Dividend Growth Fund	0.0	1.5
Fidelity Equity-Income Fund	0.0*	0.0*
Fidelity Equity-Income II Fund	0.0*	0.0*
Fidelity Growth Company Fund	1.4	1.5
Fidelity Independence Fund	0.0*	0.0*
Fidelity Large Cap Stock Fund	2.7	3.1
Fidelity Large Cap Value Fund	0.0*	0.1
Fidelity Leveraged Company Stock Fund	0.0*	0.0*
Fidelity Magellan Fund	0.0*	0.0*
Fidelity Mega Cap Stock Fund	1.1	0.0*
Fidelity Mid Cap Value Fund	0.3	0.3
Fidelity Mid-Cap Stock Fund	0.0*	0.0*
Fidelity Nasdaq Composite Index Fund	0.3	0.3
Fidelity Real Estate Investment Portfolio	1.3	1.2
Fidelity Select Air Transportation Portfolio	0.3	0.2
Fidelity Select Automotive Portfolio	0.2	0.2
Fidelity Select Banking Portfolio	1.9	1.3
Fidelity Select Biotechnology Portfolio	0.3	0.9
Fidelity Select Brokerage & Investment Management Portfolio	0.5	1.1
Fidelity Select Chemicals Portfolio	0.5	0.6
Fidelity Select Communications Equipment Portfolio	0.3	0.0
Fidelity Select Computers Portfolio	2.0	1.8
Fidelity Select Construction & Housing Portfolio	0.6	0.6
Fidelity Select Consumer Discretionary Portfolio	1.8	0.8
Fidelity Select Consumer Staples Portfolio	5.7	5.2
Fidelity Select Defense & Aerospace Portfolio	0.2	0.1
Fidelity Select Electronics Portfolio	0.4	0.4
Fidelity Select Energy Portfolio	5.0	5.7
Fidelity Select Energy Service Portfolio	0.4	0.2
Fidelity Select Environmental Portfolio	0.3	0.3
Fidelity Select Financial Services Portfolio	3.7	2.5

	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Select Gold Portfolio	1.3	1.1
Fidelity Select Health Care Portfolio	1.3	0.9
Fidelity Select Industrial Equipment Portfolio	0.7	0.5
Fidelity Select Industrials Portfolio	3.5	2.6
Fidelity Select Insurance Portfolio	1.9	1.8
Fidelity Select IT Services Portfolio	0.8	0.9
Fidelity Select Leisure Portfolio	0.9	0.9
Fidelity Select Materials Portfolio	0.3	0.2
Fidelity Select Medical Delivery Portfolio	1.6	0.9
Fidelity Select Medical Equipment & Systems Portfolio	1.1	1.1
Fidelity Select Multimedia Portfolio	0.7	0.4
Fidelity Select Natural Resources Portfolio	0.1	0.1
Fidelity Select Pharmaceuticals Portfolio	2.4	2.4
Fidelity Select Retailing Portfolio	1.0	1.0
Fidelity Select Software & Computer Services Portfolio	2.2	2.3
Fidelity Select Technology Portfolio	3.0	2.8
Fidelity Select Telecommunications Portfolio	1.2	1.1
Fidelity Select Transportation Portfolio	1.0	0.9
Fidelity Select Utilities Portfolio	0.7	0.6
Fidelity Series Commodity Strategy Fund	0.0*	0.0
Fidelity Small Cap Growth Fund	0.5	0.5
Fidelity Small Cap Stock Fund	0.0*	0.0*
Fidelity Small Cap Value Fund	0.8	0.8
Fidelity Stock Selector Fund	0.0	0.0*
Fidelity Telecom and Utilities Fund	1.8	1.8
Fidelity Value Discovery Fund	0.0*	0.0*
Spartan 500 Index Fund Investor Class	2.2	2.6
Spartan Extended Market Index Fund Investor Class	0.0*	0.3
Spartan Total Market Index Fund Investor Class	1.1	2.1
VIP Mid Cap Portfolio Investor Class	0.4	0.4
	64.2	61.2
International Equity Funds
Fidelity Canada Fund	1.0	0.0
Fidelity China Region Fund	0.1	0.3
Fidelity Diversified International Fund	2.7	3.3
Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity Emerging Markets Fund	1.5	1.2
Fidelity International Capital Appreciation Fund	1.3	1.4
Fidelity International Discovery Fund	0.9	3.4
Fidelity International Small Cap Fund	0.3	0.0
Fidelity International Small Cap Opportunities Fund	1.0	0.0
Fidelity International Value Fund	0.0*	0.0*
Fidelity Japan Fund	1.3	1.2
Fidelity Nordic Fund	0.2	0.0
Fidelity Overseas Fund	0.0*	0.0*
Fidelity Pacific Basin Fund	0.4	0.0
Spartan International Index Fund Investor Class	10.8	14.3
	21.5	25.1
Fixed-Income Funds
Fidelity Floating Rate High Income Fund	0.7	0.0
Fidelity High Income Fund	1.2	1.0
Fidelity New Markets Income Fund	1.1	1.0
Fidelity Real Estate Income Fund	0.1	0.0
Fidelity U.S. Bond Index Fund	10.9	11.4
	14.0	13.4
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	0.3	0.3

Net Other Assets (Liabilities)	0.0*	0.0*
	100.0	100.0

* Amount represents less than 0.1%

Asset Allocation (% of fund's net assets)
As of June 30, 2010
Domestic Equity Funds	64.2%
International Equity Funds	21.5%
Fixed Income Funds	14.0%
Money Market Funds	0.3%

As of December 31, 2009
Domestic Equity Funds	61.2%
International Equity Funds	25.1%
Fixed Income Funds	13.4%
Money Market Funds	0.3%

Semiannual Report

VIP FundsManager 85% Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 85.7%
	Shares	Value
Domestic Equity Funds - 64.2%
Fidelity 130/30 Large Cap Fund	6,351	$ 38,104
Fidelity Blue Chip Growth Fund	15,645	550,378
Fidelity Contrafund	4,754	263,342
Fidelity Equity-Income Fund	963	34,979
Fidelity Equity-Income II Fund	1,187	17,832
Fidelity Growth Company Fund	38,042	2,462,453
Fidelity Independence Fund	420	7,757
Fidelity Large Cap Stock Fund	339,268	4,746,363
Fidelity Large Cap Value Fund	8,971	80,918
Fidelity Leveraged Company Stock Fund	3,056	66,464
Fidelity Magellan Fund	845	49,703
Fidelity Mega Cap Stock Fund	237,717	1,927,889
Fidelity Mid Cap Value Fund	40,323	511,699
Fidelity Mid-Cap Stock Fund	2,424	54,267
Fidelity Nasdaq Composite Index Fund	18,238	511,402
Fidelity Real Estate Investment Portfolio	110,754	2,354,629
Fidelity Select Air Transportation Portfolio (a)	13,296	453,801
Fidelity Select Automotive Portfolio	10,664	311,818
Fidelity Select Banking Portfolio	208,771	3,336,167
Fidelity Select Biotechnology Portfolio (a)	10,098	611,448
Fidelity Select Brokerage & Investment Management Portfolio	21,790	930,223
Fidelity Select Chemicals Portfolio	14,613	949,237
Fidelity Select Communications Equipment Portfolio	24,394	485,205
Fidelity Select Computers Portfolio (a)	82,756	3,595,728
Fidelity Select Construction & Housing Portfolio	39,403	1,089,485
Fidelity Select Consumer Discretionary Portfolio	174,932	3,262,479
Fidelity Select Consumer Staples Portfolio	176,483	10,142,481
Fidelity Select Defense & Aerospace Portfolio	4,313	261,390
Fidelity Select Electronics Portfolio	17,615	655,632
Fidelity Select Energy Portfolio	235,755	8,812,509
Fidelity Select Energy Service Portfolio	12,885	633,024
Fidelity Select Environmental Portfolio	32,634	474,822
Fidelity Select Financial Services Portfolio	119,664	6,472,651
Fidelity Select Gold Portfolio	47,414	2,237,479
Fidelity Select Health Care Portfolio	22,646	2,330,023
Fidelity Select Industrial Equipment Portfolio	45,762	1,148,631
Fidelity Select Industrials Portfolio	345,736	6,212,874
Fidelity Select Insurance Portfolio	83,634	3,386,345
Fidelity Select IT Services Portfolio (a)	86,804	1,421,851
Fidelity Select Leisure Portfolio	23,619	1,659,734
Fidelity Select Materials Portfolio	10,533	502,720
Fidelity Select Medical Delivery Portfolio (a)	68,846	2,855,749
Fidelity Select Medical Equipment & Systems Portfolio (a)	83,851	1,978,895
Fidelity Select Multimedia Portfolio	37,282	1,259,000

	Shares	Value
Fidelity Select Natural Resources Portfolio	8,486	$ 211,483
Fidelity Select Pharmaceuticals Portfolio	407,667	4,276,426
Fidelity Select Retailing Portfolio	43,892	1,789,902
Fidelity Select Software & Computer Services Portfolio (a)	57,338	3,885,811
Fidelity Select Technology Portfolio (a)	74,283	5,233,998
Fidelity Select Telecommunications Portfolio	56,964	2,135,026
Fidelity Select Transportation Portfolio	38,889	1,722,387
Fidelity Select Utilities Portfolio	30,205	1,270,421
Fidelity Series Commodity Strategy Fund	885	8,796
Fidelity Small Cap Growth Fund (a)	70,278	854,576
Fidelity Small Cap Stock Fund (a)	3,372	50,958
Fidelity Small Cap Value Fund	113,970	1,443,997
Fidelity Telecom and Utilities Fund	237,752	3,197,762
Fidelity Value Discovery Fund	574	6,877
Spartan 500 Index Fund Investor Class	107,669	3,946,079
Spartan Extended Market Index Fund Investor Class	181	5,391
Spartan Total Market Index Fund Investor Class	63,032	1,870,172
VIP Mid Cap Portfolio Investor Class	26,861	692,473
TOTAL DOMESTIC EQUITY FUNDS		113,752,115
International Equity Funds - 21.5%
Fidelity Canada Fund	37,857	1,773,236
Fidelity China Region Fund	4,906	126,881
Fidelity Diversified International Fund	198,844	4,831,920
Fidelity Emerging Markets Fund	125,694	2,608,143
Fidelity International Capital Appreciation Fund	222,996	2,236,648
Fidelity International Discovery Fund	61,214	1,608,096
Fidelity International Small Cap Fund	34,015	561,596
Fidelity International Small Cap Opportunities Fund	219,461	1,777,633
Fidelity International Value Fund	6,039	40,463
Fidelity Japan Fund	239,231	2,308,578
Fidelity Nordic Fund	16,684	424,616
Fidelity Overseas Fund	321	8,358
Fidelity Pacific Basin Fund	30,456	622,212
Spartan International Index Fund Investor Class	666,102	19,130,446
TOTAL INTERNATIONAL EQUITY FUNDS		38,058,826
TOTAL EQUITY FUNDS (Cost $144,396,120)		151,810,941
Fixed-Income Funds - 14.0%

Fidelity Floating Rate High Income Fund	139,740	1,312,161
Fidelity High Income Fund	260,914	2,199,507
Fidelity New Markets Income Fund	122,033	1,861,010
Fixed-Income Funds - continued
	Shares	Value
Fidelity Real Estate Income Fund	21,780	$ 210,614
Fidelity U.S. Bond Index Fund	1,686,204	19,323,903
TOTAL FIXED-INCOME FUNDS (Cost $23,380,837)		24,907,195
Money Market Funds - 0.3%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $512,124)	512,124	512,124
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $168,289,081)		177,230,260
NET OTHER ASSETS (LIABILITIES) - 0.0%		(31,066)
NET ASSETS - 100%		$ 177,199,194
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $67,542,450 of which $22,994,541 and $44,547,909 will expire on December 31, 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $168,289,081) - See accompanying schedule		$ 177,230,260
Cash		9
Receivable for investments sold		376,206
Receivable for fund shares sold		567
Total assets		177,607,042

Liabilities
Payable for investments purchased	$ 532
Payable for fund shares redeemed	376,242
Accrued management fee	30,918
Distribution fees payable	156
Total liabilities		407,848

Net Assets		$ 177,199,194
Net Assets consist of:
Paid in capital		$ 235,669,265
Undistributed net investment income		441,944
Accumulated undistributed net realized gain (loss) on investments		(67,853,194)
Net unrealized appreciation (depreciation) on investments		8,941,179
Net Assets		$ 177,199,194

Statement of Assets and Liabilities - continued

June 30, 2010 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($84,915 ÷ 11,230 shares)	$ 7.56

Service Class 2: Net Asset Value, offering price and redemption price per share ($1,221,244 ÷ 161,930 shares)	$ 7.54

Investor Class: Net Asset Value, offering price and redemption price per share ($175,893,035 ÷ 23,250,086 shares)	$ 7.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 610,145

Expenses
Management fee	$ 233,835
Distribution fees	1,383
Independent trustees' compensation	316
Total expenses before reductions	235,534
Expense reductions	(47,418)	188,116
Net investment income (loss)		422,029
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	1,113,539
Capital gain distributions from underlying funds	133,956	1,247,495
Change in net unrealized appreciation (depreciation) on underlying funds		(13,383,213)
Net gain (loss)		(12,135,718)
Net increase (decrease) in net assets resulting from operations		$ (11,713,689)

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 422,029	$ 2,139,971
Net realized gain (loss)	1,247,495	(30,922,006)
Change in net unrealized appreciation (depreciation)	(13,383,213)	65,058,238
Net increase (decrease) in net assets resulting from operations	(11,713,689)	36,276,203
Distributions to shareholders from net investment income	-	(2,120,056)
Distributions to shareholders from net realized gain	(113,911)	(245,543)
Total distributions	(113,911)	(2,365,599)
Share transactions - net increase (decrease)	7,565,543	26,583,560
Total increase (decrease) in net assets	(4,262,057)	60,494,164

Net Assets
Beginning of period	181,461,251	120,967,087
End of period (including undistributed net investment income of $441,944 and undistributed net investment income of $19,915, respectively)	$ 177,199,194	$ 181,461,251

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 6.32	$ 10.76	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.11	.13	.17	.17
Net realized and unrealized gain (loss)	(.47)	1.70	(4.14)	.74	.74
Total from investment operations	(.45)	1.81	(4.01)	.91	.91
Distributions from net investment income	-	(.10)	(.13)	(.13)	(.08)
Distributions from net realized gain	(.01)	(.01)	(.30)	(.74)	(.11)
Total distributions	(.01)	(.11)	(.43) I	(.87)	(.19)
Net asset value, end of period	$ 7.56	$ 8.02	$ 6.32	$ 10.76	$ 10.72
Total Return B, C, D	(5.67)%	28.56%	(38.14)%	8.52%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%	.35%	.35%	.35% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income (loss)	.45% A	1.53%	1.52%	1.48%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85	$ 112	$ 62	$ 118	$ 109
Portfolio turnover rate	34% A	66%	92%	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.43 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

Financial Highlights - Service Class 2

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.00	$ 6.32	$ 10.76	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.10	.11	.15	.16
Net realized and unrealized gain (loss)	(.46)	1.68	(4.13)	.74	.74
Total from investment operations	(.45)	1.78	(4.02)	.89	.90
Distributions from net investment income	-	(.09)	(.12)	(.11)	(.07)
Distributions from net realized gain	(.01)	(.01)	(.30)	(.74)	(.11)
Total distributions	(.01)	(.10)	(.42) I	(.85)	(.18)
Net asset value, end of period	$ 7.54	$ 8.00	$ 6.32	$ 10.76	$ 10.72
Total Return B, C, D	(5.69)%	28.17%	(38.19)%	8.36%	8.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.35% A	.35%	.35%	.35%	.35% A
Expenses net of all reductions	.35% A	.35%	.35%	.35%	.35% A
Net investment income (loss)	.30% A	1.38%	1.37%	1.33%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,221	$ 886	$ 254	$ 118	$ 109
Portfolio turnover rate	34% A	66%	92%	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.42 per share is comprised of distributions from net investment income of $.121 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.02	$ 6.32	$ 10.77	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.11	.13	.17	.17
Net realized and unrealized gain (loss)	(.46)	1.70	(4.15)	.75	.74
Total from investment operations	(.44)	1.81	(4.02)	.92	.91
Distributions from net investment income	-	(.10)	(.13)	(.13)	(.08)
Distributions from net realized gain	(.01)	(.01)	(.30)	(.74)	(.11)
Total distributions	(.01)	(.11)	(.43) I	(.87)	(.19)
Net asset value, end of period	$ 7.57	$ 8.02	$ 6.32	$ 10.77	$ 10.72
Total Return B, C, D	(5.55)%	28.56%	(38.20)%	8.63%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.20% A	.20%	.20%	.20%	.20% A
Expenses net of all reductions	.20% A	.20%	.20%	.20%	.20% A
Net investment income (loss)	.45% A	1.53%	1.52%	1.48%	2.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 175,893	$ 180,463	$ 120,650	$ 176,456	$ 72,095
Portfolio turnover rate	34% A	66%	92%	104%	111% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 13, 2006 (commencement of operations) to December 31, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.43 per share is comprised of distributions from net investment income of $.126 and distributions from net realized gain of $.300 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 60% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products Fund V. Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, fixed income, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Investor Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
VIP FundsManager 20% Portfolio	$ 311,839,499	$ 13,912,406	$ (3,928,089)	$ 9,984,317
VIP FundsManager 50% Portfolio	520,279,051	43,870,630	(19,839,860)	24,030,770
VIP FundsManager 60% Portfolio	1,516,669,173	139,708,256	(54,750,760)	84,957,496
VIP FundsManager 70% Portfolio	435,051,408	38,892,251	(26,597,022)	12,295,229
VIP FundsManager 85% Portfolio	168,586,097	19,036,282	(10,392,119)	8,644,163

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	74,194,568	23,483,102
VIP FundsManager 50% Portfolio	74,449,090	36,101,087
VIP FundsManager 60% Portfolio	576,150,649	74,147,727
VIP FundsManager 70% Portfolio	64,327,953	42,529,654
VIP FundsManager 85% Portfolio	39,623,592	31,614,567

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services each fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of ..25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee, thereby limiting each fund's management fee to an annual rate of 0.20% of average net assets, until April 30, 2011.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 32	$ 476	$ 508
VIP FundsManager 50% Portfolio	36	987	1,023
VIP FundsManager 60% Portfolio	26	115	141
VIP FundsManager 70% Portfolio	34	2,221	2,255
VIP FundsManager 85% Portfolio	52	1,331	1,383

Semiannual Report

5. Expense Reductions.

Strategic Advisers contractually agreed to limit each funds' management fee to an annual rate of 0.20% of each funds' average net assets until April 30, 2011. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$ 75,789
VIP FundsManager 50% Portfolio	136,849
VIP FundsManager 60% Portfolio	346,760
VIP FundsManager 70% Portfolio	116,521
VIP FundsManager 85% Portfolio	46,832

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each fund's Service class and Service Class 2. During the period, this reimbursement reduced each fund's Service class and Service class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 32
Service Class 2	190
VIP FundsManager 50% Portfolio
Service Class	36
Service Class 2	398
VIP FundsManager 60% Portfolio
Service Class	26
Service Class 2	44
VIP FundsManager 70% Portfolio
Service Class	34
Service Class 2	893
VIP FundsManager 85% Portfolio
Service Class	52
Service Class 2	534

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2010	Year ended December 31, 2009
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ -	$ 965
Service Class 2	-	4,885
Investor Class	-	4,250,965
Total	$ -	$ 4,256,815
From net realized gain
Service Class	$ -	$ 36
Service Class 2	-	189
Investor Class	-	158,421
Total	$ -	$ 158,646
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$ -	$ 930
Service Class 2	-	8,449
Investor Class	-	8,306,903
Total	$ -	$ 8,316,282
From net realized gain
Service Class	$ -	$ 62
Service Class 2	-	595
Investor Class	-	557,510
Total	$ -	$ 558,167

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended June 30, 2010	Year ended December 31, 2009
VIP FundsManager 60% Portfolio
From net investment income
Service Class	$ -	$ 772
Service Class 2	-	1,144
Investor Class	-	17,218,833
Total	$ -	$ 17,220,749
From net realized gain
Service Class	$ -	$ 69
Service Class 2	-	111
Investor Class	-	1,541,985
Total	$ -	$ 1,542,165
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$ -	$ 954
Service Class 2	-	19,060
Investor Class	-	6,246,398
Total	$ -	$ 6,266,412
From net realized gain
Service Class	$ -	$ 79
Service Class 2	-	1,687
Investor Class	-	520,533
Total	$ -	$ 522,299
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$ -	$ 1,310
Service Class 2	-	9,829
Investor Class	-	2,108,917
Total	$ -	$ 2,120,056
From net realized gain
Service Class	$ 67	$ 152
Service Class 2	570	1,201
Investor Class	113,274	244,190
Total	$ 113,911	$ 245,543

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
VIP FundsManager 20% Portfolio
Service Class
Shares sold	394	978	$ 3,975	$ 9,382
Reinvestment of distributions	-	99	-	1,001
Shares redeemed	(260)	(4,477)	(2,649)	(42,902)
Net increase (decrease)	134	(3,400)	$ 1,326	$ (32,519)
Service Class 2
Shares sold	20,602	45,211	$ 209,826	$ 452,984
Reinvestment of distributions	-	503	-	5,074
Shares redeemed	(18,475)	(13,023)	(186,277)	(128,156)
Net increase (decrease)	2,127	32,691	$ 23,549	$ 329,902

Semiannual Report

7. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
Investor Class
Shares sold	5,669,755	11,891,398	$ 57,768,728	$ 116,489,148
Reinvestment of distributions	-	437,439	-	4,409,386
Shares redeemed	(934,319)	(1,934,550)	(9,549,377)	(18,161,417)
Net increase (decrease)	4,735,436	10,394,287	$ 48,219,351	$ 102,737,117
VIP FundsManager 50% Portfolio
Service Class
Shares sold	5,202	454	$ 48,530	$ 3,627
Reinvestment of distributions	-	108	-	992
Shares redeemed	(2,548)	(3,965)	(22,986)	(32,043)
Net increase (decrease)	2,654	(3,403)	$ 25,544	$ (27,424)
Service Class 2
Shares sold	58,149	56,741	$ 542,691	$ 491,928
Reinvestment of distributions	-	989	-	9,044
Shares redeemed	(4,610)	(27,505)	(42,366)	(222,177)
Net increase (decrease)	53,539	30,225	$ 500,325	$ 278,795
Investor Class
Shares sold	5,864,423	16,534,289	$ 54,398,798	$ 139,580,121
Reinvestment of distributions	-	968,788	-	8,864,413
Shares redeemed	(2,188,142)	(3,370,095)	(20,275,007)	(25,453,963)
Net increase (decrease)	3,676,281	14,132,982	$ 34,123,791	$ 122,990,571
VIP FundsManager 60% Portfolio
Service Class
Shares sold	113	478	$ 1,002	$ 3,601
Reinvestment of distributions	-	95	-	841
Shares redeemed	(45)	(3,590)	(407)	(27,407)
Net increase (decrease)	68	(3,017)	$ 595	$ (22,965)
Service Class 2
Shares sold	2,227	2,609	$ 19,982	$ 23,283
Reinvestment of distributions	-	141	-	1,255
Shares redeemed	(8)	(3,710)	(73)	(28,584)
Net increase (decrease)	2,219	(960)	$ 19,909	$ (4,046)
Investor Class
Shares sold	58,656,953	51,668,258	$ 524,637,030	$ 378,354,498
Reinvestment of distributions	-	2,115,087	-	18,760,818
Shares redeemed	(3,453,666)	(3,393,129)	(30,830,609)	(27,044,136)
Net increase (decrease)	55,203,287	50,390,216	$ 493,806,421	$ 370,071,180
VIP FundsManager 70% Portfolio
Service Class
Shares sold	45	2,046	$ 380	$ 16,601
Reinvestment of distributions	-	122	-	1,033
Shares redeemed	(1,212)	(3,960)	(9,879)	(28,297)
Net increase (decrease)	(1,167)	(1,792)	$ (9,499)	$ (10,663)
Service Class 2
Shares sold	80,416	152,449	$ 683,081	$ 1,136,136
Reinvestment of distributions	-	2,452	-	20,747
Shares redeemed	(2,225)	(13,185)	(18,870)	(90,944)
Net increase (decrease)	78,191	141,716	$ 664,211	$ 1,065,939
Investor Class
Shares sold	4,719,539	9,719,700	$ 40,587,255	$ 74,393,886
Reinvestment of distributions	-	798,929	-	6,766,931
Shares redeemed	(2,541,783)	(4,438,759)	(21,595,812)	(30,831,603)
Net increase (decrease)	2,177,756	6,079,870	$ 18,991,443	$ 50,329,214

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2010	Year ended December 31, 2009	Six months ended June 30, 2010	Year ended December 31, 2009
VIP FundsManager 85% Portfolio
Service Class
Shares sold	555	10,810	$ 4,527	$ 71,154
Reinvestment of distributions	9	181	67	1,462
Shares redeemed	(3,311)	(6,861)	(26,816)	(48,740)
Net increase (decrease)	(2,747)	4,130	$ (22,222)	$ 23,876
Service Class 2
Shares sold	64,324	85,708	$ 527,373	$ 619,194
Reinvestment of distributions	74	1,367	570	11,030
Shares redeemed	(13,190)	(16,653)	(107,469)	(102,557)
Net increase (decrease)	51,208	70,422	$ 420,474	$ 527,667
Investor Class
Shares sold	3,095,355	6,302,037	$ 25,718,689	$ 43,671,055
Reinvestment of distributions	14,597	290,866	113,274	2,353,107
Shares redeemed	(2,351,377)	(3,180,587)	(18,664,672)	(19,992,145)
Net increase (decrease)	758,575	3,412,316	$ 7,167,291	$ 26,032,017

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following VIP FundsManager Portfolios were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	VIP FundsManager 60% Portfolio
Fidelity Select Consumer Discretionary Portfolio	23%
Fidelity Select Industrials Portfolio	12%
Fidelity Select Insurance Portfolio	12%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

% of shares held
Fidelity Select Consumer Discretionary Portfolio	34%
Fidelity Select Industrials Portfolio	23%
Fidelity Select Insurance Portfolio	23%

In addition, at the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %
VIP FundsManager 20% Portfolio	99%
VIP FundsManager 50% Portfolio	99%
VIP FundsManager 60% Portfolio	69%
VIP FundsManager 70% Portfolio	99%
VIP FundsManager 85% Portfolio	99%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPFM-SANN-0810
1.833444.104

Fidelity® Variable Insurance Products:
Investor Freedom® Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investor Freedom Income Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Investor Freedom 2005 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Investor Freedom 2010 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Investor Freedom 2015 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Investor Freedom 2020 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Investor Freedom 2025 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Investor Freedom 2030 Portfolio	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2010	Ending Account Value June 30, 2010	Expenses Paid During Period* January 1, 2010 to June 30, 2010
VIP Investor Freedom Income	.00%
Actual		$ 1,000.00	$ 1,010.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2005	.00%
Actual		$ 1,000.00	$ 990.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2010	.00%
Actual		$ 1,000.00	$ 986.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2015	.00%
Actual		$ 1,000.00	$ 985.20	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2020	.00%
Actual		$ 1,000.00	$ 974.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2025	.00%
Actual		$ 1,000.00	$ 965.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2030	.00%
Actual		$ 1,000.00	$ 958.70	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	2.6	3.3
VIP Equity-Income Portfolio Investor Class	3.0	3.7
VIP Growth & Income Portfolio Investor Class	3.0	3.7
VIP Growth Portfolio Investor Class	3.0	3.8
VIP Mid Cap Portfolio Investor Class	1.1	1.3
VIP Value Portfolio Investor Class	2.6	3.3
VIP Value Strategies Portfolio Investor Class	1.1	1.4
	16.4	20.5
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	3.1	0.0
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	0.3	0.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	35.1	34.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	40.1	39.7
Net Other Assets
Net Other Assets*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	16.4%
Developed International Equity Funds	3.1%
Emerging Markets Equity Funds	0.3%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.1%
Short-Term Funds	40.1%

Six months ago
Domestic Equity Funds	20.5%
Investment Grade Bond Funds	34.7%
High Yield Bond Funds	5.1%
Short-Term Funds	39.7%

Expected
Domestic Equity Funds	14.6%
Developed International Equity Funds	4.6%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.0%
Short-Term Funds	40.0%

The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 16.4%
	Shares	Value
Domestic Equity Funds - 16.4%
VIP Contrafund Portfolio Investor Class	39,477	$ 757,174
VIP Equity-Income Portfolio Investor Class	56,635	880,675
VIP Growth & Income Portfolio Investor Class	86,719	881,064
VIP Growth Portfolio Investor Class	31,001	881,676
VIP Mid Cap Portfolio Investor Class	12,265	316,196
VIP Value Portfolio Investor Class	83,576	756,363
VIP Value Strategies Portfolio Investor Class	41,811	315,672
TOTAL DOMESTIC EQUITY FUNDS (Cost $5,992,873)		4,788,820
International Equity Funds - 3.4%

Developed International Equity Funds - 3.1%
VIP Overseas Portfolio Investor Class R	70,592	915,577
Emerging Markets Equity Funds - 0.3%
VIP Emerging Markets Portfolio Investor Class R	11,199	87,467
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,055,857)		1,003,044
Bond Funds - 40.1%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	268,019	1,460,702
Investment Grade Bond Funds - 35.1%
VIP Investment Grade Bond Portfolio Investor Class	780,838	10,252,404
TOTAL BOND FUNDS (Cost $11,302,266)		11,713,106
Short-Term Funds - 40.1%

VIP Money Market Portfolio Investor Class (Cost $11,708,631)	11,708,631	11,708,631
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $30,059,627)	29,213,601
NET OTHER ASSETS (LIABILITIES) - 0.0%	(78)
NET ASSETS - 100%	$ 29,213,523
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $30,059,627) - See accompanying schedule		$ 29,213,601
Cash		44
Receivable for investments sold		221
Total assets		29,213,866

Liabilities
Payable for investments purchased	$ 123
Payable for fund shares redeemed	220
Total liabilities		343

Net Assets		$ 29,213,523
Net Assets consist of:
Paid in capital		$ 30,162,561
Undistributed net investment income		15,850
Accumulated undistributed net realized gain (loss) on investments		(118,862)
Net unrealized appreciation (depreciation) on investments		(846,026)
Net Assets, for 2,908,808 shares outstanding		$ 29,213,523
Net Asset Value, offering price and redemption price per share ($29,213,523 ÷ 2,908,808 shares)		$ 10.04

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 15,850

Expenses
Independent trustees' compensation	$ 47
Total expenses before reductions	47
Expense reductions	(47)	0
Net investment income (loss)		15,850
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	41,609
Capital gain distributions from underlying funds	1,485	43,094
Change in net unrealized appreciation (depreciation) on underlying funds		218,098
Net gain (loss)		261,192
Net increase (decrease) in net assets resulting from operations		$ 277,042

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,850	$ 821,415
Net realized gain (loss)	43,094	259,629
Change in net unrealized appreciation (depreciation)	218,098	1,652,529
Net increase (decrease) in net assets resulting from operations	277,042	2,733,573
Distributions to shareholders from net investment income	-	(825,260)
Distributions to shareholders from net realized gain	(41,485)	(324,704)
Total distributions	(41,485)	(1,149,964)
Share transactions Proceeds from sales of shares	5,383,695	10,383,033
Reinvestment of distributions	41,485	1,149,964
Cost of shares redeemed	(1,821,446)	(5,013,877)
Net increase (decrease) in net assets resulting from share transactions	3,603,734	6,519,120
Total increase (decrease) in net assets	3,839,291	8,102,729

Net Assets
Beginning of period	25,374,232	17,271,503
End of period (including undistributed net investment income of $15,850 and $0, respectively)	$ 29,213,523	$ 25,374,232
Other Information Shares
Sold	534,402	1,063,280
Issued in reinvestment of distributions	4,182	117,862
Redeemed	(179,429)	(529,653)
Net increase (decrease)	359,155	651,489

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.95	$ 9.10	$ 10.79	$ 10.78	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.01	.40	.34	.42	.35	.16
Net realized and unrealized gain (loss)	.10	.94	(1.47)	.22	.34	(.02)
Total from investment operations	.11	1.34	(1.13)	.64	.69	.14
Distributions from net investment income	-	(.33)	(.37)	(.58)	(.05)	-
Distributions from net realized gain	(.02)	(.16)	(.19)	(.06)	-	-
Total distributions	(.02)	(.49)	(.56)	(.63) I	(.05)	-
Net asset value, end of period	$ 10.04	$ 9.95	$ 9.10	$ 10.79	$ 10.78	$ 10.14
Total Return B, C, D	1.06%	14.85%	(10.55)%	6.08%	6.83%	1.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.11% A	4.12%	3.33%	3.90%	3.39%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29,214	$ 25,374	$ 17,272	$ 20,090	$ 11,177	$ 2,936
Portfolio turnover rate	24% A	30%	53%	38%	40%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. I Total distributions of $.630 per share is comprised of distributions from net investment income of $.575 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.3	6.1
VIP Equity-Income Portfolio Investor Class	6.1	7.0
VIP Growth & Income Portfolio Investor Class	6.2	7.0
VIP Growth Portfolio Investor Class	6.2	7.1
VIP Mid Cap Portfolio Investor Class	2.2	2.5
VIP Value Portfolio Investor Class	5.3	6.2
VIP Value Strategies Portfolio Investor Class	2.2	2.6
	33.5	38.5
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	9.0	7.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	0.8	0.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.0
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	31.9	32.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	19.8	16.8
Net Other Assets
Net Other Assets*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	33.5%
Developed International Equity Funds	9.0%
Emerging Markets Equity Funds	0.8%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	31.9%
Short-Term Funds	19.8%

Six months ago
Domestic Equity Funds	38.5%
Developed International Equity Funds	7.6%
Investment Grade Bond Funds	32.1%
High Yield Bond Funds	5.0%
Short-Term Funds	16.8%

Expected
Domestic Equity Funds	30.8%
Developed International Equity Funds	9.5%
Emerging Markets Equity Funds	1.7%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	31.2%
Short-Term Funds	21.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Domestic Equity Funds - 33.5%
VIP Contrafund Portfolio Investor Class	26,552	$ 509,261
VIP Equity-Income Portfolio Investor Class	38,052	591,705
VIP Growth & Income Portfolio Investor Class	58,264	591,967
VIP Growth Portfolio Investor Class	20,829	592,378
VIP Mid Cap Portfolio Investor Class	8,243	212,499
VIP Value Portfolio Investor Class	56,212	508,715
VIP Value Strategies Portfolio Investor Class	28,099	212,146
TOTAL DOMESTIC EQUITY FUNDS (Cost $4,312,748)		3,218,671
International Equity Funds - 9.8%

Developed International Equity Funds - 9.0%
VIP Overseas Portfolio Investor Class R	66,552	863,178
Emerging Markets Equity Funds - 0.8%
VIP Emerging Markets Portfolio Investor Class R	10,594	82,736
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,298,935)		945,914
Bond Funds - 36.9%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	88,438	481,987
Investment Grade Bond Funds - 31.9%
VIP Investment Grade Bond Portfolio Investor Class	233,529	3,066,239
TOTAL BOND FUNDS (Cost $3,410,589)		3,548,226
Short-Term Funds - 19.8%

VIP Money Market Portfolio Investor Class (Cost $1,906,637)	1,906,637	1,906,637
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $10,928,909)	9,619,448
NET OTHER ASSETS (LIABILITIES) - 0.0%	(20)
NET ASSETS - 100%	$ 9,619,428
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $10,928,909) - See accompanying schedule		$ 9,619,448
Receivable for investments sold		3,536
Total assets		9,622,984

Liabilities
Payable to custodian bank	$ 2
Payable for investments purchased	21
Payable for fund shares redeemed	3,533
Total liabilities		3,556

Net Assets		$ 9,619,428
Net Assets consist of:
Paid in capital		$ 10,974,185
Undistributed net investment income		4,312
Accumulated undistributed net realized gain (loss) on investments		(49,608)
Net unrealized appreciation (depreciation) on investments		(1,309,461)
Net Assets, for 1,055,962 shares outstanding		$ 9,619,428
Net Asset Value, offering price and redemption price per share ($9,619,428 ÷ 1,055,962 shares)		$ 9.11

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 4,312

Expenses
Independent trustees' compensation	$ 17
Total expenses before reductions	17
Expense reductions	(17)	0
Net investment income (loss)		4,312
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	47,865
Capital gain distributions from underlying funds	1,016	48,881
Change in net unrealized appreciation (depreciation) on underlying funds		(185,265)
Net gain (loss)		(136,384)
Net increase (decrease) in net assets resulting from operations		$ (132,072)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,312	$ 319,887
Net realized gain (loss)	48,881	48,273
Change in net unrealized appreciation (depreciation)	(185,265)	1,146,173
Net increase (decrease) in net assets resulting from operations	(132,072)	1,514,333
Distributions to shareholders from net investment income	-	(320,414)
Distributions to shareholders from net realized gain	(15,914)	(123,688)
Total distributions	(15,914)	(444,102)
Share transactions Proceeds from sales of shares	2,889,800	3,903,178
Reinvestment of distributions	15,914	444,101
Cost of shares redeemed	(2,536,102)	(3,057,467)
Net increase (decrease) in net assets resulting from share transactions	369,612	1,289,812
Total increase (decrease) in net assets	221,626	2,360,043

Net Assets
Beginning of period	9,397,802	7,037,759
End of period (including undistributed net investment income of $4,312 and $0, respectively)	$ 9,619,428	$ 9,397,802
Other Information Shares
Sold	306,531	451,085
Issued in reinvestment of distributions	1,753	51,238
Redeemed	(272,339)	(372,396)
Net increase (decrease)	35,945	129,927

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.21	$ 7.91	$ 11.53	$ 11.17	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.35	.32	.35	.26	.10
Net realized and unrealized gain (loss)	(.08)	1.41	(3.00)	.59	.73	.14
Total from investment operations	(.08)	1.76	(2.68)	.94	.99	.24
Distributions from net investment income	-	(.33)	(.30)	(.46)	(.06)	-
Distributions from net realized gain	(.02)	(.14)	(.64)	(.12)	-	-
Total distributions	(.02)	(.46) J	(.94)	(.58)	(.06)	-
Net asset value, end of period	$ 9.11	$ 9.21	$ 7.91	$ 11.53	$ 11.17	$ 10.24
Total Return B, C, D	(.92)%	22.71%	(23.91)%	8.55%	9.72%	2.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.09% A	4.12%	3.19%	3.02%	2.47%	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,619	$ 9,398	$ 7,038	$ 8,568	$ 4,851	$ 2,019
Portfolio turnover rate	70% A	47%	40%	53%	55%	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share. J Total distributions of $.46 per share is comprised of distributions from net investment income of $.325 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.9	6.5
VIP Equity-Income Portfolio Investor Class	6.9	7.4
VIP Growth & Income Portfolio Investor Class	6.9	7.5
VIP Growth Portfolio Investor Class	6.9	7.6
VIP Mid Cap Portfolio Investor Class	2.5	2.6
VIP Value Portfolio Investor Class	5.9	6.5
VIP Value Strategies Portfolio Investor Class	2.5	2.7
	37.5	40.8
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	11.0	9.9
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.0	0.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.0	5.1
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	35.1	33.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	10.4	10.3
Net Other Assets
Net Other Assets*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	37.5%
Developed International Equity Funds	11.0%
Emerging Markets Equity Funds	1.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	35.1%
Short-Term Funds	10.4%

Six months ago
Domestic Equity Funds	40.8%
Developed International Equity Funds	9.9%
Investment Grade Bond Funds	33.9%
High Yield Bond Funds	5.1%
Short-Term Funds	10.3%

Expected
Domestic Equity Funds	36.3%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.0%
Investment Grade Bond Funds	34.8%
Short-Term Funds	10.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.5%
	Shares	Value
Domestic Equity Funds - 37.5%
VIP Contrafund Portfolio Investor Class	149,539	$ 2,868,166
VIP Equity-Income Portfolio Investor Class	214,524	3,335,853
VIP Growth & Income Portfolio Investor Class	328,477	3,337,330
VIP Growth Portfolio Investor Class	117,428	3,339,647
VIP Mid Cap Portfolio Investor Class	46,556	1,200,222
VIP Value Portfolio Investor Class	316,585	2,865,094
VIP Value Strategies Portfolio Investor Class	158,706	1,198,233
TOTAL DOMESTIC EQUITY FUNDS (Cost $26,308,219)		18,144,545
International Equity Funds - 12.0%

Developed International Equity Funds - 11.0%
VIP Overseas Portfolio Investor Class R	409,609	5,312,628
Emerging Markets Equity Funds - 1.0%
VIP Emerging Markets Portfolio Investor Class R	65,132	508,680
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,590,191)		5,821,308
Bond Funds - 40.1%

High Yield Bond Funds - 5.0%
VIP High Income Portfolio Investor Class	445,346	2,427,137
Investment Grade Bond Funds - 35.1%
VIP Investment Grade Bond Portfolio Investor Class	1,293,763	16,987,104
TOTAL BOND FUNDS (Cost $18,935,420)		19,414,241
Short-Term Funds - 10.4%

VIP Money Market Portfolio Investor Class (Cost $5,034,068)	5,034,068	5,034,068
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $58,867,898)	48,414,162
NET OTHER ASSETS (LIABILITIES) - 0.0%	(51)
NET ASSETS - 100%	$ 48,414,111
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At December 31, 2009, the Fund had a capital loss carryforward of approximately $221,966 all of which will expire on December 31, 2017. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $58,867,898) - See accompanying schedule		$ 48,414,162
Cash		6
Receivable for investments sold		12,976
Total assets		48,427,144

Liabilities
Payable for investments purchased	$ 55
Payable for fund shares redeemed	12,978
Total liabilities		13,033

Net Assets		$ 48,414,111
Net Assets consist of:
Paid in capital		$ 59,558,036
Undistributed net investment income		19,934
Accumulated undistributed net realized gain (loss) on investments		(710,123)
Net unrealized appreciation (depreciation) on investments		(10,453,736)
Net Assets, for 5,366,111 shares outstanding		$ 48,414,111
Net Asset Value, offering price and redemption price per share ($48,414,111 ÷ 5,366,111 shares)		$ 9.02

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 19,934

Expenses
Independent trustees' compensation	$ 83
Total expenses before reductions	83
Expense reductions	(83)	0
Net investment income (loss)		19,934
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(93,790)
Capital gain distributions from underlying funds	5,285	(88,505)
Change in net unrealized appreciation (depreciation) on underlying funds		(647,780)
Net gain (loss)		(736,285)
Net increase (decrease) in net assets resulting from operations		$ (716,351)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,934	$ 1,770,049
Net realized gain (loss)	(88,505)	367,370
Change in net unrealized appreciation (depreciation)	(647,780)	6,909,808
Net increase (decrease) in net assets resulting from operations	(716,351)	9,047,227
Distributions to shareholders from net investment income	-	(1,753,497)
Distributions to shareholders from net realized gain	-	(622,106)
Total distributions	-	(2,375,603)
Share transactions Proceeds from sales of shares	5,168,439	7,875,090
Reinvestment of distributions	-	2,375,602
Cost of shares redeemed	(3,709,344)	(10,455,534)
Net increase (decrease) in net assets resulting from share transactions	1,459,095	(204,842)
Total increase (decrease) in net assets	742,744	6,466,782

Net Assets
Beginning of period	47,671,367	41,204,585
End of period (including undistributed net investment income of $19,934 and $0, respectively)	$ 48,414,111	$ 47,671,367
Other Information Shares
Sold	552,883	908,844
Issued in reinvestment of distributions	-	275,332
Redeemed	(400,152)	(1,275,197)
Net increase (decrease)	152,731	(91,021)

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.14	$ 7.77	$ 11.56	$ 11.19	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.35	.30	.33	.24	.13
Net realized and unrealized gain (loss)	(.12)	1.49	(3.12)	.62	.73	.13
Total from investment operations	(.12)	1.84	(2.82)	.95	.97	.26
Distributions from net investment income	-	(.35)	(.33)	(.44)	(.04)	-
Distributions from net realized gain	-	(.12)	(.64)	(.14)	-	-
Total distributions	-	(.47)	(.97)	(.58)	(.04)	-
Net asset value, end of period	$ 9.02	$ 9.14	$ 7.77	$ 11.56	$ 11.19	$ 10.26
Total Return B, C, D	(1.31)%	24.09%	(24.99)%	8.63%	9.49%	2.60%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.08% A	4.18%	3.01%	2.90%	2.29%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 48,414	$ 47,671	$ 41,205	$ 57,197	$ 31,460	$ 9,992
Portfolio turnover rate	32% A	28%	40%	14%	29%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.1	6.7
VIP Equity-Income Portfolio Investor Class	7.1	7.7
VIP Growth & Income Portfolio Investor Class	7.1	7.7
VIP Growth Portfolio Investor Class	7.1	7.9
VIP Mid Cap Portfolio Investor Class	2.6	2.8
VIP Value Portfolio Investor Class	6.1	6.8
VIP Value Strategies Portfolio Investor Class	2.5	2.8
	38.6	42.4
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	11.3	10.3
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.1	0.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	5.1	5.3
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	34.6	33.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	9.3	8.6
Net Other Assets
Net Other Assets*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	38.6%
Developed International Equity Funds	11.3%
Emerging Markets Equity Funds	1.1%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.6%
Short-Term Funds	9.3%

Six months ago
Domestic Equity Funds	42.4%
Developed International Equity Funds	10.3%
Investment Grade Bond Funds	33.4%
High Yield Bond Funds	5.3%
Short-Term Funds	8.6%

Expected
Domestic Equity Funds	37.3%
Developed International Equity Funds	11.6%
Emerging Markets Equity Funds	2.0%
High Yield Bond Funds	5.1%
Investment Grade Bond Funds	34.6%
Short-Term Funds	9.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.6%
	Shares	Value
Domestic Equity Funds - 38.6%
VIP Contrafund Portfolio Investor Class	184,753	$ 3,543,568
VIP Equity-Income Portfolio Investor Class	265,054	4,121,582
VIP Growth & Income Portfolio Investor Class	405,847	4,123,409
VIP Growth Portfolio Investor Class	145,087	4,126,276
VIP Mid Cap Portfolio Investor Class	57,400	1,479,773
VIP Value Portfolio Investor Class	391,134	3,539,767
VIP Value Strategies Portfolio Investor Class	195,671	1,477,317
TOTAL DOMESTIC EQUITY FUNDS (Cost $31,577,305)		22,411,692
International Equity Funds - 12.4%

Developed International Equity Funds - 11.3%
VIP Overseas Portfolio Investor Class R	507,282	6,579,443
Emerging Markets Equity Funds - 1.1%
VIP Emerging Markets Portfolio Investor Class R	81,082	633,254
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $10,260,771)		7,212,697
Bond Funds - 39.7%

High Yield Bond Funds - 5.1%
VIP High Income Portfolio Investor Class	545,816	2,974,695
Investment Grade Bond Funds - 34.6%
VIP Investment Grade Bond Portfolio Investor Class	1,528,851	20,073,816
TOTAL BOND FUNDS (Cost $22,346,815)		23,048,511
Short-Term Funds - 9.3%

VIP Money Market Portfolio Investor Class (Cost $5,377,845)	5,377,845	5,377,845
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $69,562,736)		58,050,745
NET OTHER ASSETS (LIABILITIES) - 0.0%		(57)
NET ASSETS - 100%		$ 58,050,688
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $69,562,736) - See accompanying schedule		$ 58,050,745
Receivable for investments sold		97,860
Receivable for fund shares sold		1,115
Total assets		58,149,720

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	59
Payable for fund shares redeemed	98,972
Total liabilities		99,032

Net Assets		$ 58,050,688
Net Assets consist of:
Paid in capital		$ 69,633,006
Undistributed net investment income		19,559
Accumulated undistributed net realized gain (loss) on investments		(89,886)
Net unrealized appreciation (depreciation) on investments		(11,511,991)
Net Assets, for 6,513,375 shares outstanding		$ 58,050,688
Net Asset Value, offering price and redemption price per share ($58,050,688 ÷ 6,513,375 shares)		$ 8.91

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 24,371

Expenses
Independent trustees' compensation	$ 105
Total expenses before reductions	105
Expense reductions	(105)	0
Net investment income (loss)		24,371
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	355,478
Capital gain distributions from underlying funds	6,911	362,389
Change in net unrealized appreciation (depreciation) on underlying funds		(1,299,275)
Net gain (loss)		(936,886)
Net increase (decrease) in net assets resulting from operations		$ (912,515)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,371	$ 2,120,406
Net realized gain (loss)	362,389	1,123,545
Change in net unrealized appreciation (depreciation)	(1,299,275)	8,638,802
Net increase (decrease) in net assets resulting from operations	(912,515)	11,882,753
Distributions to shareholders from net investment income	(33,208)	(2,103,913)
Distributions to shareholders from net realized gain	(398,499)	(992,936)
Total distributions	(431,707)	(3,096,849)
Share transactions Proceeds from sales of shares	5,602,734	8,251,446
Reinvestment of distributions	431,708	3,096,849
Cost of shares redeemed	(6,672,122)	(8,188,140)
Net increase (decrease) in net assets resulting from share transactions	(637,680)	3,160,155
Total increase (decrease) in net assets	(1,981,902)	11,946,059

Net Assets
Beginning of period	60,032,590	48,086,531
End of period (including undistributed net investment income of $19,559 and undistributed net investment income of $28,396, respectively)	$ 58,050,688	$ 60,032,590
Other Information Shares
Sold	602,833	982,434
Issued in reinvestment of distributions	48,506	354,719
Redeemed	(725,500)	(1,000,041)
Net increase (decrease)	(74,161)	337,112

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.11	$ 7.69	$ 11.86	$ 11.40	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.34	.30	.33	.20	.13
Net realized and unrealized gain (loss)	(.13)	1.58	(3.41)	.71	.92	.19
Total from investment operations	(.13)	1.92	(3.11)	1.04	1.12	.32
Distributions from net investment income	(.01)	(.34)	(.30)	(.42)	(.04)	-
Distributions from net realized gain	(.06)	(.16)	(.76)	(.16)	-	-
Total distributions	(.07)	(.50)	(1.06)	(.58)	(.04)	-
Net asset value, end of period	$ 8.91	$ 9.11	$ 7.69	$ 11.86	$ 11.40	$ 10.32
Total Return B,C,D	(1.48)%	25.25%	(27.11)%	9.26%	10.89%	3.20%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.08% A	4.08%	2.98%	2.83%	1.83%	3.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 58,051	$ 60,033	$ 48,087	$ 61,370	$ 39,838	$ 6,939
Portfolio turnover rate	35% A	22%	29%	14%	15%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.4	8.2
VIP Equity-Income Portfolio Investor Class	8.6	9.4
VIP Growth & Income Portfolio Investor Class	8.6	9.5
VIP Growth Portfolio Investor Class	8.6	9.6
VIP Mid Cap Portfolio Investor Class	3.1	3.3
VIP Value Portfolio Investor Class	7.3	8.3
VIP Value Strategies Portfolio Investor Class	3.0	3.5
	46.6	51.8
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	13.7	12.6
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.3	0.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	6.9	7.2
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	28.5	26.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	3.0	2.0
Net Other Assets
Net Other Assets*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.6%
Developed International Equity Funds	13.7%
Emerging Markets Equity Funds	1.3%
High Yield Bond Funds	6.9%
Investment Grade Bond Funds	28.5%
Short-Term Funds	3.0%

Six months ago
Domestic Equity Funds	51.8%
Developed International Equity Funds	12.6%
Investment Grade Bond Funds	26.4%
High Yield Bond Funds	7.2%
Short-Term Funds	2.0%

Expected
Domestic Equity Funds	44.3%
Developed International Equity Funds	13.7%
Emerging Markets Equity Funds	2.4%
High Yield Bond Funds	6.6%
Investment Grade Bond Funds	29.3%
Short-Term Funds	3.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 46.6%
	Shares	Value
Domestic Equity Funds - 46.6%
VIP Contrafund Portfolio Investor Class	310,209	$ 5,949,805
VIP Equity-Income Portfolio Investor Class	445,076	6,920,925
VIP Growth & Income Portfolio Investor Class	681,495	6,923,991
VIP Growth Portfolio Investor Class	243,629	6,928,802
VIP Mid Cap Portfolio Investor Class	96,365	2,484,302
VIP Value Portfolio Investor Class	656,732	5,943,427
VIP Value Strategies Portfolio Investor Class	328,501	2,480,181
TOTAL DOMESTIC EQUITY FUNDS (Cost $52,620,245)		37,631,433
International Equity Funds - 15.0%

Developed International Equity Funds - 13.7%
VIP Overseas Portfolio Investor Class R	851,527	11,044,308
Emerging Markets Equity Funds - 1.3%
VIP Emerging Markets Portfolio Investor Class R	135,538	1,058,551
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $17,150,346)		12,102,859
Bond Funds - 35.4%

High Yield Bond Funds - 6.9%
VIP High Income Portfolio Investor Class	1,017,664	5,546,271
Investment Grade Bond Funds - 28.5%
VIP Investment Grade Bond Portfolio Investor Class	1,750,825	22,988,327
TOTAL BOND FUNDS (Cost $28,015,283)		28,534,598
Short-Term Funds - 3.0%

VIP Money Market Portfolio Investor Class (Cost $2,393,239)	2,393,239	2,393,239
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $100,179,113)		80,662,129
NET OTHER ASSETS (LIABILITIES) - 0.0%		4
NET ASSETS - 100%		$ 80,662,133
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $100,179,113) - See accompanying schedule		$ 80,662,129
Cash		31
Receivable for investments sold		87,593
Total assets		80,749,753

Liabilities
Payable for investments purchased	$ 25
Payable for fund shares redeemed	87,595
Total liabilities		87,620

Net Assets		$ 80,662,133
Net Assets consist of:
Paid in capital		$ 100,583,442
Undistributed net investment income		26,559
Accumulated undistributed net realized gain (loss) on investments		(430,884)
Net unrealized appreciation (depreciation) on investments		(19,516,984)
Net Assets, for 9,483,324 shares outstanding		$ 80,662,133
Net Asset Value, offering price and redemption price per share ($80,662,133 ÷ 9,483,324 shares)		$ 8.51

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 26,559

Expenses
Independent trustees' compensation	$ 141
Total expenses before reductions	141
Expense reductions	(141)	0
Net investment income (loss)		26,559
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	264,417
Capital gain distributions from underlying funds	11,374	275,791
Change in net unrealized appreciation (depreciation) on underlying funds		(2,627,098)
Net gain (loss)		(2,351,307)
Net increase (decrease) in net assets resulting from operations		$ (2,324,748)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,559	$ 2,475,413
Net realized gain (loss)	275,791	541,874
Change in net unrealized appreciation (depreciation)	(2,627,098)	13,314,509
Net increase (decrease) in net assets resulting from operations	(2,324,748)	16,331,796
Distributions to shareholders from net investment income	-	(2,473,776)
Distributions to shareholders from net realized gain	(322,497)	(694,013)
Total distributions	(322,497)	(3,167,789)
Share transactions Proceeds from sales of shares	8,862,678	14,627,983
Reinvestment of distributions	322,497	3,167,789
Cost of shares redeemed	(6,353,591)	(9,604,524)
Net increase (decrease) in net assets resulting from share transactions	2,831,584	8,191,248
Total increase (decrease) in net assets	184,339	21,355,255

Net Assets
Beginning of period	80,477,794	59,122,539
End of period (including undistributed net investment income of $26,559 and $0, respectively)	$ 80,662,133	$ 80,477,794
Other Information Shares
Sold	990,304	1,781,445
Issued in reinvestment of distributions	37,763	387,658
Redeemed	(723,626)	(1,296,073)
Net increase (decrease)	304,441	873,030

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 7.12	$ 12.09	$ 11.53	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	- I	.30	.27	.31	.22	.17
Net realized and unrealized gain (loss)	(.22)	1.72	(4.06)	.84	1.00	.19
Total from investment operations	(.22)	2.02	(3.79)	1.15	1.22	.36
Distributions from net investment income	-	(.28)	(.27)	(.40)	(.05)	-
Distributions from net realized gain	(.04)	(.09)	(.91)	(.19)	-	-
Total distributions	(.04)	(.37)	(1.18)	(.59)	(.05)	-
Net asset value, end of period	$ 8.51	$ 8.77	$ 7.12	$ 12.09	$ 11.53	$ 10.36
Total Return B,C,D	(2.57)%	28.75%	(32.63)%	10.20%	11.82%	3.60%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.06% A	3.82%	2.77%	2.59%	2.04%	4.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 80,662	$ 80,478	$ 59,123	$ 76,369	$ 47,329	$ 11,059
Portfolio turnover rate	32% A	20%	26%	12%	15%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.4	9.0
VIP Equity-Income Portfolio Investor Class	9.7	10.2
VIP Growth & Income Portfolio Investor Class	9.7	10.4
VIP Growth Portfolio Investor Class	9.7	10.5
VIP Mid Cap Portfolio Investor Class	3.5	3.7
VIP Value Portfolio Investor Class	8.3	9.1
VIP Value Strategies Portfolio Investor Class	3.5	3.8
	52.8	56.7
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	15.5	13.8
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.5	0.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.5	7.6
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	22.7	21.9
Net Other Assets
Net Other Assets*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	52.8%
Developed International Equity Funds	15.5%
Emerging Markets Equity Funds	1.5%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.7%

Six months ago
Domestic Equity Funds	56.7%
Developed International Equity Funds	13.8%
Investment Grade Bond Funds	21.9%
High Yield Bond Funds	7.6%

Expected
Domestic Equity Funds	50.9%
Developed International Equity Funds	15.8%
Emerging Markets Equity Funds	2.8%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	22.9%
Short-Term Funds	0.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 52.8%
	Shares	Value
Domestic Equity Funds - 52.8%
VIP Contrafund Portfolio Investor Class	155,481	$ 2,982,131
VIP Equity-Income Portfolio Investor Class	223,081	3,468,906
VIP Growth & Income Portfolio Investor Class	341,579	3,470,441
VIP Growth Portfolio Investor Class	122,111	3,472,850
VIP Mid Cap Portfolio Investor Class	48,368	1,246,936
VIP Value Portfolio Investor Class	329,164	2,978,939
VIP Value Strategies Portfolio Investor Class	164,884	1,244,871
TOTAL DOMESTIC EQUITY FUNDS (Cost $24,307,395)		18,865,074
International Equity Funds - 17.0%

Developed International Equity Funds - 15.5%
VIP Overseas Portfolio Investor Class R	426,877	5,536,589
Emerging Markets Equity Funds - 1.5%
VIP Emerging Markets Portfolio Investor Class R	68,313	533,525
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,090,205)		6,070,114
Bond Funds - 30.2%

High Yield Bond Funds - 7.5%
VIP High Income Portfolio Investor Class	493,745	2,690,908
Investment Grade Bond Funds - 22.7%
VIP Investment Grade Bond Portfolio Investor Class	616,232	8,091,128
TOTAL BOND FUNDS (Cost $10,565,705)		10,782,036
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $42,963,305)		35,717,224
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$ 35,717,225
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $42,963,305) - See accompanying schedule		$ 35,717,224
Cash		1
Receivable for fund shares sold		445
Total assets		35,717,670

Liabilities
Payable for investments purchased	$ 429
Payable for fund shares redeemed	16
Total liabilities		445

Net Assets		$ 35,717,225
Net Assets consist of:
Paid in capital		$ 43,290,028
Undistributed net investment income		9,314
Accumulated undistributed net realized gain (loss) on investments		(336,036)
Net unrealized appreciation (depreciation) on investments		(7,246,081)
Net Assets, for 4,246,018 shares outstanding		$ 35,717,225
Net Asset Value, offering price and redemption price per share ($35,717,225 ÷ 4,246,018 shares)		$ 8.41

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 9,314

Expenses
Independent trustees' compensation	$ 59
Total expenses before reductions	59
Expense reductions	(59)	0
Net investment income (loss)		9,314
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(5,778)
Capital gain distributions from underlying funds	5,095	(683)
Change in net unrealized appreciation (depreciation) on underlying funds		(1,436,002)
Net gain (loss)		(1,436,685)
Net increase (decrease) in net assets resulting from operations		$ (1,427,371)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,314	$ 934,238
Net realized gain (loss)	(683)	222,959
Change in net unrealized appreciation (depreciation)	(1,436,002)	5,705,982
Net increase (decrease) in net assets resulting from operations	(1,427,371)	6,863,179
Distributions to shareholders from net investment income	-	(913,842)
Distributions to shareholders from net realized gain	(76,538)	(426,022)
Total distributions	(76,538)	(1,339,864)
Share transactions Proceeds from sales of shares	6,657,969	8,304,117
Reinvestment of distributions	76,538	1,339,864
Cost of shares redeemed	(2,494,728)	(3,639,786)
Net increase (decrease) in net assets resulting from share transactions	4,239,779	6,004,195
Total increase (decrease) in net assets	2,735,870	11,527,510

Net Assets
Beginning of period	32,981,355	21,453,845
End of period (including undistributed net investment income of $9,314 and $0, respectively)	$ 35,717,225	$ 32,981,355
Other Information Shares
Sold	741,670	1,055,869
Issued in reinvestment of distributions	9,015	165,648
Redeemed	(283,046)	(489,469)
Net increase (decrease)	467,639	732,048

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.73	$ 7.04	$ 12.21	$ 11.62	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.28	.27	.32	.21	.14
Net realized and unrealized gain (loss)	(.30)	1.79	(4.29)	.86	1.06	.25
Total from investment operations	(.30)	2.07	(4.02)	1.18	1.27	.39
Distributions from net investment income	-	(.25)	(.26)	(.38)	(.04)	-
Distributions from net realized gain	(.02)	(.13)	(.89)	(.21)	-	-
Total distributions	(.02)	(.38)	(1.15)	(.59)	(.04)	-
Net asset value, end of period	$ 8.41	$ 8.73	$ 7.04	$ 12.21	$ 11.62	$ 10.39
Total Return B,C,D	(3.44)%	29.95%	(34.22)%	10.39%	12.26%	3.90%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.05% A	3.65%	2.77%	2.62%	1.95%	3.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,717	$ 32,981	$ 21,454	$ 28,587	$ 14,630	$ 2,424
Portfolio turnover rate	31% A	18%	30%	10%	18%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes (Unaudited)

Fund Holdings as of June 30, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.0	10.0
VIP Equity-Income Portfolio Investor Class	10.5	11.4
VIP Growth & Income Portfolio Investor Class	9.7	11.5
VIP Growth Portfolio Investor Class	10.5	11.7
VIP Mid Cap Portfolio Investor Class	3.8	4.1
VIP Value Portfolio Investor Class	9.0	10.0
VIP Value Strategies Portfolio Investor Class	3.7	4.2
	56.2	62.9
Developed International Equity Funds
VIP Overseas Portfolio Investor Class R	16.7	15.2
Emerging Markets Equity Funds
VIP Emerging Markets Portfolio Investor Class R	1.6	0.0
High Yield Bond Funds
VIP High Income Portfolio Investor Class	7.6	7.6
Investment Grade Bond Funds
VIP Investment Grade Bond Portfolio Investor Class	17.9	14.3
Net Other Assets
Net Other Assets*	0.0	0.0
	100.0	100.0
* Amount represents less than 0.1%.
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	56.2%
Developed International Equity Funds	16.7%
Emerging Markets Equity Funds	1.6%
High Yield Bond Funds	7.6%
Investment Grade Bond Funds	17.9%

Six months ago
Domestic Equity Funds	62.9%
Developed International Equity Funds	15.2%
Investment Grade Bond Funds	14.3%
High Yield Bond Funds	7.6%

Expected
Domestic Equity Funds	54.3%
Developed International Equity Funds	16.8%
Emerging Markets Equity Funds	3.0%
High Yield Bond Funds	7.5%
Investment Grade Bond Funds	18.4%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2009. The current allocation is based on the fund's holdings as of June 30, 2010. The expected allocation represents the fund's anticipated allocation at December 31, 2010.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.2%
	Shares	Value
Domestic Equity Funds - 56.2%
VIP Contrafund Portfolio Investor Class	167,203	$ 3,206,957
VIP Equity-Income Portfolio Investor Class	239,698	3,727,303
VIP Growth & Income Portfolio Investor Class	340,491	3,459,388
VIP Growth Portfolio Investor Class	131,207	3,731,541
VIP Mid Cap Portfolio Investor Class	51,932	1,338,818
VIP Value Portfolio Investor Class	353,980	3,203,523
VIP Value Strategies Portfolio Investor Class	177,033	1,336,600
TOTAL DOMESTIC EQUITY FUNDS (Cost $27,951,739)		20,004,130
International Equity Funds - 18.3%

Developed International Equity Funds - 16.7%
VIP Overseas Portfolio Investor Class R	458,702	5,949,368
Emerging Markets Equity Funds - 1.6%
VIP Emerging Markets Portfolio Investor Class R	73,121	571,074
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $9,237,375)		6,520,442
Bond Funds - 25.5%

High Yield Bond Funds - 7.6%
VIP High Income Portfolio Investor Class	492,160	2,682,272
Investment Grade Bond Funds - 17.9%
VIP Investment Grade Bond Portfolio Investor Class	485,994	6,381,104
TOTAL BOND FUNDS (Cost $9,040,463)		9,063,376
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $46,229,577)		35,587,948
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1)
NET ASSETS - 100%		$ 35,587,947
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $46,229,577) - See accompanying schedule		$ 35,587,948
Receivable for fund shares sold		759
Total assets		35,588,707

Liabilities
Payable to custodian bank	$ 1
Payable for investments purchased	739
Payable for fund shares redeemed	20
Total liabilities		760

Net Assets		$ 35,587,947
Net Assets consist of:
Paid in capital		$ 46,404,053
Undistributed net investment income		7,429
Accumulated undistributed net realized gain (loss) on investments		(181,906)
Net unrealized appreciation (depreciation) on investments		(10,641,629)
Net Assets, for 4,461,225 shares outstanding		$ 35,587,947
Net Asset Value, offering price and redemption price per share ($35,587,947 ÷ 4,461,225 shares)		$ 7.98

Statement of Operations

Six months ended June 30, 2010 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 8,718

Expenses
Independent trustees' compensation	$ 61
Total expenses before reductions	61
Expense reductions	(61)	0
Net investment income (loss)		8,718
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	147,675
Capital gain distributions from underlying funds	5,970	153,645
Change in net unrealized appreciation (depreciation) on underlying funds		(1,790,556)
Net gain (loss)		(1,636,911)
Net increase (decrease) in net assets resulting from operations		$ (1,628,193)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2010 (Unaudited)	Year ended December 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,718	$ 815,117
Net realized gain (loss)	153,645	524,444
Change in net unrealized appreciation (depreciation)	(1,790,556)	6,784,077
Net increase (decrease) in net assets resulting from operations	(1,628,193)	8,123,638
Distributions to shareholders from net investment income	(20,940)	(799,682)
Distributions to shareholders from net realized gain	(209,402)	(516,972)
Total distributions	(230,342)	(1,316,654)
Share transactions Proceeds from sales of shares	4,211,742	6,116,678
Reinvestment of distributions	230,342	1,316,654
Cost of shares redeemed	(1,555,317)	(4,466,810)
Net increase (decrease) in net assets resulting from share transactions	2,886,767	2,966,522
Total increase (decrease) in net assets	1,028,232	9,773,506

Net Assets
Beginning of period	34,559,715	24,786,209
End of period (including undistributed net investment income of $7,429 and undistributed net investment income of $19,651, respectively)	$ 35,587,947	$ 34,559,715
Other Information Shares
Sold	493,357	850,175
Issued in reinvestment of distributions	28,508	176,673
Redeemed	(185,146)	(623,714)
Net increase (decrease)	336,719	403,134

Financial Highlights

	Six months ended June 30, 2010	Years ended December 31,
	(Unaudited)	2009	2008	2007	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 6.66	$ 12.48	$ 11.72	$ 10.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	- I	.21	.23	.30	.20	.15
Net realized and unrealized gain (loss)	(.34)	1.85	(4.78)	.99	1.16	.27
Total from investment operations	(.34)	2.06	(4.55)	1.29	1.36	.42
Distributions from net investment income	(.01)	(.20)	(.29)	(.29)	(.06)	-
Distributions from net realized gain	(.05)	(.14)	(.98)	(.24)	-	-
Total distributions	(.06)	(.34)	(1.27)	(.53)	(.06)	-
Net asset value, end of period	$ 7.98	$ 8.38	$ 6.66	$ 12.48	$ 11.72	$ 10.42
Total Return B,C,D	(4.13)%	31.57%	(38.13)%	11.28%	13.12%	4.20%
Ratios to Average Net Assets F,H
Expenses before reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00%	.00%	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00%	.00%	.00%	.00% A
Net investment income (loss)	.05% A	2.86%	2.38%	2.41%	1.84%	3.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35,588	$ 34,560	$ 24,786	$ 31,355	$ 14,728	$ 4,698
Portfolio turnover rate	28% A	21%	19%	12%	36%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2010 (Unaudited)

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V. The Variable Insurance Products Fund V (the Trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Investor Freedom Income	$ 30,203,930	$ 744,744	$ (1,735,073)	$ (990,329)
VIP Investor Freedom 2005	11,046,344	260,059	(1,686,955)	(1,426,896)
VIP Investor Freedom 2010	59,253,835	834,067	(11,673,740)	(10,839,673)
VIP Investor Freedom 2015	70,006,571	1,382,635	(13,338,461)	(11,955,826)
VIP Investor Freedom 2020	100,918,533	1,564,791	(21,821,195)	(20,256,404)
VIP Investor Freedom 2025	43,335,019	1,217,006	(8,834,801)	(7,617,795)
VIP Investor Freedom 2030	46,579,651	645,574	(11,637,277)	(10,991,703)

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	6,916,513	3,336,457
VIP Investor Freedom 2005	3,759,751	3,400,424
VIP Investor Freedom 2010	9,232,038	7,746,136
VIP Investor Freedom 2015	10,694,567	11,730,595
VIP Investor Freedom 2020	15,755,603	13,205,246
VIP Investor Freedom 2025	9,577,156	5,398,002
VIP Investor Freedom 2030	7,652,594	4,979,736

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

5. Expense Reductions.

FMR voluntarily agreed to reimburse the Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
VIP Investor Freedom Income	0%	$ 47
VIP Investor Freedom 2005	0%	17
VIP Investor Freedom 2010	0%	83
VIP Investor Freedom 2015	0%	105
VIP Investor Freedom 2020	0%	141
VIP Investor Freedom 2025	0%	59
VIP Investor Freedom 2030	0%	61

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPIFF-SANN-0810
1.833440.104

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in a Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 2, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 2, 2010